UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.7%
1,283	*	Mobileye NV	$53,925
2,746	*,e	Tesla Motors, Inc	518,362

		TOTAL AUTOMOBILES & COMPONENTS	572,287

CAPITAL GOODS - 2.0%
1,614	*	Middleby Corp	165,677
4,195		Roper Industries, Inc	721,540
2,985	e	W.W. Grainger, Inc	703,893

		TOTAL CAPITAL GOODS	1,591,110

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
13,165	*	Verisk Analytics, Inc	939,981

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	939,981

CONSUMER DURABLES & APPAREL - 2.5%
15,460		Nike, Inc (Class B)	1,551,102
5,304		VF Corp	399,444

		TOTAL CONSUMER DURABLES & APPAREL	1,950,546

CONSUMER SERVICES - 4.5%
9,411		ARAMARK Holdings Corp	297,670
3,272		Marriott International, Inc (Class A)	262,807
14,589	*	MGM Mirage	306,806
14,954	*	Norwegian Cruise Line Holdings Ltd	807,666
3,292		Restaurant Brands International, Inc	126,446
17,662		Starbucks Corp	1,672,591

		TOTAL CONSUMER SERVICES	3,473,986

DIVERSIFIED FINANCIALS - 5.3%
5,676		Ameriprise Financial, Inc	742,648
26,914		Charles Schwab Corp	819,262
3,670		IntercontinentalExchange Group, Inc	856,101
7,498		McGraw-Hill Financial, Inc	775,293
8,426		Moody’s Corp	874,619

		TOTAL DIVERSIFIED FINANCIALS	4,067,923

ENERGY - 2.5%
6,070	*	Cheniere Energy, Inc	469,818
5,883	*	Concho Resources, Inc	681,957
7,680		EOG Resources, Inc	704,179
521		Pioneer Natural Resources Co	85,189

		TOTAL ENERGY	1,941,143

FOOD & STAPLES RETAILING - 1.0%
7,312		CVS Corp	754,672

		TOTAL FOOD & STAPLES RETAILING	754,672

FOOD, BEVERAGE & TOBACCO - 2.5%
2,109		Keurig Green Mountain, Inc	235,639
6,544		Mead Johnson Nutrition Co	657,868
6,154	*	Monster Beverage Corp	851,683
2,050		Pinnacle Foods, Inc	83,660
2,141	*	WhiteWave Foods Co (Class A)	94,932

		TOTAL FOOD, BEVERAGE & TOBACCO	1,923,782

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 2.9%
11,776	*	Cerner Corp	$862,710
2,988	*	Idexx Laboratories, Inc	461,586
3,845	*	Inovalon Holdings, Inc	116,157
1,530	*	Intuitive Surgical, Inc	772,696

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,213,149

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
19,527		Estee Lauder Cos (Class A)	1,623,865

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,623,865

MATERIALS - 4.1%
11,475		Monsanto Co	1,291,396
3,791		PPG Industries, Inc	855,022
3,463		Sherwin-Williams Co	985,224

		TOTAL MATERIALS	3,131,642

MEDIA - 4.9%
11,188		CBS Corp (Class B)	678,328
12,806		Comcast Corp (Class A)	723,155
9,557		Time Warner, Inc	806,993
15,099		Walt Disney Co	1,583,734

		TOTAL MEDIA	3,792,210

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 16.4%
11,834		AbbVie, Inc	692,762
6,032	*	Actavis plc	1,795,244
6,533	*	Alexion Pharmaceuticals, Inc	1,132,169
2,889	*	Alkermes plc	176,142
3,544	*	BioMarin Pharmaceuticals, Inc	441,653
18,346		Bristol-Myers Squibb Co	1,183,317
19,447	*	Celgene Corp	2,241,850
15,015	*	Gilead Sciences, Inc	1,473,422
2,455	*	Illumina, Inc	455,746
7,449		Novartis AG. (ADR)	734,546
7,058		Perrigo Co plc	1,168,452
476	*	Regeneron Pharmaceuticals, Inc	214,905
6,899		Thermo Electron Corp	926,812

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	12,637,020

REAL ESTATE - 0.8%
15,815	*	CBRE Group, Inc	612,199

		TOTAL REAL ESTATE	612,199

RETAILING - 7.0%
6,116	*	Amazon.com, Inc	2,275,764
8,369		Expedia, Inc	787,774
46,085	*	Groupon, Inc	332,273
15,702		Home Depot, Inc	1,783,904
2,542		Tiffany & Co	223,721

		TOTAL RETAILING	5,403,436

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
28,784		Applied Materials, Inc	649,367
9,242		ARM Holdings plc (ADR)	455,631
1,793		Avago Technologies Ltd	227,675
4,953		Broadcom Corp (Class A)	214,440
2,976		Lam Research Corp	209,019
5,682	*	NXP Semiconductors NV	570,246

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,326,378

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 25.9%
28,492	*	Adobe Systems, Inc	$2,106,698
1,741	*	Alliance Data Systems Corp	515,771
12,254	*	Autodesk, Inc	718,575
9,919	*	eBay, Inc	572,128
23,978	*	Facebook, Inc	1,971,351
3,245	*	Google, Inc	1,778,260
2,519	*	Google, Inc (Class A)	1,397,289
22,934		Intuit, Inc	2,223,681
1,846	*	LinkedIn Corp	461,242
21,333		Mastercard, Inc (Class A)	1,842,958
15,757	*	Red Hat, Inc	1,193,593
6,673	e	Sabre Corp	162,154
22,446	*	Salesforce.com, Inc	1,499,617
2,036	*	ServiceNow, Inc	160,396
16,300		Tencent Holdings Ltd	309,535
25,460		Visa, Inc (Class A)	1,665,339
31,552	*	Yahoo!, Inc	1,402,013

		TOTAL SOFTWARE & SERVICES	19,980,600

TECHNOLOGY HARDWARE & EQUIPMENT - 7.6%
161,265		Alcatel-Lucent (ADR)	601,519
31,560		Apple, Inc	3,927,011
44,875		Cisco Systems, Inc	1,235,184
691	*	Palo Alto Networks, Inc	100,941

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,864,655

TELECOMMUNICATION SERVICES - 0.8%
11,768	*	Level 3 Communications, Inc	633,589

		TOTAL TELECOMMUNICATION SERVICES	633,589

TRANSPORTATION - 1.9%
9,480		Delta Air Lines, Inc	426,221
4,708	*	Hertz Global Holdings, Inc	102,070
2,454		Ryder System, Inc	232,860
6,378		Union Pacific Corp	690,801

		TOTAL TRANSPORTATION	1,451,952

		TOTAL COMMON STOCKS (Cost $59,067,818)	76,886,125

SHORT-TERM INVESTMENTS - 1.6%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.6%
1,285,026	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	1,285,026

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	1,285,026

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,285,026)	1,285,026

		TOTAL INVESTMENTS - 101.2% (Cost $60,352,844)	78,171,151
		OTHER ASSETS & LIABILITIES, NET - (1.2)%	(941,862)

		NET ASSETS - 100.0%	$77,229,289

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,249,260.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.1%
11,273		Delphi Automotive plc	$898,909
15,383		General Motors Co	576,862
2,379	*	Visteon Corp	229,336

		TOTAL AUTOMOBILES & COMPONENTS	1,705,107

BANKS - 5.3%
98,103		Bank of America Corp	1,509,805
47,283		Citigroup, Inc	2,436,020
12,633		East West Bancorp, Inc	511,131
22,869		JPMorgan Chase & Co	1,385,404
38,866		Wells Fargo & Co	2,114,311
5,727		Zions Bancorporation	154,629

		TOTAL BANKS	8,111,300

CAPITAL GOODS - 6.0%
1,938	p	Acuity Brands, Inc	325,894
8,902		Caesarstone Sdot-Yam Ltd	540,440
11,218		Eaton Corp	762,151
5,722		General Dynamics Corp	776,647
63,767		General Electric Co	1,582,059
16,960		Honeywell International, Inc	1,769,098
9,433		Illinois Tool Works, Inc	916,322
12,618		ITT Corp	503,584
5,037		Northrop Grumman Corp	810,756
7,633		Rockwell Collins, Inc	736,966
3,916	*	WABCO Holdings, Inc	481,198

		TOTAL CAPITAL GOODS	9,205,115

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
2,472		Equifax, Inc	229,896

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	229,896

CONSUMER DURABLES & APPAREL - 4.5%
9,421	*	GoPro, Inc	408,966
11,764		Hanesbrands, Inc	394,212
4,565	p	Harman International Industries, Inc	610,021
19,592	*	Jarden Corp	1,036,417
14,946	*	Kate Spade & Co	499,047
4,683		Lennar Corp (Class A)	242,626
5,522	*	Lululemon Athletica, Inc	353,518
13,265		Mattel, Inc	303,105
3,078	*	Mohawk Industries, Inc	571,738
27,654		Newell Rubbermaid, Inc	1,080,442
8,670		Nike, Inc (Class B)	869,861
30	e	Prada S.p.A	182
6,513		VF Corp	490,494

		TOTAL CONSUMER DURABLES & APPAREL	6,860,629

CONSUMER SERVICES - 1.4%
23,598	*	Hilton Worldwide Holdings, Inc	698,973
7,522	*	Norwegian Cruise Line Holdings Ltd	406,263
14,113		Restaurant Brands International, Inc	542,080
16,455	p	Sonic Corp	521,624

		TOTAL CONSUMER SERVICES	2,168,940

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 4.0%
7,558		Ameriprise Financial, Inc	$988,889
40,407	*	ING Groep NV	591,881
12,454		Lazard Ltd (Class A)	654,956
9,711		Legg Mason, Inc	536,047
11,392		Moody’s Corp	1,182,489
34,501		Morgan Stanley	1,231,341
18,269		Voya Financial, Inc	787,576

		TOTAL DIVERSIFIED FINANCIALS	5,973,179

ENERGY - 6.4%
11,493		Baker Hughes, Inc	730,725
4,141	*	Cheniere Energy, Inc	320,513
11,113		Chevron Corp	1,166,643
6,478	*	Columbia Pipeline Partners LP	179,376
8,324	*	Concho Resources, Inc	964,918
21,408	*	Continental Resources, Inc	934,887
9,181	*	Diamondback Energy, Inc	705,468
8,664		Energen Corp	571,824
12,742		EOG Resources, Inc	1,168,314
15,734		Exxon Mobil Corp	1,337,390
2,084	p	HollyFrontier Corp	83,923
5,653		Marathon Petroleum Corp	578,811
15,570		Valero Energy Corp	990,563

		TOTAL ENERGY	9,733,355

FOOD & STAPLES RETAILING - 2.8%
6,589		Costco Wholesale Corp	998,201
12,992		CVS Corp	1,340,904
6,683	*	Diplomat Pharmacy, Inc	231,098
21,171		Kroger Co	1,622,969

		TOTAL FOOD & STAPLES RETAILING	4,193,172

FOOD, BEVERAGE & TOBACCO - 5.6%
58,029		Britvic plc	629,998
5,418		Brown-Forman Corp (Class B)	489,516
10,278		Coca-Cola Enterprises, Inc	454,288
12,814	*	Constellation Brands, Inc (Class A)	1,489,115
8,466	*	Diamond Foods, Inc	275,738
5,515		Mead Johnson Nutrition Co	554,423
20,048		Mondelez International, Inc	723,532
3,261	*	Monster Beverage Corp	451,306
21,687		PepsiCo, Inc	2,073,711
9,816		SABMiller plc	514,179
10,403		Tyson Foods, Inc (Class A)	398,435
11,725	*	WhiteWave Foods Co (Class A)	519,886

		TOTAL FOOD, BEVERAGE & TOBACCO	8,574,127

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
4,151		Becton Dickinson & Co	596,042
3,390	*	Edwards Lifesciences Corp	482,940
19,592	*	Hologic, Inc	647,026
7,708		Humana, Inc	1,372,178
1,150	*	Idexx Laboratories, Inc	177,652
6,006	*	Inovalon Holdings, Inc	181,441
11,526	*	Insulet Corp	384,392
4,125		McKesson Corp	933,075
5,677		STERIS Corp	398,923
7,396		Universal Health Services, Inc (Class B)	870,583
7,060		Zimmer Holdings, Inc	829,691

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	6,873,943

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
4,109		Estee Lauder Cos (Class A)	341,705
2,288		L’Oreal S.A.	421,428
24,504		Procter & Gamble Co	2,007,858

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,770,991

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

INSURANCE - 2.2%
9,390		ACE Ltd	$1,046,891
27,862		Hartford Financial Services Group, Inc	1,165,189
8,796		Metlife, Inc	444,638
19,778		XL Capital Ltd	727,830

		TOTAL INSURANCE	3,384,548

MATERIALS - 2.9%
8,926		Akzo Nobel NV	674,892
46,530		Alcoa, Inc	601,168
4,050		Ashland, Inc	515,606
17,431		Dow Chemical Co	836,339
4,197		PPG Industries, Inc	946,591
19,322		Sealed Air Corp	880,310

		TOTAL MATERIALS	4,454,906

MEDIA - 4.3%
10,944	*	AMC Networks, Inc	838,748
4,948		CBS Corp (Class B)	299,997
16,268		Comcast Corp (Class A)	918,654
5,211	*	DISH Network Corp (Class A)	365,083
16,231		Lions Gate Entertainment Corp	550,556
14,727		Time Warner, Inc	1,243,548
22,024		Walt Disney Co	2,310,097

		TOTAL MEDIA	6,526,683

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.1%
21,907		AbbVie, Inc	1,282,436
5,821	*	Actavis plc	1,732,446
6,443		Amgen, Inc	1,029,914
5,001	*	BioMarin Pharmaceuticals, Inc	623,224
15,562		Bristol-Myers Squibb Co	1,003,749
12,618	*	Celgene Corp	1,454,603
19,395	*	Gilead Sciences, Inc	1,903,231
9,433		H Lundbeck AS	198,708
3,542	*	Illumina, Inc	657,537
4,841		Ipsen	229,059
4,194	*	Jazz Pharmaceuticals plc	724,681
15,798		Johnson & Johnson	1,589,279
27,600		Merck & Co, Inc	1,586,448
11,133	*,p	Mylan NV	660,743
6,324		Novartis AG.	624,182
31,062		Pfizer, Inc	1,080,647
7,179		Shire Ltd	572,332

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	16,953,219

REAL ESTATE - 0.8%
14,265		Brixmor Property Group, Inc	378,736
10,420		Crown Castle International Corp	860,067

		TOTAL REAL ESTATE	1,238,803

RETAILING - 6.2%
3,227	*	Amazon.com, Inc	1,200,766
1,186	*	AutoZone, Inc	809,042
15,486		Best Buy Co, Inc	585,216
21,741		Home Depot, Inc	2,469,995
3,414		HSN, Inc	232,937
65,632	*,e	JC Penney Co, Inc	551,965
1,542	*,p	NetFlix, Inc	642,536
2,912	*	O’Reilly Automotive, Inc	629,691
830	*,p	Restoration Hardware Holdings, Inc	82,328
7,086	*	Sally Beauty Holdings, Inc	243,546
7,043		Target Corp	578,019

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

6,289		Tiffany & Co	$553,495
2,239	*	Ulta Salon Cosmetics & Fragrance, Inc	337,753
6,813		Williams-Sonoma, Inc	543,064

		TOTAL RETAILING	9,460,353

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
3,866		Analog Devices, Inc	243,558
8,138		Avago Technologies Ltd	1,033,363
13,995		Broadcom Corp (Class A)	605,914
5,598	*,p	Cavium Networks, Inc	396,450
40,152	p	Intel Corp	1,255,553
23,413	*,p	Micron Technology, Inc	635,195
10,958	*,p	NXP Semiconductors NV	1,099,745
15,027		Texas Instruments, Inc	859,319

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	6,129,097

SOFTWARE & SERVICES - 11.8%
2,556	*	Alliance Data Systems Corp	757,215
6,167	*	Autodesk, Inc	361,633
6,969	*	Check Point Software Technologies	571,249
6,965	*	Citrix Systems, Inc	444,854
4,456		Dassault Systemes S.A.	301,557
7,922	*	Electronic Arts, Inc	465,932
24,262	*	Facebook, Inc	1,994,700
6,307	*,e	FireEye, Inc	247,550
16,208	*	Fortinet, Inc	566,470
4,829	*,p	Google, Inc	2,646,292
5,548	*	GrubHub, Inc	251,824
12,422	*,e	LendingClub Corp	244,092
1,234	*	LinkedIn Corp	308,327
6,115	*	Manhattan Associates, Inc	309,480
15,228		Mastercard, Inc (Class A)	1,315,547
58,835		Microsoft Corp	2,391,937
2,699	*	MicroStrategy, Inc (Class A)	456,644
32,873		Oracle Corp	1,418,470
14,349	*	Salesforce.com, Inc	958,657
18,106	*	Take-Two Interactive Software, Inc	460,888
18,150		Tencent Holdings Ltd	344,667
13,961	*	VeriFone Systems, Inc	487,099
15,039	*	Yahoo!, Inc	668,258

		TOTAL SOFTWARE & SERVICES	17,973,342

TECHNOLOGY HARDWARE & EQUIPMENT - 6.8%
57,000		Apple, Inc	7,092,510
26,034	*	Ciena Corp	502,717
62,821		Cisco Systems, Inc	1,729,148
9,158	*	F5 Networks, Inc	1,052,620

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	10,376,995

TELECOMMUNICATION SERVICES - 1.9%
14,205	*	Level 3 Communications, Inc	764,797
21,858		T-Mobile US, Inc	692,680
29,648		Verizon Communications, Inc	1,441,782

		TOTAL TELECOMMUNICATION SERVICES	2,899,259

TRANSPORTATION - 2.2%
16,951		CSX Corp	561,417
24,767		Delta Air Lines, Inc	1,113,525
4,378		FedEx Corp	724,340
2,598	*	Old Dominion Freight Line	200,825
7,822		Ryder System, Inc	742,230

		TOTAL TRANSPORTATION	3,342,337

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

UTILITIES - 2.1%
13,812		American Electric Power Co, Inc	$776,925
9,493		American Water Works Co, Inc	514,616
11,914		NextEra Energy, Inc	1,239,651
6,759		Sempra Energy	736,866

		TOTAL UTILITIES	3,268,058

		TOTAL COMMON STOCKS (Cost $119,196,153)	152,407,354

PURCHASED OPTIONS - 0.0%

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
2,100		Micron Technology, Inc	693

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	693

		TOTAL PURCHASED OPTIONS (Cost $546)	693

SHORT-TERM INVESTMENTS - 0.6%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
939,881	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	939,881

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	939,881

		TOTAL SHORT-TERM INVESTMENTS (Cost $939,881)	939,881

		TOTAL INVESTMENTS - 100.5% (Cost $120,136,580)	153,347,928
		OTHER ASSETS & LIABILITIES, NET - (0.5)%	(762,759)

		NET ASSETS - 100.0%	$152,585,169

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $956,539.

p	All or a portion of these securities have been segregated to cover requirements on open written options contracts.

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.4%

AUTOMOBILES & COMPONENTS - 0.5%
8,261	*	American Axle & Manufacturing Holdings, Inc	$213,382
8,682		General Motors Co	325,575

		TOTAL AUTOMOBILES & COMPONENTS	538,957

BANKS - 10.6%
186,371		Bank of America Corp	2,868,250
27,191		Citigroup, Inc	1,400,880
14,490	*	Hilltop Holdings, Inc	281,686
46,491		Huntington Bancshares, Inc	513,725
27,735		Investors Bancorp, Inc	325,054
26,893		JPMorgan Chase & Co	1,629,178
49,802		Keycorp	705,196
53,798		Regions Financial Corp	508,391
25,262		TCF Financial Corp	397,119
2,482		US Bancorp	108,389
55,360		Wells Fargo & Co	3,011,584
8,360		Zions Bancorporation	225,720

		TOTAL BANKS	11,975,172

CAPITAL GOODS - 6.5%
10,522		Allegion plc	643,631
2,195		General Dynamics Corp	297,927
87,145		General Electric Co	2,162,068
1,355		Hubbell, Inc (Class B)	148,535
4,621		Joy Global, Inc	181,051
1,184		L-3 Communications Holdings, Inc	148,935
17,971		Masco Corp	479,826
14,279		SPX Corp	1,212,287
30,910		Terex Corp	821,897
84,000		Toshiba Corp	351,965
6,084		United Technologies Corp	713,045
7,120	*,e	USG Corp	190,104

		TOTAL CAPITAL GOODS	7,351,271

CONSUMER DURABLES & APPAREL - 2.5%
4,049	*	Deckers Outdoor Corp	295,051
21,001	*	Jarden Corp	1,110,953
19,346		Mattel, Inc	442,056
27,698		Pulte Homes, Inc	615,727
14,703	*	Sony Corp (ADR)	393,746

		TOTAL CONSUMER DURABLES & APPAREL	2,857,533

CONSUMER SERVICES - 2.8%
24,367		ARAMARK Holdings Corp	770,728
4,204	*	Belmond Ltd.	51,625
6,634		Carnival Corp	317,371
4,069		Darden Restaurants, Inc	282,145
27,536		Extended Stay America, Inc	537,778
8,014		Interval Leisure Group, Inc	210,047
14,872	*	MGM Mirage	312,758
181		Restaurant Brands International LP	6,724
18,079		Restaurant Brands International, Inc	694,414

		TOTAL CONSUMER SERVICES	3,183,590

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 6.1%
2,150	*	Ally Financial, Inc	$45,107
2,682		Capital One Financial Corp	211,395
42,072	*	E*Trade Financial Corp	1,201,366
2,533		Goldman Sachs Group, Inc	476,128
29,977	*	ING Groep NV (ADR)	437,964
13,666		Legg Mason, Inc	754,363
34,076		Morgan Stanley	1,216,172
17,769		State Street Corp	1,306,555
38,408	*	Synchrony Financial	1,165,683

		TOTAL DIVERSIFIED FINANCIALS	6,814,733

ENERGY - 9.9%
2,772		Anadarko Petroleum Corp	229,549
18,672		Apache Corp	1,126,482
3,676		Baker Hughes, Inc	233,720
19,857		Chevron Corp	2,084,588
2,498		Cimarex Energy Co	287,495
3,651	*	Columbia Pipeline Partners LP	101,096
5,139	*	Concho Resources, Inc	595,713
11,667	*	Diamondback Energy, Inc	896,492
6,253		EOG Resources, Inc	573,338
20,068		Exxon Mobil Corp	1,705,780
9,592	*,e	Laredo Petroleum Holdings, Inc	125,080
22,166	*	Matador Resources Co	485,879
24,791		Nabors Industries Ltd	338,397
4,958		Pioneer Natural Resources Co	810,683
24,865	*	RSP Permian, Inc	626,349
1	*	Seventy Seven Energy, Inc	4
163		Valero Energy Corp	10,370
35,898	*	Weatherford International Ltd	441,545
8,959		Williams Cos, Inc	453,236

		TOTAL ENERGY	11,125,796

FOOD & STAPLES RETAILING - 1.0%
8,309		CVS Corp	857,572
3,461		Walgreens Boots Alliance, Inc	293,077

		TOTAL FOOD & STAPLES RETAILING	1,150,649

FOOD, BEVERAGE & TOBACCO - 3.2%
16,755		ConAgra Foods, Inc	612,060
8,971		Kraft Foods Group, Inc	781,509
15,224		Mondelez International, Inc	549,434
23,926		Pinnacle Foods, Inc	976,420
12,893		SABMiller plc	675,358

		TOTAL FOOD, BEVERAGE & TOBACCO	3,594,781

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
1,165		Anthem, Inc	179,888
2,267		Baxter International, Inc	155,290
63,205	*	Boston Scientific Corp	1,121,889
14,241	*	Hologic, Inc	470,309
6,419		Medtronic plc	500,618
11,900	*	Olympus Corp	441,199
13,201		UnitedHealth Group, Inc	1,561,546
5,955	*	WellCare Health Plans, Inc	544,644

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,975,383

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
27,832		Procter & Gamble Co	2,280,554

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,280,554

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

INSURANCE - 6.9%
8,399		ACE Ltd	$936,405
12,196		Allstate Corp	867,989
14,562		American International Group, Inc	797,852
8,385	*	Berkshire Hathaway, Inc (Class B)	1,210,123
19,610		Hartford Financial Services Group, Inc	820,090
9,294		Marsh & McLennan Cos, Inc	521,301
11,682		Metlife, Inc	590,525
10,526		Principal Financial Group	540,721
5,459		Prudential Financial, Inc	438,412
4,542		Travelers Cos, Inc	491,126
13,660		XL Capital Ltd	502,688

		TOTAL INSURANCE	7,717,232

MATERIALS - 3.9%
19,423		Acerinox S.A.	326,701
2,719		Akzo Nobel NV	205,583
4,372		Albemarle Corp	231,017
10,532		Axiall Corp	494,372
39,584	*	Cemex SAB de C.V. (ADR)	374,861
14,479	*	Constellium NV	294,213
3,333		Freeport-McMoRan Copper & Gold, Inc (Class B)	63,160
81,245	*	Louisiana-Pacific Corp	1,341,355
15,651		Sealed Air Corp	713,059
3,180	e	Southern Copper Corp (NY)	92,792
4,677	*	Trinseo S.A.	92,605
1,699	e	Wacker Chemie AG.	196,113

		TOTAL MATERIALS	4,425,831

MEDIA - 1.0%
1,585		Naspers Ltd (N Shares)	243,124
5,498		Time Warner, Inc	464,251
6,076	*	Tribune Co	369,482

		TOTAL MEDIA	1,076,857

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.9%
10,223		AbbVie, Inc	598,454
1,069	*	Actavis plc	318,156
11,647		Agilent Technologies, Inc	483,933
18,649	*	Biovitrum AB	196,655
5,009		Bristol-Myers Squibb Co	323,080
14,959		Eli Lilly & Co	1,086,771
12,076	*	Endo International plc	1,083,217
102	*,e	Foundation Medicine, Inc	4,907
4,514	*,e	Insys Therapeutics, Inc	262,399
17,316		Johnson & Johnson	1,741,990
5,344	*	Mallinckrodt plc	676,818
22,041		Merck & Co, Inc	1,266,917
75,975		Pfizer, Inc	2,643,170
6,164	*	Qiagen NV (NASDAQ)	155,333
7,756		Zoetis Inc	359,025

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,200,825

REAL ESTATE - 2.8%
23,558		Brixmor Property Group, Inc	625,465
9,563	*	Forest City Enterprises, Inc (Class A)	244,048
4,774		Home Properties, Inc	330,790
11,086		Mack-Cali Realty Corp	213,738
6,276		Paramount Group, Inc	121,127
4,973		Post Properties, Inc	283,113
3,354		Potlatch Corp	134,294
7,347	*	Realogy Holdings Corp	334,142
18,934		Starwood Property Trust, Inc	460,096
965		Vornado Realty Trust	108,080
16,190		WP GLIMCHER, Inc	269,240

		TOTAL REAL ESTATE	3,124,133

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

RETAILING - 3.5%
2,188		American Eagle Outfitters, Inc	$37,371
16,833		Best Buy Co, Inc	636,119
4,354		Dick’s Sporting Goods, Inc	248,134
19,533		DSW, Inc (Class A)	720,377
3,106		Expedia, Inc	292,368
69,001	*	Groupon, Inc	497,497
251,050	e	Hengdeli Holdings Ltd	46,631
287,371	*	Intime Retail Group Co Ltd	199,869
68,739	*,e	JC Penney Co, Inc	578,095
2,325	*,e	Lifestyle Properties Development Ltd	570
8,693		Target Corp	713,435

		TOTAL RETAILING	3,970,466

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
9,701		Applied Materials, Inc	218,855
32,982		Atmel Corp	271,442
20,681		Broadcom Corp (Class A)	895,384
14,094		Intel Corp	440,719
9,118	*	Mellanox Technologies Ltd	413,410
45,707	*	ON Semiconductor Corp	553,512
27,825		Teradyne, Inc	524,501

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,317,823

SOFTWARE & SERVICES - 4.7%
7,959	*	Autodesk, Inc	466,716
2,960	*	Cimpress NV	249,765
2,194	*	Citrix Systems, Inc	140,131
10,752	*	eBay, Inc	620,175
13,074	*	Fortinet, Inc	456,936
26,132		Microsoft Corp	1,062,396
8,356	*	PTC, Inc	302,237
5,781	*	Rackspace Hosting, Inc	298,242
30,803	*	Yahoo!, Inc	1,368,731
117,732	*	Zynga, Inc	335,536

		TOTAL SOFTWARE & SERVICES	5,300,865

TECHNOLOGY HARDWARE & EQUIPMENT - 4.4%
98,940		Alcatel-Lucent (ADR)	369,046
6,598	*	Ciena Corp	127,407
51,803		Cisco Systems, Inc	1,425,878
9,377		Corning, Inc	212,670
23,744		EMC Corp	606,897
17,482		Hewlett-Packard Co	544,739
41,428	*	JDS Uniphase Corp	543,535
10,597		Juniper Networks, Inc	239,280
5,823	*	Keysight Technologies, Inc	216,325
4,672	*,e	Knowles Corp	90,030
44,178		Nokia Corp	334,869
4,015		Seagate Technology, Inc	208,901

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	4,919,577

TELECOMMUNICATION SERVICES - 2.3%
38,679		AT&T, Inc	1,262,869
19,465	*	Level 3 Communications, Inc	1,047,996
10,889		Telephone & Data Systems, Inc	271,136

		TOTAL TELECOMMUNICATION SERVICES	2,582,001

TRANSPORTATION - 2.8%
13,283		American Airlines Group, Inc	701,077
15,994	*,b,m	AMR Corp (Escrow)	160
17,281		Con-Way, Inc	762,610
9,236		CSX Corp	305,896
2,517		FedEx Corp	416,438

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

30,737	*	Hertz Global Holdings, Inc	$666,378
3,700	*	UAL Corp	248,825
7,536	e	UTI Worldwide, Inc	92,693

		TOTAL TRANSPORTATION	3,194,077

UTILITIES - 3.7%
20,564		Centerpoint Energy, Inc	419,711
6,054		Duke Energy Corp	464,826
4,582		Edison International	286,238
7,440		Exelon Corp	250,059
10,536		FirstEnergy Corp	369,392
13,246		NextEra Energy, Inc	1,378,246
19,852		NRG Energy, Inc	500,072
5,032		PG&E Corp	267,048
2,461		Sempra Energy	268,298

		TOTAL UTILITIES	4,203,890

		TOTAL COMMON STOCKS (Cost $92,456,271)	110,881,996

SHORT-TERM INVESTMENTS - 1.3%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
1,498,802	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	1,498,802

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	1,498,802

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,498,802)	1,498,802

		TOTAL INVESTMENTS - 99.7% (Cost $93,955,073)	112,380,798
		OTHER ASSETS & LIABILITIES, NET - 0.3%	311,553

		NET ASSETS - 100.0%	$112,692,351

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

b	In bankruptcy

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,497,529.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

ASSET MANAGEMENT & CUSTODY BANKS - 1.1%
60,000		NorthStar Asset Management Group, Inc	$1,400,400

		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	1,400,400

DIVERSIFIED CAPITAL MARKETS - 0.8%
30,000		HFF, Inc (Class A)	1,126,200

		TOTAL DIVERSIFIED CAPITAL MARKETS	1,126,200

DIVERSIFIED REITS - 4.7%
20,000		American Assets Trust,Inc	865,600
55,000		Excel Trust, Inc	771,100
50,000		Retail Opportunities Investment Corp	915,000
195,000		Spirit Realty Capital, Inc	2,355,600
65,000		STORE Capital Corp	1,517,750

		TOTAL DIVERSIFIED REITS	6,425,050

HOTELS, RESORTS & CRUISE LINES - 0.9%
15,000		Starwood Hotels & Resorts Worldwide, Inc	1,252,500

		TOTAL HOTELS, RESORTS & CRUISE LINES	1,252,500

INDUSTRIAL REIT’S - 8.6%
127,500		Prologis, Inc	5,553,899
224,020		Rexford Industrial Realty, Inc	3,541,756
28,929		STAG Industrial, Inc	680,410
90,000		Terreno Realty Corp	2,052,000

		TOTAL INDUSTRIAL REIT’S	11,828,065

INTERNET SOFTWARE & SERVICES - 1.2%
7,000		Equinix, Inc	1,629,950

		TOTAL INTERNET SOFTWARE & SERVICES	1,629,950

MORTGAGE REIT’S - 2.7%
25,000		Blackstone Mortgage Trust, Inc	709,250
110,000		NorthStar Realty Finance Corp	1,993,200
40,000		Starwood Property Trust, Inc	972,000

		TOTAL MORTGAGE REIT’S	3,674,450

OFFICE REITS - 15.2%
42,500		Boston Properties, Inc	5,970,400
58,750		Gramercy Property Trust, Inc	1,649,113
70,000		Hudson Pacific Properties	2,323,300
35,000		Kilroy Realty Corp	2,665,950
30,000		SL Green Realty Corp	3,851,400
37,500		Vornado Realty Trust	4,200,000

		TOTAL OFFICE REITS	20,660,163

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
28,800	*,b,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE OPERATING COMPANIES - 0.9%
55,000	*	Forest City Enterprises, Inc (Class A)	1,403,600

		TOTAL REAL ESTATE OPERATING COMPANIES	1,403,600

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

REAL ESTATE SERVICES - 2.6%
20,000	*	CBRE Group, Inc	$774,200
50,000		Kennedy-Wilson Holdings, Inc	1,307,000
35,000	*	Marcus & Millichap, Inc	1,311,800

		TOTAL REAL ESTATE SERVICES	3,393,000

RESIDENTIAL REITS - 16.0%
50,000		Apartment Investment & Management Co (Class A)	1,968,000
32,500		AvalonBay Communities, Inc	5,663,125
30,589		Education Realty Trust, Inc	1,082,239
30,000		Equity Lifestyle Properties, Inc	1,648,500
65,000		Equity Residential	5,060,900
17,500		Essex Property Trust, Inc	4,023,250
22,407		Post Properties, Inc	1,275,631
17,500		Sun Communities, Inc	1,167,600

		TOTAL RESIDENTIAL REITS	21,889,245

RETAIL REITS - 21.5%
32,500		Acadia Realty Trust	1,133,600
20,000		DDR Corp	372,400
50,000		Equity One, Inc	1,334,500
20,000		Federal Realty Investment Trust	2,944,200
155,000		General Growth Properties, Inc	4,580,250
20,000		Macerich Co	1,686,600
35,000		Pennsylvania REIT	813,050
42,500		Regency Centers Corp	2,891,700
60,000		Simon Property Group, Inc	11,738,400
22,500		Taubman Centers, Inc	1,735,425

		TOTAL RETAIL REITS	29,230,125

SPECIALIZED REITS - 23.3%
40,000		American Tower Corp	3,766,000
50,000		Chatham Lodging Trust	1,470,500
80,000		CubeSmart	1,932,000
85,000		DiamondRock Hospitality Co	1,201,050
30,000		Extra Space Storage, Inc	2,027,100
15,000		HCP, Inc	648,150
54,137		Health Care REIT, Inc	4,188,038
60,000		Healthcare Trust of America, Inc	1,671,600
72,500		Host Marriott Corp	1,463,050
15,000		Public Storage, Inc	2,957,100
25,000		RLJ Lodging Trust	782,750
180,000	*	Strategic Hotels & Resorts, Inc	2,237,400
136,074		Sunstone Hotel Investors, Inc	2,268,354
70,000		Ventas, Inc	5,111,400

		TOTAL SPECIALIZED REITS	31,724,492

		TOTAL COMMON STOCKS (Cost $103,267,918)	135,637,240

		TOTAL INVESTMENTS - 99.5% (Cost $103,267,918)	135,637,240
		OTHER ASSETS & LIABILITIES, NET - 0.5%	665,585

		NET ASSETS - 100.0%	$136,302,825

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

b	In bankruptcy

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%

AUTOMOBILES & COMPONENTS - 1.5%
8,200	*	American Axle & Manufacturing Holdings, Inc	$211,806
1,920		Dana Holding Corp	40,627
3,500	*	Gentherm, Inc	176,785
6,629	*	Tenneco, Inc	380,637

		TOTAL AUTOMOBILES & COMPONENTS	809,855

BANKS - 8.8%
3,909		Banner Corp	179,423
14,630		Brookline Bancorp, Inc	147,031
18,881		Capitol Federal Financial	236,013
14,382		Cathay General Bancorp	409,168
6,300		Columbia Banking System, Inc	182,511
10,930		First Commonwealth Financial Corp	98,370
13,049		FirstMerit Corp	248,714
7,700	*	Hilltop Holdings, Inc	149,688
26,724		Investors Bancorp, Inc	313,205
43,662	*	MGIC Investment Corp	420,465
24,642		National Penn Bancshares, Inc	265,394
8,513		Oritani Financial Corp	123,864
10,669		PrivateBancorp, Inc	375,229
5,825		Prosperity Bancshares, Inc	305,696
13,890		Provident Financial Services, Inc	259,049
7,191		Sterling Bancorp/DE	96,431
17,600		Umpqua Holdings Corp	302,368
9,034		Webster Financial Corp	334,710
10,500	*	Western Alliance Bancorp	311,220

		TOTAL BANKS	4,758,549

CAPITAL GOODS - 7.9%
2,230		Acuity Brands, Inc	374,997
3,851	*	Aerovironment, Inc	102,090
4,079	*	American Woodmark Corp	223,244
5,683		Applied Industrial Technologies, Inc	257,667
2,750		Clarcor, Inc	181,665
6,189		Comfort Systems USA, Inc	130,217
2,100		Cubic Corp	108,717
2,393		Curtiss-Wright Corp	176,938
2,175	*	DXP Enterprises, Inc	95,896
6,897		EMCOR Group, Inc	320,503
3,590		Hexcel Corp	184,598
8,328	*	II-VI, Inc	153,735
4,387		John Bean Technologies Corp	156,704
5,255		Mueller Industries, Inc	189,863
1,626		Orbital ATK, Inc	124,600
1,315	*,e	Proto Labs, Inc	92,050
5,791	*,e	Taser International, Inc	139,621
2,490	*	Teledyne Technologies, Inc	265,758
2,708		Tennant Co	177,022
7,391	*	Thermon Group Holdings	177,901
2,200		Toro Co	154,264
2,500		Universal Forest Products, Inc	138,700
2,660	*	WABCO Holdings, Inc	326,861

		TOTAL CAPITAL GOODS	4,253,611

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 4.9%
6,811		ABM Industries, Inc	$216,998
3,600		Administaff, Inc	188,244
1,483		Exponent, Inc	131,839
4,899		HNI Corp	270,278
3,122	*	Huron Consulting Group, Inc	206,520
7,232		Korn/Ferry International	237,716
4,600		Mobile Mini, Inc	196,144
6,679		Resources Connection, Inc	116,882
13,341		Rollins, Inc	329,923
10,476	*	RPX Corp	150,750
10,413	*	TrueBlue, Inc	253,557
3,536		Viad Corp	98,371
4,202	*	WageWorks, Inc	224,093

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,621,315

CONSUMER DURABLES & APPAREL - 2.0%
8,590		Brunswick Corp	441,955
2,350		Columbia Sportswear Co	143,115
1,360	*	G-III Apparel Group Ltd	153,204
5,220		La-Z-Boy, Inc	146,734
686		Oxford Industries, Inc	51,759
3,271	*	Steven Madden Ltd	124,298

		TOTAL CONSUMER DURABLES & APPAREL	1,061,065

CONSUMER SERVICES - 5.2%
12,702	*	Belmond Ltd.	155,981
1,200	*	Buffalo Wild Wings, Inc	217,488
2,622		DineEquity, Inc	280,580
1,679		Domino’s Pizza, Inc	168,823
6,045	*	Grand Canyon Education, Inc	261,749
4,545	*	Hyatt Hotels Corp	269,155
3,300		Jack in the Box, Inc	316,536
5,859	*	K12, Inc	92,103
3,113		Marriott Vacations Worldwide Corp	252,309
1,720	*	Popeyes Louisiana Kitchen, Inc	102,890
12,087		Service Corp International	314,867
3,700		Vail Resorts, Inc	382,654

		TOTAL CONSUMER SERVICES	2,815,135

DIVERSIFIED FINANCIALS - 1.6%
12,211		BGC Partners, Inc (Class A)	115,394
4,690	*	Enova International, Inc	92,346
6,038		Evercore Partners, Inc (Class A)	311,923
1,400	e	iShares Russell 2000 Index Fund	174,090
7,500		WisdomTree Investments, Inc	160,950

		TOTAL DIVERSIFIED FINANCIALS	854,703

ENERGY - 3.8%
2,800		Atwood Oceanics, Inc	78,708
7,600	*	C&J Energy Services Ltd	84,588
6,227		Delek US Holdings, Inc	247,523
6,900		Green Plains Renewable Energy, Inc	196,995
14,215	*	Kosmos Energy LLC	112,441
7,497	*	Matrix Service Co	131,647
13,284	*	Newpark Resources, Inc	121,017
19,968	*	Pioneer Energy Services Corp	108,227
12,108	*	Renewable Energy Group, Inc	111,636
800	*	Rex Stores Corp	48,648
3,280	*	Rosetta Resources, Inc	55,826
2,140		St. Mary Land & Exploration Co	110,595
1,339		Targa Resources Investments, Inc	128,263
3,520	e	US Silica Holdings Inc	125,347
9,099	*	Vaalco Energy, Inc	22,292
5,280		Western Refining, Inc	260,779
8,000	*	WPX Energy, Inc	87,440

		TOTAL ENERGY	2,031,972

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 0.6%
23,100	*	Supervalu, Inc	$268,653
958		Weis Markets, Inc	47,670

		TOTAL FOOD & STAPLES RETAILING	316,323

FOOD, BEVERAGE & TOBACCO - 1.0%
988		J&J Snack Foods Corp	105,420
2,150		Lancaster Colony Corp	204,615
2,080	e	Sanderson Farms, Inc	165,672
429	*	TreeHouse Foods, Inc	36,474

		TOTAL FOOD, BEVERAGE & TOBACCO	512,181

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
2,440	*	Abiomed, Inc	174,655
3,620	*	Align Technology, Inc	194,702
10,018	*	AMN Healthcare Services, Inc	231,115
3,660	*	Angiodynamics, Inc	65,112
2,008	*	Anika Therapeutics, Inc	82,669
7,454	*	Cynosure, Inc (Class A)	228,614
18,832	*	Five Star Quality Care, Inc	83,614
5,432	*	Globus Medical, Inc	137,104
6,622	*	HealthStream, Inc	166,874
4,100		Hill-Rom Holdings, Inc	200,900
2,660	*	ICU Medical, Inc	247,752
5,800		Kindred Healthcare, Inc	137,982
9,281	*	MedAssets, Inc	174,669
4,741	*	Natus Medical, Inc	187,127
5,330	*	NuVasive, Inc	245,127
4,246	*	Omnicell, Inc	149,035
13,069	*	OraSure Technologies, Inc	85,471
5,181	*	PharMerica Corp	146,052
4,573	*	Premier, Inc	171,853
12,077		Quality Systems, Inc	192,991
3,409	*	Thoratec Corp	142,803
1,769	*	WellCare Health Plans, Inc	161,793

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,608,014

INSURANCE - 3.2%
5,063		Aspen Insurance Holdings Ltd	239,125
4,000		Assured Guaranty Ltd	105,560
5,594		HCI Group, Inc	256,597
16,275		Maiden Holdings Ltd	241,358
18,030	*	MBIA, Inc	167,679
5,183		Montpelier Re Holdings Ltd	199,235
5,500		Selective Insurance Group, Inc	159,775
9,401	*	Third Point Reinsurance Ltd	133,024
5,193		Validus Holdings Ltd	218,625

		TOTAL INSURANCE	1,720,978

MATERIALS - 3.9%
4,756		A. Schulman, Inc	229,239
9,700	*	Berry Plastics Group, Inc	351,043
14,300	*,e	Coeur d’Alene Mines Corp	67,353
12,051		Commercial Metals Co	195,106
4,971	*,e	Horsehead Holding Corp	62,933
4,240		Innospec, Inc	196,694
4,988		Minerals Technologies, Inc	364,623
4,911		OM Group, Inc	147,477
11,566	*	Resolute Forest Products	199,513
6,389		Schnitzer Steel Industries, Inc (Class A)	101,329
2,687		Sensient Technologies Corp	185,081

		TOTAL MATERIALS	2,100,391

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

MEDIA - 1.0%
10,419	*	Journal Communications, Inc (Class A)	$154,410
10,560	*	Live Nation, Inc	266,429
6,260		Time, Inc	140,474

		TOTAL MEDIA	561,313

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
4,160	*	Acadia Pharmaceuticals, Inc	135,574
891	*,e	Acceleron Pharma, Inc	33,912
5,450	*,e	Achillion Pharmaceuticals, Inc	53,737
4,430	*	Acorda Therapeutics, Inc	147,430
2,200	*,e	Aegerion Pharmaceuticals, Inc	57,574
10,782	*,e	Affymetrix, Inc	135,422
1,800	*	Alder Biopharmaceuticals, Inc	51,948
1,100	*,e	ANI Pharmaceuticals, Inc	68,805
10,030	*,e	Arena Pharmaceuticals, Inc	43,831
3,140	*,e	Arrowhead Research Corp	21,242
1,100	*	Bluebird Bio, Inc	132,847
7,255	*	Cambrex Corp	287,516
2,234	*	Cara Therapeutics Inc	22,452
7,168	*	Catalent, Inc	223,283
3,510	*,e	Celldex Therapeutics, Inc	97,824
2,926	*	Cepheid, Inc	166,489
14,831	*,e	CTI BioPharma Corp	26,844
8,161	*	Cytokinetics, Inc	55,332
7,271	*	Depomed, Inc	162,943
2,884	*	Dyax Corp	48,321
1,811	*	Genomic Health, Inc	55,326
2,999	*	Hyperion Therapeutics, Inc	137,654
2,543	*	Impax Laboratories, Inc	119,190
3,322	*	INC Research Holdings, Inc	108,729
7,400	*	Infinity Pharmaceuticals, Inc	103,452
3,790	*	Insmed, Inc	78,832
3,860	*,e	Isis Pharmaceuticals, Inc	245,766
1,010	*,e	Karyopharm Therapeutics, Inc	30,916
3,750	*	Lannett Co, Inc	253,913
2,000	*	MacroGenics, Inc	62,740
5,779	*	Medicines Co	161,928
6,000	*,e	Merrimack Pharmaceuticals, Inc	71,280
3,326	*	Momenta Pharmaceuticals, Inc	50,555
3,700	*	Neurocrine Biosciences, Inc	146,927
3,160	*	Parexel International Corp	218,008
5,562	*	PRA Health Sciences, Inc	160,408
4,620	*	Prestige Brands Holdings, Inc	198,152
2,767	*	Prothena Corp plc	105,533
790	*,e	Puma Biotechnology, Inc	186,527
840	*	Receptos, Inc	138,508
2,935	*	Sagent Pharmaceuticals	68,239
4,675	*	Sangamo Biosciences, Inc	73,304
789	*,e	Spark Therapeutics, Inc	61,148
8,700	*,e	Spectrum Pharmaceuticals, Inc	52,809
1,690	*	TESARO, Inc	97,006

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,960,176

REAL ESTATE - 8.2%
3,200		American Assets Trust,Inc	138,496
28,084		Cousins Properties, Inc	297,690
13,657		CubeSmart	329,817
25,878		DiamondRock Hospitality Co	365,656
9,340		DuPont Fabros Technology, Inc	305,231
2,680		EastGroup Properties, Inc	161,175
6,200		Entertainment Properties Trust	372,186
4,640		Extra Space Storage, Inc	313,525
20,168		FelCor Lodging Trust, Inc	231,730
6,500		LaSalle Hotel Properties	252,590

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,124		LTC Properties, Inc	$143,704
2,309		PS Business Parks, Inc	191,739
10,110		Retail Opportunities Investment Corp	185,013
2,500		Ryman Hospitality Properties	152,275
1,882		Saul Centers, Inc	107,650
4,007		Sovran Self Storage, Inc	376,418
14,735		Summit Hotel Properties, Inc	207,322
10,190		Sunstone Hotel Investors, Inc	169,867
2,186		Universal Health Realty Income Trust	122,963

		TOTAL REAL ESTATE	4,425,047

RETAILING - 4.2%
8,900		American Eagle Outfitters, Inc	152,012
1,757	*	America’s Car-Mart, Inc	95,317
2,120	*	Asbury Automotive Group, Inc	176,172
3,000	*	Burlington Stores, Inc	178,260
3,600		DSW, Inc (Class A)	132,768
15,120	*	Express Parent LLC	249,934
5,400	*	Francesca’s Holdings Corp	96,120
3,800	*	MarineMax, Inc	100,738
14,100	*	Office Depot, Inc	129,720
14,050	*	Orbitz Worldwide, Inc	163,823
4,798		Penske Auto Group, Inc	247,049
6,600	*	Select Comfort Corp	227,502
4,890		Stage Stores, Inc	112,079
5,012	*	Zumiez, Inc	201,733

		TOTAL RETAILING	2,263,227

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
6,300	*	Advanced Energy Industries, Inc	161,658
8,300	*	Amkor Technology, Inc	73,330
1,820	*	Cabot Microelectronics Corp	90,945
6,100	*	Cirrus Logic, Inc	202,886
7,600	*	Inphi Corp	135,508
9,363	*	Integrated Device Technology, Inc	187,447
10,305		Intersil Corp (Class A)	147,568
26,523	*	Lattice Semiconductor Corp	168,156
2,950		Monolithic Power Systems, Inc	155,318
8,462	*	Photronics, Inc	71,927
26,028	*	PMC - Sierra, Inc	241,540
4,990	*	Qorvo, Inc	397,703
7,343	*	Rudolph Technologies, Inc	80,920
5,800		Tessera Technologies, Inc	233,624

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,348,530

SOFTWARE & SERVICES - 9.1%
7,290	*	Aspen Technology, Inc	280,592
4,300	*	BroadSoft, Inc	143,878
1,536	*	Cardtronics, Inc	57,753
6,294	*	Constant Contact, Inc	240,494
4,486	*	EPAM Systems, Inc	274,947
6,923	*	Everyday Health, Inc	89,030
2,937	*	ExlService Holdings, Inc	109,256
2,900	*	GrubHub, Inc	131,631
6,607	*	Infoblox, Inc	157,709
14,869	*	Liveperson, Inc	152,184
3,028	*	LogMeIn, Inc	169,538
3,000	*	Luxoft Holding, Inc	155,220
3,370	*	Manhattan Associates, Inc	170,556
5,039		MAXIMUS, Inc	336,404
1,468	*	MicroStrategy, Inc (Class A)	248,371
9,237		NIC, Inc	163,218
5,366		Pegasystems, Inc	116,710
10,530	*	Progress Software Corp	286,100

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

5,030	*	QLIK Technologies, Inc	$156,584
2,800	*	SolarWinds, Inc	143,472
3,592		Solera Holdings, Inc	185,563
1,700	*	SPS Commerce, Inc	114,070
3,651		SS&C Technologies Holdings, Inc	227,457
3,800	*	Synchronoss Technologies, Inc	180,348
15,344	*	TA Indigo Holding Corp	158,657
800	*	Tableau Software, Inc	74,016
3,002	*	Tyler Technologies, Inc	361,831

		TOTAL SOFTWARE & SERVICES	4,885,589

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
4,344		Alliance Fiber Optic Products, Inc	75,672
6,290	*	Aruba Networks, Inc	154,042
7,549	*	Benchmark Electronics, Inc	181,402
5,880	*	Ciena Corp	113,543
2,284	*	Coherent, Inc	148,369
9,727	*	Immersion Corp	89,294
4,000		InterDigital, Inc	202,960
10,088	*	Ixia	122,367
5,361	*	Plexus Corp	218,568
20,800	*	QLogic Corp	306,592
18,900	*	Ruckus Wireless, Inc	243,243
14,367	*	Sanmina Corp	347,538
6,510	*	Super Micro Computer, Inc	216,197
3,018		SYNNEX Corp	233,141
2,500	*,e	Universal Display Corp	116,875

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,769,803

TELECOMMUNICATION SERVICES - 1.7%
34,689	*	8x8, Inc	291,388
14,226		Inteliquent, Inc	223,917
10,252	*	Premiere Global Services, Inc	98,009
55,815	*	Vonage Holdings Corp	274,052

		TOTAL TELECOMMUNICATION SERVICES	887,366

TRANSPORTATION - 1.9%
5,469	*	Echo Global Logistics, Inc	149,085
527		Landstar System, Inc	34,940
8,204		Matson, Inc	345,881
11,111		Skywest, Inc	162,332
2,100	*	Swift Transportation Co, Inc	54,642
10,800	e	UTI Worldwide, Inc	132,840
7,990	*	YRC Worldwide, Inc	143,500

		TOTAL TRANSPORTATION	1,023,220

UTILITIES - 3.0%
3,900		Allete, Inc	205,764
6,890		American States Water Co	274,842
8,583		Avista Corp	293,367
5,754		Black Hills Corp	290,232
7,413		California Water Service Group	181,693
4,800		New Jersey Resources Corp	149,088
4,103		Southwest Gas Corp	238,671

		TOTAL UTILITIES	1,633,657

		TOTAL COMMON STOCKS (Cost $44,551,248)	53,222,020

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 4.0%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.0%
2,138,128	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$2,138,128

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,138,128

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,138,128)	2,138,128

		TOTAL INVESTMENTS - 102.9% (Cost $46,689,376)	55,360,148
		OTHER ASSETS & LIABILITIES, NET - (2.9)%	(1,557,338)

		NET ASSETS - 100.0%	$53,802,810

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,067,287.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.8%
229		BorgWarner, Inc	$13,850
70		Delphi Automotive plc	5,582
30,738		Ford Motor Co	496,111
2,462		Harley-Davidson, Inc	149,542
8,297		Johnson Controls, Inc	418,500
292	*	Modine Manufacturing Co	3,933
247	*	Tenneco, Inc	14,183
1,097	*	Tesla Motors, Inc	207,081

		TOTAL AUTOMOBILES & COMPONENTS	1,308,782

BANKS - 3.6%
470		Associated Banc-Corp	8,742
196		Bank of Hawaii Corp	11,997
9,729		BB&T Corp	379,334
200		Boston Private Financial Holdings, Inc	2,430
207		Camden National Corp	8,247
38		Capitol Federal Financial	475
72		Centerstate Banks of Florida, Inc	857
1,091		CIT Group, Inc	49,226
1,775		Comerica, Inc	80,106
22		Community Bank System, Inc	779
69		Cullen/Frost Bankers, Inc	4,766
290		Federal Agricultural Mortgage Corp (Class C)	8,175
2,712		First Community Bancshares, Inc	47,541
414		HomeStreet, Inc	7,584
581	*	HomeTrust Bancshares, Inc	9,279
88		IBERIABANK Corp	5,547
17,438		Keycorp	246,922
2,896		M&T Bank Corp	367,792
528	*	MGIC Investment Corp	5,085
1,477		New York Community Bancorp, Inc	24,710
333		OFG Bancorp	5,435
145		Old National Bancorp	2,058
199		PacWest Bancorp	9,331
18		Peoples Bancorp, Inc	426
189		People’s United Financial, Inc	2,873
5,268		PNC Financial Services Group, Inc	491,188
1,276	*	Popular, Inc	43,882
188		PrivateBancorp, Inc	6,612
355		Provident Financial Services, Inc	6,621
6,255		Radian Group, Inc	105,021
35	*	Signature Bank	4,535
160		Susquehanna Bancshares, Inc	2,194
269	*	SVB Financial Group	34,174
31		TCF Financial Corp	487
50		UMB Financial Corp	2,644
102		United Bankshares, Inc	3,833
13,037		US Bancorp	569,326
107		Webster Financial Corp	3,964
49		Westamerica Bancorporation	2,117
169		Wilshire Bancorp, Inc	1,685
290		Zions Bancorporation	7,830

		TOTAL BANKS	2,575,830

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 6.5%
4,120		3M Co	$679,594
178		A.O. Smith Corp	11,687
39		Acuity Brands, Inc	6,558
4,742		Ametek, Inc	249,145
17		Applied Industrial Technologies, Inc	771
400	*	ArvinMeritor, Inc	5,044
90		Astec Industries, Inc	3,859
1,187		Barnes Group, Inc	48,062
200		Briggs & Stratton Corp	4,108
1,027	*	Builders FirstSource, Inc	6,850
174		Caterpillar, Inc	13,925
33	*	Chart Industries, Inc	1,157
81	*	Colfax Corp	3,866
2,265		Cummins, Inc	314,020
5,946		Danaher Corp	504,816
3,808		Deere & Co	333,924
644		Dover Corp	44,513
3,579		Eaton Corp	243,157
72		EnerSys	4,625
509	*	Enphase Energy, Inc	6,714
139	*	Esterline Technologies Corp	15,904
1,660		Fastenal Co	68,782
123		Fluor Corp	7,031
100		Fortune Brands Home & Security, Inc	4,748
710		Graco, Inc	51,234
117		Hexcel Corp	6,016
4,581		Illinois Tool Works, Inc	444,998
1,368		Ingersoll-Rand plc	93,133
245		Lincoln Electric Holdings, Inc	16,021
4,981		Masco Corp	132,993
1,227		Nordson Corp	96,123
1,724		Owens Corning, Inc	74,822
2,930		Paccar, Inc	185,000
313		Pall Corp	31,422
361		Parker Hannifin Corp	42,880
1,081		Pentair plc	67,984
457	*	Polypore International, Inc	26,917
1,788		Precision Castparts Corp	375,480
1,131	*	Quanta Services, Inc	32,267
990		Rockwell Automation, Inc	114,830
205		Rockwell Collins, Inc	19,793
400		Roper Industries, Inc	68,800
55		TAL International Group, Inc	2,240
818		Tennant Co	53,473
355	*	The ExOne Company	4,846
143		Timken Co	6,026
377	*	United Rentals, Inc	34,367
23		Valmont Industries, Inc	2,826
44		W.W. Grainger, Inc	10,376
391	*	WABCO Holdings, Inc	48,046
179		Woodward Governor Co	9,131
86		Xylem, Inc	3,012

		TOTAL CAPITAL GOODS	4,637,916

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
302		Acacia Research (Acacia Technologies)	3,231
2,963	*	ACCO Brands Corp	24,622
297		CDI Corp	4,173
93		Corporate Executive Board Co	7,427
245		Deluxe Corp	16,974
837		Dun & Bradstreet Corp	107,437
217		Equifax, Inc	20,181
507		Heidrick & Struggles International, Inc	12,462

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

168		HNI Corp	$9,269
73	*	IHS, Inc (Class A)	8,304
190		Interface, Inc	3,948
291		Manpower, Inc	25,070
1,111		R.R. Donnelley & Sons Co	21,320
1,573		Robert Half International, Inc	95,198
160	*	RPX Corp	2,302
282		Tetra Tech, Inc	6,774
1,816		Waste Management, Inc	98,482

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	467,174

CONSUMER DURABLES & APPAREL - 1.1%
200		Callaway Golf Co	1,906
10		Columbia Sportswear Co	609
14	*	Deckers Outdoor Corp	1,020
13		Hasbro, Inc	822
16	*	Iconix Brand Group, Inc	539
5,425		Mattel, Inc	123,961
72	*	Meritage Homes Corp	3,502
95	*	Mohawk Industries, Inc	17,646
200		Movado Group, Inc	5,704
5,443		Nike, Inc (Class B)	546,096
152		Oxford Industries, Inc	11,468
270		Ryland Group, Inc	13,160
71	*	Tempur-Pedic International, Inc	4,100
2		Tupperware Corp	138
366	*	Under Armour, Inc (Class A)	29,555
323		VF Corp	24,325
92		Whirlpool Corp	18,590

		TOTAL CONSUMER DURABLES & APPAREL	803,141

CONSUMER SERVICES - 2.8%
55		Bob Evans Farms, Inc	2,544
200		Brinker International, Inc	12,312
75	*	Chipotle Mexican Grill, Inc (Class A)	48,791
1,063		Choice Hotels International, Inc	68,106
932		Darden Restaurants, Inc	64,625
13		DineEquity, Inc	1,391
128		Domino’s Pizza, Inc	12,870
60		Dunkin Brands Group, Inc	2,854
3,895		Marriott International, Inc (Class A)	312,846
6,259		McDonald’s Corp	609,877
4,705	*	MGM Mirage	98,946
111	*	Popeyes Louisiana Kitchen, Inc	6,640
333		Royal Caribbean Cruises Ltd	27,256
1,081	*	Ruby Tuesday, Inc	6,497
177		Sonic Corp	5,611
6,116		Starbucks Corp	579,185
1,429		Starwood Hotels & Resorts Worldwide, Inc	119,322
6		Vail Resorts, Inc	621
91	*	Weight Watchers International, Inc	636

		TOTAL CONSUMER SERVICES	1,980,930

DIVERSIFIED FINANCIALS - 6.3%
6,453		American Express Co	504,108
12,051		Bank of New York Mellon Corp	484,932
1,332		BlackRock, Inc	487,299
12,098		Charles Schwab Corp	368,263
3,291		CME Group, Inc	311,691
34	*	Credit Acceptance Corp	6,630
6,202		Discover Financial Services	349,483
6,458		Franklin Resources, Inc	331,425
221	*	Green Dot Corp	3,518

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,429		IntercontinentalExchange Group, Inc	$333,343
5,317		Invesco Ltd	211,032
466		Janus Capital Group, Inc	8,010
566		Legg Mason, Inc	31,243
785		NASDAQ OMX Group, Inc	39,988
5,396		Northern Trust Corp	375,831
176	*	PHH Corp	4,254
5,352		State Street Corp	393,533
2,930		T Rowe Price Group, Inc	237,271

		TOTAL DIVERSIFIED FINANCIALS	4,481,854

ENERGY - 7.2%
3,448		Apache Corp	208,018
767		Baker Hughes, Inc	48,766
1,540	*	Callon Petroleum Co	11,504
1,826	*	Cameron International Corp	82,389
56		CARBO Ceramics, Inc	1,709
136	*	Carrizo Oil & Gas, Inc	6,752
1,640	*	Cheniere Energy, Inc	126,936
1,000		Cimarex Energy Co	115,090
2,376	*	Clean Energy Fuels Corp	12,676
299	*	Concho Resources, Inc	34,660
433	*	Contango Oil & Gas Co	9,526
3,008	*	Continental Resources, Inc	131,359
4,666	*	Devon Energy Corp	281,406
4,762		EOG Resources, Inc	436,628
2,342		EQT Corp	194,082
49		Exterran Holdings, Inc	1,645
25	*	FMC Technologies, Inc	925
66	*	Geospace Technologies Corp	1,090
3,941		Hess Corp	267,476
2,038	*	ION Geophysical Corp	4,422
344	*	Key Energy Services, Inc	626
8,202		Marathon Oil Corp	214,154
3,562		Marathon Petroleum Corp	364,713
22	*	Matrix Service Co	386
5,023		National Oilwell Varco, Inc	251,100
347	*	Natural Gas Services Group, Inc	6,669
2,152		Noble Corp plc	30,731
3,833		Noble Energy, Inc	187,434
230	*	Northern Oil And Gas, Inc	1,773
4,516		Occidental Petroleum Corp	329,668
4		Oceaneering International, Inc	216
2	*	Oil States International, Inc	80
1,573		Oneok, Inc	75,882
3	*	PDC Energy, Inc	162
415	*	Petroquest Energy, Inc	955
4,571		Phillips 66	359,281
1,740		Pioneer Natural Resources Co	284,507
1,028		Questar Market Resources, Inc	21,434
12		Range Resources Corp	624
233	*	Rex Energy Corp	867
5	*	SEACOR Holdings, Inc	348
1,768	*	Southwestern Energy Co	41,000
9,859		Spectra Energy Corp	356,600
731		St. Mary Land & Exploration Co	37,778
893		Superior Energy Services	19,950
81		Tesoro Corp	7,394
377	*	Ultra Petroleum Corp	5,893
278	*	Unit Corp	7,778
10,354	*	Weatherford International Ltd	127,354
3,337		Western Refining, Inc	164,814
866	*	Whiting Petroleum Corp	26,759
4,686		Williams Cos, Inc	237,065

		TOTAL ENERGY	5,141,054

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.0%
3,726		Kroger Co	$285,635
128		Spartan Stores, Inc	4,040
8,404		Sysco Corp	317,083
1,847		Whole Foods Market, Inc	96,192

		TOTAL FOOD & STAPLES RETAILING	702,950

FOOD, BEVERAGE & TOBACCO - 3.6%
286		Bunge Ltd	23,555
2,696		Campbell Soup Co	125,499
1,284		ConAgra Foods, Inc	46,904
151	*	Darling International, Inc	2,115
302		Dr Pepper Snapple Group, Inc	23,701
127		Flowers Foods, Inc	2,888
7,720		General Mills, Inc	436,952
41		Hormel Foods Corp	2,331
413		J.M. Smucker Co	47,796
5,263		Kellogg Co	347,095
801		Keurig Green Mountain, Inc	89,496
1,534		Kraft Foods Group, Inc	133,634
97	*	Landec Corp	1,353
771		Mead Johnson Nutrition Co	77,509
12,385		Mondelez International, Inc	446,975
8,238		PepsiCo, Inc	787,718
89		Tootsie Roll Industries, Inc	3,005

		TOTAL FOOD, BEVERAGE & TOBACCO	2,598,526

HEALTH CARE EQUIPMENT & SERVICES - 4.7%
12,216		Abbott Laboratories	565,967
4,397		Aetna, Inc	468,413
79	*	Align Technology, Inc	4,249
648	*	Amedisys, Inc	17,353
1,455		AmerisourceBergen Corp	165,390
55	*	Amsurg Corp	3,384
142	*	athenahealth, Inc	16,953
3,027		Becton Dickinson & Co	434,647
1,906	*	BioScrip, Inc	8,444
386	*	Brookdale Senior Living, Inc	14,575
809	*	Capital Senior Living Corp	20,985
1,016		Cardinal Health, Inc	91,714
1,158	*	Centene Corp	81,859
275	*	Cerner Corp	20,146
2,506	*	Cerus Corp	10,450
41		Chemed Corp	4,895
1,981		Cigna Corp	256,421
111	*	DaVita, Inc	9,022
55		Dentsply International, Inc	2,799
121	*	Edwards Lifesciences Corp	17,238
434	*	ExamWorks Group, Inc	18,063
85	*	Greatbatch, Inc	4,917
875	*	Healthways, Inc	17,238
147	*	Henry Schein, Inc	20,524
84	*	HMS Holdings Corp	1,298
1,316		Humana, Inc	234,274
418	*	Idexx Laboratories, Inc	64,573
599	*	Inverness Medical Innovations, Inc	29,291
132	*	LHC Group, Inc	4,360
548	*	LifePoint Hospitals, Inc	40,251
7,696		Medtronic plc	600,211
534	*	Molina Healthcare, Inc	35,933
1,080	*	OraSure Technologies, Inc	7,063
61		Owens & Minor, Inc	2,064
905		Patterson Cos, Inc	44,155
321	*	Providence Service Corp	17,052

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

35	*	Sirona Dental Systems, Inc	$3,150
1,177		Universal American Corp	12,570
340		US Physical Therapy, Inc	16,150
425	*	Vocera Communications, Inc	4,216

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,392,257

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
171		Avon Products, Inc	1,366
5		Clorox Co	552
7,350		Colgate-Palmolive Co	509,649
2,118		Estee Lauder Cos (Class A)	176,133
1,864		Kimberly-Clark Corp	199,653
350	*	Medifast, Inc	10,490
10,806		Procter & Gamble Co	885,443

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,783,286

INSURANCE - 5.5%
3,692		ACE Ltd	411,621
6,079		Aflac, Inc	389,117
105		Arthur J. Gallagher & Co	4,909
959		Aspen Insurance Holdings Ltd	45,294
239		Axis Capital Holdings Ltd	12,328
7,983	*	Berkshire Hathaway, Inc (Class B)	1,152,106
3,650		Chubb Corp	369,015
2,825		Hartford Financial Services Group, Inc	118,141
1,559		Marsh & McLennan Cos, Inc	87,444
161		PartnerRe Ltd	18,407
3,647		Principal Financial Group	187,346
14		ProAssurance Corp	643
9,489		Progressive Corp	258,101
5,132		Prudential Financial, Inc	412,151
156		RenaissanceRe Holdings Ltd	15,558
124		Stewart Information Services Corp	5,039
4,337		Travelers Cos, Inc	468,960
104		Willis Group Holdings plc	5,011

		TOTAL INSURANCE	3,961,191

MATERIALS - 4.4%
2,960		Air Products & Chemicals, Inc	447,789
59		Albemarle Corp	3,118
47		Aptargroup, Inc	2,985
1,830		Avery Dennison Corp	96,825
611		Ball Corp	43,161
6		Bemis Co, Inc	278
64		Carpenter Technology Corp	2,488
456		Celanese Corp (Series A)	25,472
699	*	Century Aluminum Co	9,646
18	*	Clearwater Paper Corp	1,175
1,284		Commercial Metals Co	20,788
110		Compass Minerals International, Inc	10,253
344		Eastman Chemical Co	23,825
3,569		Ecolab, Inc	408,222
265	*	Flotek Industries, Inc	3,906
695		H.B. Fuller Co	29,795
182		Innophos Holdings, Inc	10,258
72		International Flavors & Fragrances, Inc	8,453
2,624		International Paper Co	145,606
1,627	*	Louisiana-Pacific Corp	26,862
4,212		LyondellBasell Industries AF S.C.A	369,814
2,132		MeadWestvaco Corp	106,323
394		Minerals Technologies, Inc	28,801
1,185		Mosaic Co	54,581
5,754		Nucor Corp	273,488

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

634	*	Owens-Illinois, Inc	$14,785
121		PolyOne Corp	4,519
3,153		Praxair, Inc	380,693
102		Reliance Steel & Aluminum Co	6,230
394	*	Resolute Forest Products	6,797
108		Rock-Tenn Co (Class A)	6,966
1,512		Royal Gold, Inc	95,422
157		Sealed Air Corp	7,153
209		Sherwin-Williams Co	59,461
2,186		Sigma-Aldrich Corp	302,215
586	*	Stillwater Mining Co	7,571
580		Valspar Corp	48,737
79		Wausau Paper Corp	753
2,846	*	Worthington Industries, Inc	75,732

		TOTAL MATERIALS	3,170,946

MEDIA - 3.0%
1,779		Cablevision Systems Corp (Class A)	32,556
156		Cinemark Holdings, Inc	7,031
1,162		Clear Channel Outdoor Holdings, Inc (Class A)	11,759
1,337	*	DIRECTV	113,779
3,202	*	Discovery Communications, Inc (Class A)	98,493
5,307	*	Discovery Communications, Inc (Class C)	156,424
496	*	DreamWorks Animation SKG, Inc (Class A)	12,003
1,222		Entravision Communications Corp (Class A)	7,735
83		John Wiley & Sons, Inc (Class A)	5,075
2,567	*	Journal Communications, Inc (Class A)	38,043
5,661	*	Liberty Global plc	281,974
4,948	*	Liberty Global plc (Class A)	254,674
33,875	*	McClatchy Co (Class A)	62,330
2,180		New York Times Co (Class A)	29,997
149		Scripps Networks Interactive (Class A)	10,215
610		Sinclair Broadcast Group, Inc (Class A)	19,160
2,909		Time Warner Cable, Inc	436,001
6,619		Time Warner, Inc	558,909

		TOTAL MEDIA	2,136,158

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.4%
702	*	Affymetrix, Inc	8,817
3,910		Agilent Technologies, Inc	162,461
1,737	*	Akorn, Inc	82,525
936	*	Alexion Pharmaceuticals, Inc	162,209
4,504		Amgen, Inc	719,964
882	*	Aratana Therapeutics, Inc	14,121
521	*	Ariad Pharmaceuticals, Inc	4,293
1,483	*	Biogen Idec, Inc	626,182
24		Bio-Techne Corp	2,407
688	*	Bluebird Bio, Inc	83,090
10,497		Bristol-Myers Squibb Co	677,056
853	*	Cambrex Corp	33,804
555	*	Cepheid, Inc	31,580
1,912	*	Depomed, Inc	42,848
2,805	*	Endo International plc	251,609
8,103	*	Gilead Sciences, Inc	795,147
379	*	Hyperion Therapeutics, Inc	17,396
2,304	*	Immunomedics, Inc	8,824
12,123		Johnson & Johnson	1,219,574
6,614	*	MannKind Corp	34,393
14,922		Merck & Co, Inc	857,717
23	*	Mettler-Toledo International, Inc	7,559
1,266	*	MiMedx Group, Inc	13,166
2,535	*	Nektar Therapeutics	27,885
2,037	*	Opko Health, Inc	28,864
7,568	*	Orexigen Therapeutics, Inc	59,257

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

122	*	PerkinElmer, Inc	$6,239
1,256	*	Sangamo Biosciences, Inc	19,694
1,223	*	Sarepta Therapeutics, Inc	16,241
1,486		Thermo Electron Corp	199,629
165	*	United Therapeutics Corp	28,452
1,658	*	Vertex Pharmaceuticals, Inc	195,594
8,649	*	Vivus, Inc	21,277
640	*	Waters Corp	79,565
4,482	*	Xenoport, Inc	31,912
3,032		Zoetis Inc	140,351

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,711,702

REAL ESTATE - 4.3%
203		American Campus Communities, Inc	8,703
4,626		American Tower Corp	435,538
16,129		Annaly Capital Management, Inc	167,742
1,224		Boston Properties, Inc	171,948
1,999	*	CBRE Group, Inc	77,381
183		Coresite Realty	8,908
3,476		Crown Castle International Corp	286,909
64		Digital Realty Trust, Inc	4,221
165		Douglas Emmett, Inc	4,919
1,687		Duke Realty Corp	36,726
29		Equity One, Inc	774
1,322		Equity Residential	102,931
3,064		First Industrial Realty Trust, Inc	65,662
5,733		HCP, Inc	247,723
1,097		Health Care REIT, Inc	84,864
89		Healthcare Realty Trust, Inc	2,472
7,799		Host Marriott Corp	157,384
1,389		Iron Mountain, Inc	50,671
15		Jones Lang LaSalle, Inc	2,556
14		Kilroy Realty Corp	1,066
325		Liberty Property Trust	11,602
554		Macerich Co	46,719
213		Mid-America Apartment Communities, Inc	16,459
5,524		Prologis, Inc	240,625
930		Ryman Hospitality Properties	56,646
2,660		Simon Property Group, Inc	520,402
988		Ventas, Inc	72,144
1,458		Vornado Realty Trust	163,296
17		Washington REIT	470
149		Weyerhaeuser Co	4,939

		TOTAL REAL ESTATE	3,052,400

RETAILING - 4.6%
4,156	*	1-800-FLOWERS.COM, Inc (Class A)	49,166
77		Aaron’s, Inc	2,180
1,224		American Eagle Outfitters, Inc	20,906
316	*	Ann Taylor Stores Corp	12,966
473	*	AutoZone, Inc	322,662
149	*	Barnes & Noble, Inc	3,539
1,702	*	Bed Bath & Beyond, Inc	130,671
1,355		Best Buy Co, Inc	51,205
62	*	Cabela’s, Inc	3,471
852	*	Carmax, Inc	58,797
8		Chico’s FAS, Inc	142
244	*	FTD Cos, Inc	7,305
6		GameStop Corp (Class A)	228
5,233		Gap, Inc	226,746
45	*	Genesco, Inc	3,205
2,715		Genuine Parts Co	253,011
259		GNC Holdings, Inc	12,709
270		HSN, Inc	18,422

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,402		Kohl’s Corp	$187,957
7,799	*	Liberty Interactive Corp	227,653
202	*	LKQ Corp	5,163
7,995		Lowe’s Companies, Inc	594,748
2,077		Macy’s, Inc	134,818
16		Men’s Wearhouse, Inc	835
206	*	NetFlix, Inc	85,838
701		Nordstrom, Inc	56,304
1,890	*	Office Depot, Inc	17,388
1,437	*	Orbitz Worldwide, Inc	16,755
69		Outerwall, Inc	4,562
278		Pier 1 Imports, Inc	3,886
160		Ross Stores, Inc	16,858
503	*	Shutterfly, Inc	22,756
5,903		Staples, Inc	96,130
135		Tiffany & Co	11,881
7,208		TJX Companies, Inc	504,920
1,078	*	TripAdvisor, Inc	89,657
7		Williams-Sonoma, Inc	558

		TOTAL RETAILING	3,255,998

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
652	*	Advanced Micro Devices, Inc	1,747
9		Analog Devices, Inc	567
18,076		Applied Materials, Inc	407,795
125	*	Cirrus Logic, Inc	4,157
24,969		Intel Corp	780,781
227		Lam Research Corp	15,943
111		Microchip Technology, Inc	5,428
5,688	*	ON Semiconductor Corp	68,882
324		Skyworks Solutions, Inc	31,846
1,075	*	SunPower Corp	33,658
315		Teradyne, Inc	5,938
9,405		Texas Instruments, Inc	537,825

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,894,567

SOFTWARE & SERVICES - 11.1%
5,723		Accenture plc	536,188
1,147	*	Actua Corp	17,767
5,822	*	Adobe Systems, Inc	430,479
882	*	Angie’s List, Inc	5,177
2,386	*	AOL, Inc	94,509
2,129	*	Autodesk, Inc	124,845
1,228		Broadridge Financial Solutions, Inc	67,552
5,119		CA, Inc	166,931
191	*	Cadence Design Systems, Inc	3,522
7,626	*	Cognizant Technology Solutions Corp (Class A)	475,786
918	*	comScore, Inc	47,002
155		Convergys Corp	3,545
388	*	Ellie Mae, Inc	21,460
49		Factset Research Systems, Inc	7,801
54		Fair Isaac Corp	4,791
111	*	FireEye, Inc	4,357
239	*	Fortinet, Inc	8,353
3,848	*	Glu Mobile, Inc	19,278
1,504	*	Google, Inc	824,192
1,484	*	Google, Inc (Class A)	823,175
515	*	HomeAway, Inc	15,538
883	*	Informatica Corp	38,724
1,513	*	Internap Network Services Corp	15,478
5,006		International Business Machines Corp	803,463
4,177		Intuit, Inc	405,002
162		j2 Global, Inc	10,640
533	*	Liquidity Services, Inc	5,266

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

675	*	Marketo, Inc	$17,293
4,829		Mastercard, Inc (Class A)	417,177
399		Mercadolibre, Inc	48,885
1,680	*	Monster Worldwide, Inc	10,651
55	*	NetSuite, Inc	5,102
189	*	NeuStar, Inc (Class A)	4,653
18,055		Oracle Corp	779,073
656	*	Rackspace Hosting, Inc	33,843
1,014	*	Rally Software Development Corp	15,910
6,804	*	Salesforce.com, Inc	454,575
1,102	*	ServiceSource International LLC	3,416
123	*	SolarWinds, Inc	6,303
396	*	Stamps.com, Inc	26,647
10,112		Symantec Corp	236,267
118	*	Syntel, Inc	6,104
214	*	Teradata Corp	9,446
67	*	Ultimate Software Group, Inc	11,387
150	*	Unisys Corp	3,482
337	*	Vasco Data Security International	7,259
441	*	Workday, Inc	37,225
28,005		Xerox Corp	359,864
10,178	*	Yahoo!, Inc	452,259

		TOTAL SOFTWARE & SERVICES	7,927,642

TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
1,143	*	Aruba Networks, Inc	27,992
41		Belden CDT, Inc	3,836
147	*	Benchmark Electronics, Inc	3,532
2,407		Black Box Corp	50,379
786		Checkpoint Systems, Inc	8,505
27,875		Cisco Systems, Inc	767,260
42	*	Cognex Corp	2,083
3,600		Corning, Inc	81,648
2,104	*	Cray, Inc	59,080
9	*	DTS, Inc	307
17,937		EMC Corp	458,470
1,050	*	Finisar Corp	22,407
707	*	Flextronics International Ltd	8,961
14,683		Hewlett-Packard Co	457,522
550	*	Ingram Micro, Inc (Class A)	13,816
169		InterDigital, Inc	8,575
306	*	IPG Photonics Corp	28,366
14	*	Itron, Inc	511
462		Jabil Circuit, Inc	10,802
554		Lexmark International, Inc (Class A)	23,456
2,042		Motorola, Inc	136,140
60	*	Netgear, Inc	1,973
18		Plantronics, Inc	953
494	*	QLogic Corp	7,282
9,257		Qualcomm, Inc	641,880
227	*	RealD, Inc	2,903
1,061		SanDisk Corp	67,501
2,713		Seagate Technology, Inc	141,157
963	*	Silicon Graphics International Corp	8,368
172	*	Super Micro Computer, Inc	5,712
26	*	Tech Data Corp	1,502
184	*	TTM Technologies, Inc	1,658
87	*	Universal Display Corp	4,067
250	*	Vishay Precision Group, Inc	3,983

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,062,587

TELECOMMUNICATION SERVICES - 2.0%
4,057	*	Boingo Wireless, Inc	30,590
9,478		CenturyTel, Inc	327,465

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,541	*	Cincinnati Bell, Inc	$5,439
469		IDT Corp (Class B)	8,325
705	*	Level 3 Communications, Inc	37,957
16,804	*	Sprint Corp	79,651
19,699		Verizon Communications, Inc	957,962
1,213	*	Vonage Holdings Corp	5,956

		TOTAL TELECOMMUNICATION SERVICES	1,453,345

TRANSPORTATION - 2.8%
8		Allegiant Travel Co	1,538
903	*	Avis Budget Group, Inc	53,291
6		CH Robinson Worldwide, Inc	439
10,193		CSX Corp	337,592
2,704		Norfolk Southern Corp	278,296
6		Ryder System, Inc	569
8,610		Southwest Airlines Co	381,423
330	*	Spirit Airlines, Inc	25,529
3,531		Union Pacific Corp	382,443
5,255		United Parcel Service, Inc (Class B)	509,419

		TOTAL TRANSPORTATION	1,970,539

UTILITIES - 3.6%
184		American States Water Co	7,340
102		American Water Works Co, Inc	5,530
2,528	*	Calpine Corp	57,815
2,497		Centerpoint Energy, Inc	50,964
3,637		Cleco Corp	198,289
4,677		Consolidated Edison, Inc	285,297
2,949		Duke Energy Corp	226,424
3,345		Eversource Energy	168,989
57		Integrys Energy Group, Inc	4,105
4		ITC Holdings Corp	150
103		MDU Resources Group, Inc	2,198
886		MGE Energy, Inc	39,268
220		New Jersey Resources Corp	6,833
4,575		NextEra Energy, Inc	476,029
6,329		NiSource, Inc	279,489
8,717		Pepco Holdings, Inc	233,877
2,060		Piedmont Natural Gas Co, Inc	76,035
3		Pinnacle West Capital Corp	191
326		Public Service Enterprise Group, Inc	13,666
2,619		Sempra Energy	285,523
211		SJW Corp	6,522
478		South Jersey Industries, Inc	25,946
926		TECO Energy, Inc	17,964
280		WGL Holdings, Inc	15,792
414		Wisconsin Energy Corp	20,493
1,100		Xcel Energy, Inc	38,291

		TOTAL UTILITIES	2,543,020

		TOTAL COMMON STOCKS (Cost $47,485,138)	71,013,795

		TOTAL INVESTMENTS - 99.4% (Cost $47,485,138)	71,013,795
		OTHER ASSETS & LIABILITIES, NET - 0.6%	445,750

		NET ASSETS - 100.0%	$71,459,545

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.2%
1,089	*	American Axle & Manufacturing Holdings, Inc	$28,129
3,214		BorgWarner, Inc	194,383
852		Cooper Tire & Rubber Co	36,500
183	*	Cooper-Standard Holding, Inc	10,834
2,343		Dana Holding Corp	49,578
376	*,e	Dorman Products, Inc	18,706
317		Drew Industries, Inc	19,508
732	*	Federal Mogul Corp (Class A)	9,743
56,228		Ford Motor Co	907,520
150	*	Fox Factory Holding Corp	2,301
280	*	Fuel Systems Solutions, Inc	3,091
23,187		General Motors Co	869,512
4,344		Gentex Corp	79,495
607	*	Gentherm, Inc	30,660
3,952		Goodyear Tire & Rubber Co	107,020
3,203		Harley-Davidson, Inc	194,550
9,607		Johnson Controls, Inc	484,577
1,159		Lear Corp	128,440
671	*	Modine Manufacturing Co	9,038
364	*	Motorcar Parts of America, Inc	10,116
398		Remy International, Inc	8,840
113	*	Shiloh Industries, Inc	1,586
355		Spartan Motors, Inc	1,722
260		Standard Motor Products, Inc	10,988
449	*	Stoneridge, Inc	5,069
47		Strattec Security Corp	3,470
280		Superior Industries International, Inc	5,300
817	*	Tenneco, Inc	46,912
1,368	*,e	Tesla Motors, Inc	258,237
632		Thor Industries, Inc	39,949
428	*	Tower International, Inc	11,385
1,599	*	TRW Automotive Holdings Corp	167,655
654	*	Visteon Corp	63,046
510	e	Winnebago Industries, Inc	10,843

		TOTAL AUTOMOBILES & COMPONENTS	3,828,703

BANKS - 5.8%
180		1st Source Corp	5,783
98		American National Bankshares, Inc	2,213
337		Ameris Bancorp	8,893
77	e	Ames National Corp	1,913
430		Apollo Residential Mortgage	6,859
114		Arrow Financial Corp	3,095
2,146		Associated Banc-Corp	39,916
1,174		Astoria Financial Corp	15,203
110		Banc of California, Inc	1,354
130		Bancfirst Corp	7,927
541		Banco Latinoamericano de Exportaciones S.A. (Class E)	17,739
1,288		Bancorpsouth, Inc	29,907
838		Bank Mutual Corp	6,134
152,663		Bank of America Corp	2,349,484
868	e	Bank of Hawaii Corp	53,130
70		Bank of Kentucky Financial Corp	3,434
61		Bank of Marin Bancorp	3,105
1,349		Bank of the Ozarks, Inc	49,819

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

300		BankFinancial Corp	$3,942
1,410		BankUnited	46,163
263		Banner Corp	12,072
10,354		BB&T Corp	403,702
982		BBCN Bancorp, Inc	14,210
115	*,e	BBX Capital Corp	2,139
1,312	*	Beneficial Bancorp, Inc	14,813
337		Berkshire Hills Bancorp, Inc	9,335
303	*	Blue Hills Bancorp, Inc	4,006
233		BNC Bancorp	4,217
190	*	BofI Holding, Inc	17,678
606	e	BOK Financial Corp	37,099
1,073		Boston Private Financial Holdings, Inc	13,037
156		Bridge Bancorp, Inc	4,030
132	*	Bridge Capital Holdings	3,447
771		Brookline Bancorp, Inc	7,749
86		Bryn Mawr Bank Corp	2,615
87		Camden National Corp	3,466
321	*	Capital Bank Financial Corp	8,863
101		Capital City Bank Group, Inc	1,641
3,240		Capitol Federal Financial	40,500
286		Cardinal Financial Corp	5,714
333	*	Cascade Bancorp	1,598
1,068		Cathay General Bancorp	30,385
477		Centerstate Banks of Florida, Inc	5,681
188		Central Pacific Financial Corp	4,318
47		Century Bancorp, Inc	1,866
301		Charter Financial Corp	3,462
401		Chemical Financial Corp	12,575
2,768		CIT Group, Inc	124,892
44,107		Citigroup, Inc	2,272,393
167		Citizens & Northern Corp	3,370
2,337		Citizens Financial Group, Inc	56,392
211	e	City Holding Co	9,923
647		City National Corp	57,635
623		Clifton Bancorp, Inc	8,791
194		CNB Financial Corp	3,302
395		CoBiz, Inc	4,866
674		Columbia Banking System, Inc	19,526
2,437		Comerica, Inc	109,982
1,536		Commerce Bancshares, Inc	65,004
628		Community Bank System, Inc	22,225
200		Community Trust Bancorp, Inc	6,632
130	*	CommunityOne Bancorp	1,279
295		ConnectOne Bancorp, Inc	5,741
134	*	CU Bancorp	3,049
922		Cullen/Frost Bankers, Inc	63,692
342	*	Customers Bancorp, Inc	8,331
1,421		CVB Financial Corp	22,651
808		Dime Community Bancshares	13,009
288	*	Eagle Bancorp, Inc	11,059
1,924		East West Bancorp, Inc	77,845
100		Enterprise Bancorp, Inc	2,125
265		Enterprise Financial Services Corp	5,475
559	*	Essent Group Ltd	13,366
1,564		EverBank Financial Corp	28,199
115		Federal Agricultural Mortgage Corp (Class C)	3,242
222		Fidelity Southern Corp	3,747
12,242		Fifth Third Bancorp	230,762
126		Financial Institutions, Inc	2,889
264		First Bancorp (NC)	4,636
1,398	*	First Bancorp (Puerto Rico)	8,668
107		First Bancorp, Inc	1,867
972		First Busey Corp	6,503
204		First Business Financial Services, Inc	8,821

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

154		First Citizens Bancshares, Inc (Class A)	$39,992
1,229		First Commonwealth Financial Corp	11,061
189		First Community Bancshares, Inc	3,313
406		First Connecticut Bancorp	6,240
120		First Defiance Financial Corp	3,938
747		First Financial Bancorp	13,304
1,236	e	First Financial Bankshares, Inc	34,163
188		First Financial Corp	6,747
200		First Financial Northwest, Inc	2,470
3,378		First Horizon National Corp	48,272
243		First Interstate Bancsystem, Inc	6,760
557		First Merchants Corp	13,112
1,128		First Midwest Bancorp, Inc	19,593
200	*	First NBC Bank Holding Co	6,596
4,768		First Niagara Financial Group, Inc	42,149
162		First of Long Island Corp	4,131
2,002		First Republic Bank	114,294
2,172		FirstMerit Corp	41,398
255	*	Flagstar Bancorp, Inc	3,700
358		Flushing Financial Corp	7,185
2,437		FNB Corp	32,022
185		Fox Chase Bancorp, Inc	3,114
2,742		Fulton Financial Corp	33,836
177		German American Bancorp, Inc	5,209
999		Glacier Bancorp, Inc	25,125
135		Great Southern Bancorp, Inc	5,318
427		Great Western Bancorp, Inc	9,398
185		Guaranty Bancorp	3,138
222	*	Hampton Roads Bankshares, Inc	420
1,231		Hancock Holding Co	36,758
554		Hanmi Financial Corp	11,717
211		Heartland Financial USA, Inc	6,885
279		Heritage Commerce Corp	2,547
221		Heritage Financial Corp	3,757
260		Heritage Oaks Bancorp	2,161
980	*	Hilltop Holdings, Inc	19,051
726		Home Bancshares, Inc	24,604
1,224	e	Home Loan Servicing Solutions Ltd	20,245
108		HomeStreet, Inc	1,979
265	*	HomeTrust Bancshares, Inc	4,232
123		Horizon Bancorp	2,877
7,093		Hudson City Bancorp, Inc	74,335
171		Hudson Valley Holding Corp	4,371
12,006		Huntington Bancshares, Inc	132,666
463		IBERIABANK Corp	29,183
321		Independent Bank Corp (MA)	14,082
308		Independent Bank Corp (MI)	3,952
123		Independent Bank Group, Inc	4,786
730		International Bancshares Corp	19,002
4,963		Investors Bancorp, Inc	58,166
55,002		JPMorgan Chase & Co	3,332,021
227	*	Kearny Financial Corp	3,083
12,832		Keycorp	181,701
204	*	Ladder Capital Corp	3,776
509		Lakeland Bancorp, Inc	5,854
350		Lakeland Financial Corp	14,203
426		LegacyTexas Financial Group, Inc	9,683
80	*	LendingTree, Inc	4,481
2,011		M&T Bank Corp	255,397
351		Macatawa Bank Corp	1,878
216		MainSource Financial Group, Inc	4,242
891		MB Financial, Inc	27,897
226		Mercantile Bank Corp	4,418
60		Merchants Bancshares, Inc	1,750
291	*	Meridian Bancorp, Inc	3,832

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,541	*	MGIC Investment Corp	$43,730
112		Midsouth Bancorp, Inc	1,652
90		MidWestOne Financial Group, Inc	2,595
684		National Bank Holdings Corp	12,866
84	e	National Bankshares, Inc	2,507
1,529		National Penn Bancshares, Inc	16,467
422	*	Nationstar Mortgage Holdings, Inc	10,453
586		NBT Bancorp, Inc	14,685
6,269	e	New York Community Bancorp, Inc	104,880
451		NewBridge Bancorp	4,023
644	*	NMI Holdings, Inc	4,824
1,196		Northfield Bancorp, Inc	17,725
80		Northrim BanCorp, Inc	1,963
1,214		Northwest Bancshares, Inc	14,386
180		OceanFirst Financial Corp	3,109
1,434	*,e	Ocwen Financial Corp	11,831
596		OFG Bancorp	9,727
112		Old Line Bancshares, Inc	1,770
1,471		Old National Bancorp	20,874
670		Oritani Financial Corp	9,749
241		Pacific Continental Corp	3,186
208	*	Pacific Premier Bancorp, Inc	3,368
1,617		PacWest Bancorp	75,821
275	e	Park National Corp	23,529
360		Park Sterling Bank	2,556
139		Peapack Gladstone Financial Corp	3,002
47		Penns Woods Bancorp, Inc	2,299
164		Pennsylvania Commerce Bancorp, Inc	4,521
165	*	PennyMac Financial Services, Inc	2,800
146		Peoples Bancorp, Inc	3,451
101	e	Peoples Financial Services Corp	4,532
4,161		People’s United Financial, Inc	63,247
477		Pinnacle Financial Partners, Inc	21,207
7,811		PNC Financial Services Group, Inc	728,298
1,355	*	Popular, Inc	46,598
147		Preferred Bank	4,038
961		PrivateBancorp, Inc	33,798
935		Prosperity Bancshares, Inc	49,069
753		Provident Financial Services, Inc	14,043
2,562	e	Radian Group, Inc	43,016
20,192		Regions Financial Corp	190,814
323		Renasant Corp	9,706
120		Republic Bancorp, Inc (Class A)	2,968
415	*,e	Republic First Bancorp, Inc	1,506
300		S&T Bancorp, Inc	8,514
336		Sandy Spring Bancorp, Inc	8,813
180	*	Seacoast Banking Corp of Florida	2,569
163		Sierra Bancorp	2,722
719	*	Signature Bank	93,168
207		Simmons First National Corp (Class A)	9,412
337		South State Corp	23,047
291		Southside Bancshares, Inc	8,349
265		Southwest Bancorp, Inc	4,714
397		State Bank & Trust Co	8,337
822		Sterling Bancorp/DE	11,023
210		Stock Yards Bancorp, Inc	7,230
134		Stonegate Bank	4,045
192	*,e	Stonegate Mortgage Corp	2,077
155		Suffolk Bancorp	3,683
94	*	Sun Bancorp, Inc	1,778
7,724		SunTrust Banks, Inc	317,379
2,517		Susquehanna Bancshares, Inc	34,508
747	*	SVB Financial Group	94,899
2,602		Synovus Financial Corp	72,882
240		Talmer Bancorp Inc	3,676

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,235		TCF Financial Corp	$35,134
150		Territorial Bancorp, Inc	3,564
578	*	Texas Capital Bancshares, Inc	28,120
2,132		TFS Financial Corp	31,298
434	*	The Bancorp, Inc	3,919
199		Tompkins Trustco, Inc	10,716
634	e	TowneBank	10,195
171		Trico Bancshares	4,126
296	*	Tristate Capital Holdings, Inc	3,099
1,974		Trustco Bank Corp NY	13,581
885		Trustmark Corp	21,488
493		UMB Financial Corp	26,075
2,456		Umpqua Holdings Corp	42,194
621		Union Bankshares Corp	13,792
1,404	e	United Bankshares, Inc	52,762
671		United Community Banks, Inc	12,668
707		United Financial Bancorp, Inc (New)	8,788
198		Univest Corp of Pennsylvania	3,918
25,025		US Bancorp	1,092,842
3,310		Valley National Bancorp	31,246
249	*	Walker & Dunlop, Inc	4,415
1,359		Washington Federal, Inc	29,633
138		Washington Trust Bancorp, Inc	5,270
486		Waterstone Financial, Inc	6,240
1,184		Webster Financial Corp	43,867
69,446		Wells Fargo & Co	3,777,862
431		WesBanco, Inc	14,042
189		West Bancorporation, Inc	3,759
667	e	Westamerica Bancorporation	28,821
1,012	*	Western Alliance Bancorp	29,996
1,094		Wilshire Bancorp, Inc	10,907
624		Wintrust Financial Corp	29,752
120		WSFS Financial Corp	9,076
277	*	Yadkin Financial Corp	5,623
2,937		Zions Bancorporation	79,299

		TOTAL BANKS	19,393,791

CAPITAL GOODS - 7.8%
9,472		3M Co	1,562,406
1,014		A.O. Smith Corp	66,579
829		Aaon, Inc	20,335
690		AAR Corp	21,183
654	*	Accuride Corp	3,048
956		Actuant Corp (Class A)	22,695
637		Acuity Brands, Inc	107,118
216		Advanced Drainage Systems, Inc	6,467
2,307	*	Aecom Technology Corp	71,102
466	*	Aegion Corp	8,411
288	*	Aerovironment, Inc	7,635
1,366	e	AGCO Corp	65,076
1,500		Air Lease Corp	56,610
892		Aircastle Ltd	20,034
78		Alamo Group, Inc	4,924
401		Albany International Corp (Class A)	15,940
1,314		Allegion plc	80,377
1,932		Allison Transmission Holdings, Inc	61,708
296		Altra Holdings, Inc	8,181
224	*	Ameresco, Inc	1,658
127	e	American Railcar Industries, Inc	6,316
105		American Science & Engineering, Inc	5,130
125	*	American Woodmark Corp	6,841
3,589		Ametek, Inc	188,566
390		Apogee Enterprises, Inc	16,848
560		Applied Industrial Technologies, Inc	25,390

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

250		Argan, Inc	$9,042
656	*	Armstrong World Industries, Inc	37,700
1,769	*	ArvinMeritor, Inc	22,307
261		Astec Industries, Inc	11,192
301	*	Astronics Corp	22,184
343		AZZ, Inc	15,980
1,648		Babcock & Wilcox Co	52,884
677		Barnes Group, Inc	27,412
1,469		BE Aerospace, Inc	93,458
752	*	Beacon Roofing Supply, Inc	23,538
799	*	Blount International, Inc	10,291
10,593		Boeing Co	1,589,798
600		Briggs & Stratton Corp	12,324
673	*	Builders FirstSource, Inc	4,489
232	*	CAI International, Inc	5,700
7,608	*,e	Capstone Turbine Corp	4,945
902		Carlisle Cos, Inc	83,552
9,046		Caterpillar, Inc	723,951
405	*	Chart Industries, Inc	14,205
1,410	e	Chicago Bridge & Iron Co NV	69,457
308		CIRCOR International, Inc	16,848
775		Clarcor, Inc	51,196
1,363	*	Colfax Corp	65,056
262		Columbus McKinnon Corp	7,058
409		Comfort Systems USA, Inc	8,605
876	*	Commercial Vehicle Group, Inc	5,641
157	*	Continental Building Products Inc	3,547
636		Crane Co	39,693
262		Cubic Corp	13,564
2,630		Cummins, Inc	364,623
654		Curtiss-Wright Corp	48,357
8,756		Danaher Corp	743,384
4,939		Deere & Co	433,101
979	*	DigitalGlobe, Inc	33,355
2,079		Donaldson Co, Inc	78,399
296		Douglas Dynamics, Inc	6,761
2,356		Dover Corp	162,847
139	*	Ducommun, Inc	3,600
174	*	DXP Enterprises, Inc	7,672
654	*	Dycom Industries, Inc	31,941
225		Dynamic Materials Corp	2,873
6,904		Eaton Corp	469,058
923		EMCOR Group, Inc	42,892
10,121		Emerson Electric Co	573,051
278		Encore Wire Corp	10,531
1,316	*,e	Energy Recovery, Inc	3,408
629		EnerSys	40,407
236		Engility Holdings, Inc	7,089
558	*,e	Enphase Energy, Inc	7,360
360		EnPro Industries, Inc	23,742
81	*,e	Erickson Air-Crane, Inc	350
317		ESCO Technologies, Inc	12,357
462	*	Esterline Technologies Corp	52,862
2,823		Exelis, Inc	68,797
4,328	e	Fastenal Co	179,331
743		Federal Signal Corp	11,732
1,937		Flowserve Corp	109,421
2,227		Fluor Corp	127,295
2,373		Fortune Brands Home & Security, Inc	112,670
640		Franklin Electric Co, Inc	24,410
165		Freightcar America, Inc	5,186
5,190	*,e	FuelCell Energy, Inc	6,488
505	*	Furmanite Corp	3,984
618		GATX Corp	35,832
794	*,e	GenCorp, Inc	18,413

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,052	e	Generac Holdings, Inc	$51,222
937		General Cable Corp	16,145
4,445		General Dynamics Corp	603,320
145,690		General Electric Co	3,614,569
472	*	Gibraltar Industries, Inc	7,746
278		Global Brass & Copper Holdings, Inc	4,295
199		Global Power Equipment Group, Inc	2,627
253		Gorman-Rupp Co	7,577
825		Graco, Inc	59,532
2,274	*	GrafTech International Ltd	8,846
128		Graham Corp	3,068
466		Granite Construction, Inc	16,375
670	*	Great Lakes Dredge & Dock Corp	4,027
454	e	Greenbrier Cos, Inc	26,332
686		Griffon Corp	11,957
410		H&E Equipment Services, Inc	10,246
1,086		Harsco Corp	18,744
1,423	*	HD Supply Holdings, Inc	44,334
1,045		Heico Corp	63,818
1,310		Hexcel Corp	67,360
856		Hillenbrand, Inc	26,425
11,395		Honeywell International, Inc	1,188,612
186		Houston Wire & Cable Co	1,810
847		Hubbell, Inc (Class B)	92,848
715		Huntington Ingalls	100,207
78		Hurco Cos, Inc	2,569
199		Hyster-Yale Materials Handling, Inc	14,585
1,208		IDEX Corp	91,603
646	*	II-VI, Inc	11,925
4,786		Illinois Tool Works, Inc	464,912
3,850		Ingersoll-Rand plc	262,108
225		Insteel Industries, Inc	4,867
1,435		ITT Corp	57,271
1,819	*	Jacobs Engineering Group, Inc	82,146
372		John Bean Technologies Corp	13,288
1,431		Joy Global, Inc	56,067
148		Kadant, Inc	7,786
380		Kaman Corp	16,123
2,250		KBR, Inc	32,580
1,135		Kennametal, Inc	38,238
424	*,e	KEYW Holding Corp	3,490
734	*	KLX, Inc	28,288
600	*	Kratos Defense & Security Solutions, Inc	3,318
1,335		L-3 Communications Holdings, Inc	167,930
777	*,e	Layne Christensen Co	3,893
111		LB Foster Co (Class A)	5,270
726		Lennox International, Inc	81,087
1,128		Lincoln Electric Holdings, Inc	73,760
241	e	Lindsay Manufacturing Co	18,376
101	*	LMI Aerospace, Inc	1,233
3,920		Lockheed Martin Corp	795,603
289		LSI Industries, Inc	2,355
201	*	Lydall, Inc	6,376
185	*,e	Manitex International, Inc	1,800
2,025		Manitowoc Co, Inc	43,659
5,104		Masco Corp	136,277
395	*	Masonite International Corp	26,568
844	*	Mastec, Inc	16,289
820	*	Middleby Corp	84,173
115		Miller Industries, Inc	2,818
595	*	Moog, Inc (Class A)	44,655
1,441	*,e	MRC Global, Inc	17,076
703		MSC Industrial Direct Co (Class A)	50,757
803		Mueller Industries, Inc	29,012
2,137		Mueller Water Products, Inc (Class A)	21,049

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

209	*	MYR Group, Inc	$6,550
58	e	National Presto Industries, Inc	3,677
755	*,e	Navistar International Corp	22,273
446	*	NCI Building Systems, Inc	7,707
202		NN, Inc	5,066
100	*	Norcraft Cos, Inc	2,557
910		Nordson Corp	71,289
184	*	Nortek, Inc	16,238
2,937		Northrop Grumman Corp	472,740
128	*	Northwest Pipe Co	2,938
1,463	*,e	NOW, Inc	31,659
829		Orbital ATK, Inc	63,526
434	*	Orion Marine Group, Inc	3,845
1,154		Oshkosh Truck Corp	56,304
1,580		Owens Corning, Inc	68,572
5,107		Paccar, Inc	322,456
1,562		Pall Corp	156,809
2,101		Parker Hannifin Corp	249,557
89	*	Patrick Industries, Inc	5,542
2,810		Pentair plc	176,721
702	*	Perini Corp	16,392
634	*	Pgt, Inc	7,085
2,919	*,e	Plug Power, Inc	7,560
440	*	Ply Gem Holdings, Inc	5,720
743	*	Polypore International, Inc	43,763
125		Powell Industries, Inc	4,221
139	*,e	Power Solutions International, Inc	8,936
584	*,e	PowerSecure International, Inc	7,685
2,092		Precision Castparts Corp	439,320
28		Preformed Line Products Co	1,180
509		Primoris Services Corp	8,750
318	*,e	Proto Labs, Inc	22,260
450		Quanex Building Products Corp	8,883
3,031	*	Quanta Services, Inc	86,474
460		Raven Industries, Inc	9,412
4,532		Raytheon Co	495,121
312		RBC Bearings, Inc	23,880
605		Regal-Beloit Corp	48,352
3,010	*,e	Revolution Lighting Technologies, Inc	3,341
1,140	*	Rexnord Corp	30,427
2,020		Rockwell Automation, Inc	234,300
2,132		Rockwell Collins, Inc	205,845
1,463		Roper Industries, Inc	251,636
626	*	Rush Enterprises, Inc (Class A)	17,127
33		SIFCO Industries, Inc	719
554		Simpson Manufacturing Co, Inc	20,703
870		Snap-On, Inc	127,942
655	*,e	SolarCity Corp	33,588
136	*	Sparton Corp	3,332
1,759	*	Spirit Aerosystems Holdings, Inc (Class A)	91,837
588		SPX Corp	49,921
231		Standex International Corp	18,972
2,199		Stanley Works	209,697
3,741	*	Sterling Construction Co, Inc	16,909
290	*	Stock Building Supply Holdings, Inc	5,237
279		Sun Hydraulics Corp	11,539
444		TAL International Group, Inc	18,084
723	*,e	Taser International, Inc	17,432
528	*	Teledyne Technologies, Inc	56,353
247		Tennant Co	16,146
1,653		Terex Corp	43,953
401		Textainer Group Holdings Ltd	12,026
3,916		Textron, Inc	173,596
267	*,e	The ExOne Company	3,645
428	*	Thermon Group Holdings	10,302

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,085		Timken Co	$45,722
591	e	Titan International, Inc	5,532
282	*,e	Titan Machinery, Inc	3,765
852		Toro Co	59,742
764		TransDigm Group, Inc	167,102
477	*	Trex Co, Inc	26,011
609	*	Trimas Corp	18,751
2,205		Trinity Industries, Inc	78,300
767		Triumph Group, Inc	45,805
100		Twin Disc, Inc	1,767
1,358	*	United Rentals, Inc	123,795
13,334		United Technologies Corp	1,562,745
261		Universal Forest Products, Inc	14,480
1,455	*,e	USG Corp	38,849
361		Valmont Industries, Inc	44,360
156	*	Vectrus, Inc	3,976
112	*	Veritiv Corp	4,943
200	*	Vicor Corp	3,040
880	e	W.W. Grainger, Inc	207,513
1,340	*	Wabash National Corp	18,894
811	*	WABCO Holdings, Inc	99,656
405		Watsco, Inc	50,909
382		Watts Water Technologies, Inc (Class A)	21,021
596	*,e	WESCO International, Inc	41,654
1,403		Westinghouse Air Brake Technologies Corp	133,299
880		Woodward Governor Co	44,889
147	*	Xerium Technologies, Inc	2,384
2,717		Xylem, Inc	95,149

		TOTAL CAPITAL GOODS	25,882,678

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
749		ABM Industries, Inc	23,863
611	e	Acacia Research (Acacia Technologies)	6,538
1,951	*	ACCO Brands Corp	16,213
335		Administaff, Inc	17,517
2,417	e	ADT Corp	100,354
661	*	Advisory Board Co	35,218
393		American Ecology Corp	19,638
412	*	ARC Document Solutions, Inc	3,803
97		Barrett Business Services, Inc	4,155
644		Brady Corp (Class A)	18,219
650		Brink’s Co	17,959
524	*	Casella Waste Systems, Inc (Class A)	2,882
557	*,e	CBIZ, Inc	5,197
189		CDI Corp	2,655
282	e	Ceco Environmental Corp	2,992
2,697	*,e	Cenveo, Inc	5,772
1,520		Cintas Corp	124,078
1,580		Civeo Corp	4,013
909	*	Clean Harbors, Inc	51,613
1,769	*	Copart, Inc	66,461
451		Corporate Executive Board Co	36,017
1,921		Corrections Corp of America	77,339
1,616		Covanta Holding Corp	36,247
167	*	CRA International, Inc	5,197
749		Deluxe Corp	51,891
550		Dun & Bradstreet Corp	70,598
351		Ennis, Inc	4,956
1,789		Equifax, Inc	166,377
228		Exponent, Inc	20,269
148	*	Franklin Covey Co	2,850
571	*	FTI Consulting, Inc	21,390
268		G & K Services, Inc (Class A)	19,438
191	*	GP Strategies Corp	7,067

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

943		Healthcare Services Group	$30,299
200		Heidrick & Struggles International, Inc	4,916
458	*	Heritage-Crystal Clean, Inc	5,359
842		Herman Miller, Inc	23,374
315	*	Hill International, Inc	1,131
748		HNI Corp	41,267
306	*	Huron Consulting Group, Inc	20,242
261	*	ICF International, Inc	10,662
2,113	*	ICO Global Communications Holdings Ltd	2,747
1,005	*	IHS, Inc (Class A)	114,329
491	*	Innerworkings, Inc	3,300
897		Interface, Inc	18,640
1,926		KAR Auction Services, Inc	73,053
367		Kelly Services, Inc (Class A)	6,400
366		Kforce, Inc	8,165
460		Kimball International, Inc (Class B)	4,821
669		Knoll, Inc	15,675
641		Korn/Ferry International	21,070
1,183		Manpower, Inc	101,915
398		Matthews International Corp (Class A)	20,501
347		McGrath RentCorp	11,420
220	*	Mistras Group, Inc	4,237
627		Mobile Mini, Inc	26,735
396		MSA Safety, Inc	19,752
167		Multi-Color Corp	11,578
631	*	Navigant Consulting, Inc	8,178
4,166		Nielsen Holdings NV	185,679
113		NL Industries, Inc	876
725	*	On Assignment, Inc	27,818
110	*	Paylocity Holding Corp	3,150
295	*	Performant Financial Corp	1,003
2,976		Pitney Bowes, Inc	69,400
313		Quad	7,193
2,519		R.R. Donnelley & Sons Co	48,340
3,498		Republic Services, Inc	141,879
514		Resources Connection, Inc	8,995
2,068		Robert Half International, Inc	125,155
2,068		Rollins, Inc	51,142
711	*	RPX Corp	10,231
189	*	SP Plus Corp	4,130
1,106		Steelcase, Inc (Class A)	20,948
1,290	*	Stericycle, Inc	181,155
294	*	Team, Inc	11,460
1,018		Tetra Tech, Inc	24,452
930		Towers Watson & Co	122,932
183	*	TriNet Group, Inc	6,447
550	*	TrueBlue, Inc	13,392
6,134		Tyco International plc	264,130
202		Unifirst Corp	23,773
528		United Stationers, Inc	21,643
2,442	*	Verisk Analytics, Inc	174,359
263		Viad Corp	7,317
48		VSE Corp	3,930
633	*	WageWorks, Inc	33,758
1,837		Waste Connections, Inc	88,433
6,738		Waste Management, Inc	365,402
866		West Corp	29,210

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,736,274

CONSUMER DURABLES & APPAREL - 1.6%
148		Arctic Cat, Inc	5,375
641	*	Beazer Homes USA, Inc	11,359
271	*	Black Diamond, Inc	2,561
1,325		Brunswick Corp	68,171
806		Callaway Golf Co	7,681

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

770		Carter’s, Inc	$71,202
119	*	Cavco Industries, Inc	8,932
3,854		Coach, Inc	159,671
492		Columbia Sportswear Co	29,963
1,231	*	CROCS, Inc	14,538
125		CSS Industries, Inc	3,769
110		Culp, Inc	2,943
474	*	Deckers Outdoor Corp	34,540
201	*,e	Dixie Group, Inc	1,819
4,675		DR Horton, Inc	133,144
279		Ethan Allen Interiors, Inc	7,712
60		Flexsteel Industries, Inc	1,877
625	*	Fossil Group, Inc	51,531
1,834	*,e	Garmin Ltd	87,152
314	*	G-III Apparel Group Ltd	35,372
309	*,e	GoPro, Inc	13,414
5,732		Hanesbrands, Inc	192,079
966		Harman International Industries, Inc	129,087
1,637	e	Hasbro, Inc	103,524
481	*	Helen of Troy Ltd	39,197
2,741	*,e	Hovnanian Enterprises, Inc (Class A)	9,758
753	*	Iconix Brand Group, Inc	25,354
115	*	Installed Building Products Inc	2,502
429	*,e	iRobot Corp	13,998
257	*,e	Jakks Pacific, Inc	1,758
2,737	*	Jarden Corp	144,787
1,827	*	Kate Spade & Co	61,004
1,135	e	KB Home	17,729
702		La-Z-Boy, Inc	19,733
636	*	Leapfrog Enterprises, Inc	1,386
2,077		Leggett & Platt, Inc	95,729
2,552		Lennar Corp (Class A)	132,219
192	*,e	LGI Homes, Inc	3,199
193		Libbey, Inc	7,703
112		Lifetime Brands, Inc	1,711
385	*	M/I Homes, Inc	9,178
4,714		Mattel, Inc	107,715
524	e	MDC Holdings, Inc	14,934
525	*	Meritage Homes Corp	25,536
2,914	*	Michael Kors Holdings Ltd	191,595
852	*	Mohawk Industries, Inc	158,259
200		Movado Group, Inc	5,704
66		Nacco Industries, Inc (Class A)	3,497
398	*	Nautilus, Inc	6,077
112	*	New Home Co Inc	1,786
3,912		Newell Rubbermaid, Inc	152,842
10,149		Nike, Inc (Class B)	1,018,249
64	*	NVR, Inc	85,034
200		Oxford Industries, Inc	15,090
161	*	Perry Ellis International, Inc	3,729
1,159		Phillips-Van Heusen Corp	123,503
929		Polaris Industries, Inc	131,082
672		Pool Corp	46,879
5,424		Pulte Homes, Inc	120,576
2,135	*,e	Quiksilver, Inc	3,950
828		Ralph Lauren Corp	108,882
790		Ryland Group, Inc	38,505
386	*,e	Sequential Brands Group, Inc	4,130
589	*	Skechers U.S.A., Inc (Class A)	42,355
208	*	Skullcandy, Inc	2,350
1,151	*,e	Smith & Wesson Holding Corp	14,652
1,997	*	Standard-Pacific Corp	17,973
798	*	Steven Madden Ltd	30,324
272	e	Sturm Ruger & Co, Inc	13,499
767	*	Taylor Morrison Home Corp	15,992

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

899	*	Tempur-Pedic International, Inc	$51,908
2,628	*	Toll Brothers, Inc	103,386
2,065	*	TRI Pointe Homes, Inc	31,863
647	*	Tumi Holdings, Inc	15,826
748		Tupperware Corp	51,627
105	*	UCP, Inc (Class A)	914
2,479	*	Under Armour, Inc (Class A)	200,179
226	*	Unifi, Inc	8,156
213	*	Universal Electronics, Inc	12,022
246	*,e	Vera Bradley, Inc	3,993
4,928		VF Corp	371,128
315	*	Vince Holding Corp	5,843
954	*	Vista Outdoor, Inc	40,850
157	*	WCI Communities, Inc	3,760
219		Weyco Group, Inc	6,548
1,097		Whirlpool Corp	221,660
428	*	William Lyon Homes, Inc	11,051
1,589	e	Wolverine World Wide, Inc	53,152

		TOTAL CONSUMER DURABLES & APPAREL	5,462,926

CONSUMER SERVICES - 2.2%
138	*	2U, Inc	3,530
224	*	American Public Education, Inc	6,715
1,296	*	Apollo Group, Inc (Class A)	24,520
625		ARAMARK Holdings Corp	19,769
159	*	Ascent Media Corp (Series A)	6,330
1,433	*	Belmond Ltd.	17,597
298	*	BJ’s Restaurants, Inc	15,034
1,103		Bloomin’ Brands, Inc	26,836
331	e	Bob Evans Farms, Inc	15,312
1,534	*	Boyd Gaming Corp	21,783
246	*	Bravo Brio Restaurant Group, Inc	3,614
192	*	Bridgepoint Education, Inc	1,853
412	*	Bright Horizons Family Solutions	21,123
942		Brinker International, Inc	57,989
271	*	Buffalo Wild Wings, Inc	49,116
1,110	*	Caesars Acquisition Co	7,548
945	*,e	Caesars Entertainment Corp	9,951
164		Capella Education Co	10,640
2,037	*	Career Education Corp	10,246
6,079		Carnival Corp	290,819
200		Carriage Services, Inc	4,774
358	*	Carrols Restaurant Group, Inc	2,968
316	e	CBRL Group, Inc	48,076
670		Cheesecake Factory	33,051
988	*,e	Chegg, Inc	7,855
465	*	Chipotle Mexican Grill, Inc (Class A)	302,501
591		Choice Hotels International, Inc	37,865
246		Churchill Downs, Inc	28,283
215	*	Chuy’s Holdings, Inc	4,844
294		ClubCorp Holdings, Inc	5,692
92		Collectors Universe	2,075
1,879		Darden Restaurants, Inc	130,290
250	*	Del Frisco’s Restaurant Group, Inc	5,037
1,168	*	Denny’s Corp	13,315
854		DeVry, Inc	28,489
475	*	Diamond Resorts International, Inc	15,879
223		DineEquity, Inc	23,863
828		Domino’s Pizza, Inc	83,255
1,398		Dunkin Brands Group, Inc	66,489
117	*,e	El Pollo Loco Holdings, Inc	2,996
366	*	Fiesta Restaurant Group, Inc	22,326
63		Graham Holdings Co	66,127
626	*	Grand Canyon Education, Inc	27,106

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,029		H&R Block, Inc	$129,210
2,065	*	Hilton Worldwide Holdings, Inc	61,165
1,731	*	Houghton Mifflin Harcourt Co	40,644
587	*	Hyatt Hotels Corp	34,762
80	*,e	Ignite Restaurant Group, Inc	388
373		International Speedway Corp (Class A)	12,164
474		Interval Leisure Group, Inc	12,424
180	*	Intrawest Resorts Holdings Inc	1,570
1,031	*	Isle of Capri Casinos, Inc	14,486
590		Jack in the Box, Inc	56,593
147	*,e	Jamba, Inc	2,162
461	*	K12, Inc	7,247
865	*	Krispy Kreme Doughnuts, Inc	17,291
594	*	La Quinta Holdings, Inc	14,066
5,271		Las Vegas Sands Corp	290,116
51	*	Liberty Tax, Inc	1,419
545	*	Life Time Fitness, Inc	38,673
1,136	*	LifeLock, Inc	16,029
200		Marcus Corp	4,258
3,119		Marriott International, Inc (Class A)	250,518
483		Marriott Vacations Worldwide Corp	39,147
14,338		McDonald’s Corp	1,397,095
5,251	*	MGM Mirage	110,429
200	*	Monarch Casino & Resort, Inc	3,828
706	*	Morgans Hotel Group Co	5,471
86		Nathan’s Famous, Inc	4,657
279	*,e	Noodles & Co	4,866
1,337	*	Norwegian Cruise Line Holdings Ltd	72,211
419	*	Panera Bread Co (Class A)	67,038
492		Papa John’s International, Inc	30,411
1,054	*	Penn National Gaming, Inc	16,506
1,029	*	Pinnacle Entertainment, Inc	37,137
306	*	Popeyes Louisiana Kitchen, Inc	18,305
175	*,e	Potbelly Corp	2,397
170	*	Red Robin Gourmet Burgers, Inc	14,790
674	*	Regis Corp	11,027
3,048		Restaurant Brands International, Inc	117,074
2,393		Royal Caribbean Cruises Ltd	195,867
779	*	Ruby Tuesday, Inc	4,682
473		Ruth’s Chris Steak House, Inc	7,511
850	*,e	Scientific Games Corp (Class A)	8,899
956		SeaWorld Entertainment, Inc	18,432
3,153		Service Corp International	82,136
584	*	ServiceMaster Global Holdings, Inc	19,710
1,042		Six Flags Entertainment Corp	50,443
729		Sonic Corp	23,109
897	e	Sotheby’s (Class A)	37,907
164		Speedway Motorsports, Inc	3,731
10,921		Starbucks Corp	1,034,219
2,709		Starwood Hotels & Resorts Worldwide, Inc	226,201
22	*	Steak N Shake Co	9,110
185	*	Steiner Leisure Ltd	8,769
149	*	Strayer Education, Inc	7,958
997		Texas Roadhouse, Inc (Class A)	36,321
228		Universal Technical Institute, Inc	2,189
514		Vail Resorts, Inc	53,158
541	*,e	Weight Watchers International, Inc	3,782
3,688		Wendy’s	40,199
1,708		Wyndham Worldwide Corp	154,523
1,127		Wynn Resorts Ltd	141,867
6,372		Yum! Brands, Inc	501,604
78	*,e	Zoe’s Kitchen, Inc	2,597

		TOTAL CONSUMER SERVICES	7,215,979

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 3.6%
804	*	Affiliated Managers Group, Inc	$172,683
3,867	*	Ally Financial, Inc	81,130
13,178		American Express Co	1,029,465
2,747		Ameriprise Financial, Inc	359,417
359	e	Arlington Asset Investment Corp (Class A)	8,638
368		Artisan Partners Asset Management, Inc	16,729
10	*	Ashford, Inc	1,188
16,122		Bank of New York Mellon Corp	648,749
2,417		BGC Partners, Inc (Class A)	22,841
1,861		BlackRock, Inc	680,828
200		Calamos Asset Management, Inc (Class A)	2,690
8,301		Capital One Financial Corp	654,285
400		Cash America International, Inc	9,320
1,294		CBOE Holdings, Inc	74,282
16,249		Charles Schwab Corp	494,620
4,647		CME Group, Inc	440,117
260		Cohen & Steers, Inc	10,647
265	*	Consumer Portfolio Services, Inc	1,852
1,548	*	Cowen Group, Inc	8,050
98	*	Credit Acceptance Corp	19,110
38		Diamond Hill Investment Group, Inc	6,080
6,755		Discover Financial Services	380,644
3,871	*	E*Trade Financial Corp	110,536
1,765		Eaton Vance Corp	73,495
345	*,e	Encore Capital Group, Inc	14,349
366	*	Enova International, Inc	7,207
444		Evercore Partners, Inc (Class A)	22,937
690	*,e	Ezcorp, Inc (Class A)	6,300
163	*	FBR & Co	3,767
1,318	e	Federated Investors, Inc (Class B)	44,667
690	e	Financial Engines, Inc	28,863
388	*	First Cash Financial Services, Inc	18,050
1,222	*	FNFV Group	17,230
5,754		Franklin Resources, Inc	295,295
310		Gain Capital Holdings, Inc	3,029
86		GAMCO Investors, Inc (Class A)	6,752
6,497		Goldman Sachs Group, Inc	1,221,241
418	*	Green Dot Corp	6,655
379		Greenhill & Co, Inc	15,027
440		HFF, Inc (Class A)	16,518
724		Interactive Brokers Group, Inc (Class A)	24,630
1,673		IntercontinentalExchange Group, Inc	390,261
153	*	INTL FCStone, Inc	4,549
6,271		Invesco Ltd	248,896
524	*	Investment Technology Group, Inc	15,882
1,500		iShares Russell 3000 Index Fund	185,775
2,141		Janus Capital Group, Inc	36,804
158	*	JG Wentworth Co	1,642
767	*	KCG Holdings, Inc	9,403
1,144	*	Ladenburg Thalmann Financial Services, Inc	4,416
1,836		Lazard Ltd (Class A)	96,555
1,574		Legg Mason, Inc	86,885
5,205		Leucadia National Corp	116,019
1,173		LPL Financial Holdings, Inc	51,448
175		Manning & Napier, Inc	2,277
506		MarketAxess Holdings, Inc	41,947
102		Marlin Business Services Corp	2,043
3,941		McGraw-Hill Financial, Inc	407,499
99		Moelis & Co	2,982
2,682		Moody’s Corp	278,392
22,241		Morgan Stanley	793,781
1,743		MSCI, Inc (Class A)	106,863
1,567		NASDAQ OMX Group, Inc	79,823
6,009		Navient Corp	122,163

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

279		Nelnet, Inc (Class A)	$13,202
341	*	NewStar Financial, Inc	4,000
120		Nicholas Financial, Inc	1,681
3,590		Northern Trust Corp	250,043
2,454		NorthStar Asset Management Group, Inc	57,276
116		Oppenheimer Holdings, Inc	2,721
717	*	PHH Corp	17,330
272	*	Pico Holdings, Inc	4,409
236	*	Piper Jaffray Cos	12,381
754	*,e	PRA Group, Inc	40,957
90		Pzena Investment Management, Inc (Class A)	825
1,939		Raymond James Financial, Inc	110,096
143	*	Regional Management Corp	2,111
150		Resource America, Inc (Class A)	1,365
219	*	Safeguard Scientifics, Inc	3,960
1,164		Santander Consumer USA Holdings, Inc	26,935
1,985		SEI Investments Co	87,519
6,344		SLM Corp	58,872
332	*,e	Springleaf Holdings, Inc	17,188
6,202		State Street Corp	456,033
878	*	Stifel Financial Corp	48,949
1,815	*	Synchrony Financial	55,085
3,817		T Rowe Price Group, Inc	309,101
3,896		TD Ameritrade Holding Corp	145,165
95		Virtus Investment Partners, Inc	12,423
2,015		Voya Financial, Inc	86,867
1,207		Waddell & Reed Financial, Inc (Class A)	59,795
743	*,e	Walter Investment Management Corp	11,999
61		Westwood Holdings Group, Inc	3,678
1,867		WisdomTree Investments, Inc	40,066
124	*,e	World Acceptance Corp	9,042

		TOTAL DIVERSIFIED FINANCIALS	12,097,292

ENERGY - 7.2%
1,818	*	Abraxas Petroleum Corp	5,909
30		Adams Resources & Energy, Inc	2,016
351		Alon USA Energy, Inc	5,816
1,963	*,e	Amyris Biotechnologies, Inc	4,711
7,243		Anadarko Petroleum Corp	599,793
685	*	Antero Resources Corp	24,194
5,439		Apache Corp	328,135
833	*,e	Approach Resources, Inc	5,489
242	e	Ardmore Shipping Corp	2,437
929		Atwood Oceanics, Inc	26,114
6,353		Baker Hughes, Inc	403,924
612	*	Basic Energy Services, Inc	4,241
901	*,e	Bill Barrett Corp	7,478
870	*	Bonanza Creek Energy, Inc	21,454
562		Bristow Group, Inc	30,601
800	*	C&J Energy Services Ltd	8,904
6,133		Cabot Oil & Gas Corp	181,108
4,418	e	California Resources Corp	33,621
1,042	*	Callon Petroleum Co	7,784
2,876	*	Cameron International Corp	129,765
343	e	CARBO Ceramics, Inc	10,465
610	*	Carrizo Oil & Gas, Inc	30,287
3,465	*	Cheniere Energy, Inc	268,191
7,553	e	Chesapeake Energy Corp	106,951
27,642		Chevron Corp	2,901,857
1,232		Cimarex Energy Co	141,791
90	*,e	Clayton Williams Energy, Inc	4,557
941	*,e	Clean Energy Fuels Corp	5,020
817	*	Cloud Peak Energy, Inc	4,755
5,120	*	Cobalt International Energy, Inc	48,179
870	e	Comstock Resources, Inc	3,106

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,649	*	Concho Resources, Inc	$191,152
17,793		ConocoPhillips	1,107,792
3,293		Consol Energy, Inc	91,842
368	*	Contango Oil & Gas Co	8,096
1,246	*	Continental Resources, Inc	54,413
212	e	CVR Energy, Inc	9,023
1,037		Delek US Holdings, Inc	41,221
5,212		Denbury Resources, Inc	37,995
5,778	*	Devon Energy Corp	348,471
889		DHT Holdings, Inc	6,205
904		Diamond Offshore Drilling, Inc	24,218
649	*	Diamondback Energy, Inc	49,869
98	*	Dorian LPG Ltd	1,277
1,131	*	Dresser-Rand Group, Inc	90,876
548	*	Dril-Quip, Inc	37,478
387	*,e	Eclipse Resources Corp	2,175
8,888	*,e	Emerald Oil, Inc	6,577
1,009		Energen Corp	66,594
7,909		EOG Resources, Inc	725,176
910	*,e	EP Energy Corp	9,537
2,146		EQT Corp	177,839
272	*	Era Group, Inc	5,668
468		Evolution Petroleum Corp	2,785
3,099	e	EXCO Resources, Inc	5,671
747		Exterran Holdings, Inc	25,077
62,420		Exxon Mobil Corp	5,305,700
3,313	*	FMC Technologies, Inc	122,614
691	*,e	FMSA Holdings, Inc	5,003
782	*	Forum Energy Technologies, Inc	15,327
467		Frank’s International NV	8,733
2,777	*,e	Frontline Ltd	6,221
2,423	*,e	FX Energy, Inc	3,029
690	e	GasLog Ltd	13,400
1,444	*	Gastar Exploration, Inc	3,783
310	*,e	Geospace Technologies Corp	5,118
1,340	*,e	Glori Energy, Inc	2,854
808	e	Golar LNG Ltd	26,890
569		Green Plains Renewable Energy, Inc	16,245
190		Gulf Island Fabrication, Inc	2,823
359	e	Gulfmark Offshore, Inc	4,681
1,251	*	Gulfport Energy Corp	57,433
4,307	*,e	Halcon Resources Corp	6,633
649		Hallador Petroleum Co	7,587
12,113		Halliburton Co	531,518
1,325	*,e	Harvest Natural Resources, Inc	592
1,588	*	Helix Energy Solutions Group, Inc	23,756
1,306	e	Helmerich & Payne, Inc	88,899
3,915		Hess Corp	265,711
2,837		Holly Corp	114,246
615	*	Hornbeck Offshore Services, Inc	11,568
1,960	*	ION Geophysical Corp	4,253
13	*	Isramco, Inc	1,635
150	*,e	Jones Energy, Inc (Class A)	1,347
2,420	*	Key Energy Services, Inc	4,404
19,700		Kinder Morgan, Inc	828,582
1,636	*	Kosmos Energy LLC	12,941
1,489	*,e	Laredo Petroleum Holdings, Inc	19,417
3,396	*,e	Magnum Hunter Resources Corp	9,067
9,699		Marathon Oil Corp	253,241
3,652		Marathon Petroleum Corp	373,928
1,143	*	Matador Resources Co	25,055
383	*	Matrix Service Co	6,725
4,521	*,e	McDermott International, Inc	17,361
716	*	Memorial Resource Development Corp	12,702
883	*,e	Miller Petroleum, Inc	552
120	*	Mitcham Industries, Inc	552

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,463		Murphy Oil Corp	$114,776
4,564		Nabors Industries Ltd	62,299
6,135		National Oilwell Varco, Inc	306,689
180	*	Natural Gas Services Group, Inc	3,460
764		Navios Maritime Acq Corp	2,705
2,360	*	Newfield Exploration Co	82,812
1,616	*	Newpark Resources, Inc	14,722
5,545		Noble Energy, Inc	271,151
430	e	Nordic American Offshore Ltd	3,939
1,193		Nordic American Tanker Shipping	14,209
1,478	e	North Atlantic Drilling Ltd	1,715
911	*,e	Northern Oil And Gas, Inc	7,024
2,329	*,e	Oasis Petroleum, Inc	33,118
11,371		Occidental Petroleum Corp	830,083
1,449		Oceaneering International, Inc	78,145
724	*	Oil States International, Inc	28,793
2,933		Oneok, Inc	141,488
627	*,e	Pacific Ethanol, Inc	6,765
355		Panhandle Oil and Gas, Inc (Class A)	7,025
2,539	*	Parker Drilling Co	8,861
671	*	Parsley Energy, Inc	10,723
1,923		Patterson-UTI Energy, Inc	36,104
1,166		PBF Energy, Inc	39,551
540	*	PDC Energy, Inc	29,182
4,087	e	Peabody Energy Corp	20,108
998	*,e	Penn Virginia Corp	6,467
1,754	*	Petroquest Energy, Inc	4,034
149	*	PHI, Inc	4,482
8,223		Phillips 66	646,328
1,182	*	Pioneer Energy Services Corp	6,406
2,074		Pioneer Natural Resources Co	339,120
1,436	*	Profire Energy, Inc	1,939
2,504		Questar Market Resources, Inc	52,208
2,345	e	Range Resources Corp	122,034
901	*	Renewable Energy Group, Inc	8,307
727	*,e	Rex Energy Corp	2,704
92	*	Rex Stores Corp	5,595
739	*,e	Rice Energy, Inc	16,081
159	*	RigNet, Inc	4,546
707	*,e	Ring Energy, Inc	7,508
1,024	*	Rosetta Resources, Inc	17,428
1,813		Rowan Cos plc	32,108
849		RPC, Inc	10,876
312	*	RSP Permian, Inc	7,859
1,246	*,e	Sanchez Energy Corp	16,210
7,671	*,e	SandRidge Energy, Inc	13,654
18,856		Schlumberger Ltd	1,573,345
2,658	e	Scorpio Tankers, Inc	25,038
346	*	SEACOR Holdings, Inc	24,106
5,319	e	Seadrill Ltd	49,733
633		SemGroup Corp	51,488
774	*	Seventy Seven Energy, Inc	3,212
1,032	e	Ship Finance International Ltd	15,274
5,474	*	Southwestern Energy Co	126,942
9,730		Spectra Energy Corp	351,934
1,025		St. Mary Land & Exploration Co	52,972
864	*	Stone Energy Corp	12,684
2,173		Superior Energy Services	48,545
652	*,e	Swift Energy Co	1,408
1,246	*	Synergy Resources Corp	14,765
530		Targa Resources Investments, Inc	50,769
693		Teekay Corp	32,273
2,206	e	Teekay Tankers Ltd (Class A)	12,662
465		Tesco Corp	5,287
1,827		Tesoro Corp	166,787

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,747	*	Tetra Technologies, Inc	$10,796
645	e	Tidewater, Inc	12,345
304	*	TransAtlantic Petroleum Ltd	1,623
1,272	*,e	Triangle Petroleum Corp	6,398
2,216	*,e	Ultra Petroleum Corp	34,636
665	*	Unit Corp	18,607
822	e	US Silica Holdings Inc	29,271
1,262	*	Vaalco Energy, Inc	3,092
7,655		Valero Energy Corp	487,011
5,788	*,e	Vantage Drilling Co	1,896
1,305	*,e	Vertex Energy, Inc	4,829
923	e	W&T Offshore, Inc	4,717
1,981	*	Warren Resources, Inc	1,763
833		Western Refining, Inc	41,142
295	*	Westmoreland Coal Co	7,894
2,403	*	Whiting Petroleum Corp	74,253
10,692		Williams Cos, Inc	540,908
997		World Fuel Services Corp	57,308
3,165	*	WPX Energy, Inc	34,593

		TOTAL ENERGY	24,181,453

FOOD & STAPLES RETAILING - 2.2%
418		Andersons, Inc	17,293
546		Casey’s General Stores, Inc	49,195
300	*	Chefs’ Warehouse Holdings, Inc	6,729
6,401		Costco Wholesale Corp	969,719
17,009		CVS Corp	1,755,499
215	*	Diplomat Pharmacy, Inc	7,435
1,496	*,e	Fairway Group Holdings Corp	10,128
638	*,e	Fresh Market, Inc	25,928
100		Ingles Markets, Inc (Class A)	4,948
7,412		Kroger Co	568,204
423		Liberator Medical Holdings, Inc	1,481
95	*	Natural Grocers by Vitamin C	2,623
278		Pricesmart, Inc	23,624
13,929	*	Rite Aid Corp	121,043
371	*,e	Roundy’s, Inc	1,814
506		Spartan Stores, Inc	15,969
1,419	*	Sprouts Farmers Market, Inc	49,991
2,809	*	Supervalu, Inc	32,669
8,467		Sysco Corp	319,460
759	*	United Natural Foods, Inc	58,473
77		Village Super Market (Class A)	2,421
13,854		Walgreens Boots Alliance, Inc	1,173,157
22,933		Wal-Mart Stores, Inc	1,886,239
148		Weis Markets, Inc	7,364
5,285		Whole Foods Market, Inc	275,243

		TOTAL FOOD & STAPLES RETAILING	7,386,649

FOOD, BEVERAGE & TOBACCO - 4.5%
398	*,e	22nd Century Group, Inc	342
100		Alico, Inc	5,126
28,890		Altria Group, Inc	1,445,078
9,479		Archer Daniels Midland Co	449,305
743		B&G Foods, Inc (Class A)	21,867
130	*,e	Boston Beer Co, Inc (Class A)	34,762
817	*	Boulder Brands, Inc	7,786
2,211		Brown-Forman Corp (Class B)	199,764
2,123		Bunge Ltd	174,850
271		Calavo Growers, Inc	13,935
560	e	Cal-Maine Foods, Inc	21,874
2,561	e	Campbell Soup Co	119,215
62		Coca-Cola Bottling Co Consolidated	7,010

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

57,736		Coca-Cola Co	$2,341,195
3,555		Coca-Cola Enterprises, Inc	157,131
6,023		ConAgra Foods, Inc	220,020
2,282	*	Constellation Brands, Inc (Class A)	265,191
2,248	*	Darling International, Inc	31,494
1,254		Dean Foods Co	20,729
262	*	Diamond Foods, Inc	8,533
2,894		Dr Pepper Snapple Group, Inc	227,121
200	*	Farmer Bros Co	4,950
2,611		Flowers Foods, Inc	59,374
559	e	Fresh Del Monte Produce, Inc	21,751
8,973		General Mills, Inc	507,872
1,478	*	Hain Celestial Group, Inc	94,666
2,140		Hershey Co	215,947
1,917		Hormel Foods Corp	108,981
1,101		Ingredion, Inc	85,680
170	*	Inventure Foods, Inc	1,902
209		J&J Snack Foods Corp	22,300
1,465		J.M. Smucker Co	169,544
100		John B. Sanfilippo & Son, Inc	4,310
3,771		Kellogg Co	248,697
2,084		Keurig Green Mountain, Inc	232,845
8,589		Kraft Foods Group, Inc	748,231
259		Lancaster Colony Corp	24,649
689		Lance, Inc	22,020
359	*	Landec Corp	5,008
244		Lifeway Foods, Inc	5,219
150	e	Limoneira Co	3,270
5,275		Lorillard, Inc	344,721
1,877		McCormick & Co, Inc	144,735
2,859		Mead Johnson Nutrition Co	287,415
1,922		Molson Coors Brewing Co (Class B)	143,093
24,549		Mondelez International, Inc	885,973
2,081	*	Monster Beverage Corp	288,000
129	*	National Beverage Corp	3,149
245	*	Omega Protein Corp	3,354
22,024		PepsiCo, Inc	2,105,935
22,836		Philip Morris International, Inc	1,720,236
849	e	Pilgrim’s Pride Corp	19,179
918		Pinnacle Foods, Inc	37,464
752	*,e	Post Holdings, Inc	35,224
4,366		Reynolds American, Inc	300,861
320	e	Sanderson Farms, Inc	25,488
4	*	Seaboard Corp	16,528
134	*	Seneca Foods Corp	3,995
215	*,e	Synutra International, Inc	1,376
349	e	Tootsie Roll Industries, Inc	11,844
590	*	TreeHouse Foods, Inc	50,162
4,135		Tyson Foods, Inc (Class A)	158,371
419	e	Universal Corp	19,760
1,130	e	Vector Group Ltd	24,826
2,520	*	WhiteWave Foods Co (Class A)	111,737

		TOTAL FOOD, BEVERAGE & TOBACCO	15,102,970

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
301	e	Abaxis, Inc	19,297
21,834		Abbott Laboratories	1,011,569
536	*	Abiomed, Inc	38,367
630	*	Acadia Healthcare Co, Inc	45,108
1,030	*,e	Accuray, Inc	9,579
385		Aceto Corp	8,470
85	*	Addus HomeCare Corp	1,957
157	*,e	Adeptus Health, Inc	7,885
5,204		Aetna, Inc	554,382

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

601	*	Air Methods Corp	$28,001
1,095	*	Align Technology, Inc	58,895
67	*	Alliance HealthCare Services, Inc	1,486
2,366	*	Allscripts Healthcare Solutions, Inc	28,297
72	*	Almost Family, Inc	3,219
341	*	Amedisys, Inc	9,132
3,234		AmerisourceBergen Corp	367,609
602	*	AMN Healthcare Services, Inc	13,888
593	*	Amsurg Corp	36,481
150		Analogic Corp	13,635
275	*	Angiodynamics, Inc	4,892
188	*	Anika Therapeutics, Inc	7,740
2,094	*,e	Antares Pharma, Inc	5,675
4,077		Anthem, Inc	629,530
581	*,e	athenahealth, Inc	69,366
368	*	AtriCure, Inc	7,540
29		Atrion Corp	10,020
1,091		Bard (C.R.), Inc	182,579
7,901		Baxter International, Inc	541,218
3,024		Becton Dickinson & Co	434,216
412	*,e	Bio-Reference Labs, Inc	14,519
918	*,e	BioScrip, Inc	4,067
354	*	BioTelemetry, Inc	3,133
19,149	*	Boston Scientific Corp	339,895
2,398	*	Brookdale Senior Living, Inc	90,548
484		Cantel Medical Corp	22,990
442	*	Capital Senior Living Corp	11,465
4,929		Cardinal Health, Inc	444,941
371	*	Cardiovascular Systems, Inc	14,484
174	*,e	Castlight Health, Inc	1,350
3,097	*	Catamaran Corp	184,395
1,650	*	Centene Corp	116,638
4,296	*	Cerner Corp	314,725
973	*,e	Cerus Corp	4,057
289	e	Chemed Corp	34,507
3,910		Cigna Corp	506,110
1,664	*	Community Health Systems, Inc	86,994
168		Computer Programs & Systems, Inc	9,116
397		Conmed Corp	20,044
730		Cooper Cos, Inc	136,817
180	*	Corvel Corp	6,194
296	*	Cross Country Healthcare, Inc	3,511
377		CryoLife, Inc	3,909
360	*	Cyberonics, Inc	23,371
319	*	Cynosure, Inc (Class A)	9,784
2,552	*	DaVita, Inc	207,427
2,151		Dentsply International, Inc	109,464
120	*,e	Derma Sciences, Inc	1,016
1,102	*	DexCom, Inc	68,699
1,494	*	Edwards Lifesciences Corp	212,835
859	*,e	Endologix, Inc	14,663
367		Ensign Group, Inc	17,198
1,236	*	Envision Healthcare Holdings, Inc	47,401
131	*	Exactech, Inc	3,357
465	*	ExamWorks Group, Inc	19,353
10,654	*	Express Scripts Holding Co	924,448
374	*	Five Star Quality Care, Inc	1,661
246	*	Genesis Health Care, Inc	1,751
665	*	GenMark Diagnostics, Inc	8,632
1,078	*	Globus Medical, Inc	27,209
334	*	Greatbatch, Inc	19,322
720	*	Haemonetics Corp	32,342
786	*,e	Halyard Health, Inc	38,671
472	*	Hanger Orthopedic Group, Inc	10,710
4,666	*	HCA Holdings, Inc	351,023

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,147	*	Health Net, Inc	$69,382
215	*	HealthEquity, Inc	5,373
1,351		Healthsouth Corp	59,930
284	*	HealthStream, Inc	7,157
402	*,e	Healthways, Inc	7,919
241	*,e	HeartWare International, Inc	21,153
1,326	*	Henry Schein, Inc	185,136
836		Hill-Rom Holdings, Inc	40,964
1,170	*	HMS Holdings Corp	18,076
3,307	*	Hologic, Inc	109,214
2,213		Humana, Inc	393,958
239	*	ICU Medical, Inc	22,260
752	*	Idexx Laboratories, Inc	116,169
1,034	*	IMS Health Holdings, Inc	27,990
69	*	Inogen Inc	2,207
893	*	Insulet Corp	29,782
335	*	Integra LifeSciences Holdings Corp	20,653
515	*	Intuitive Surgical, Inc	260,090
316		Invacare Corp	6,134
1,108	*	Inverness Medical Innovations, Inc	54,181
220	*	IPC The Hospitalist Co, Inc	10,261
118	*	K2M Group Holdings, Inc	2,602
1,162		Kindred Healthcare, Inc	27,644
1,463	*	Laboratory Corp of America Holdings	184,470
128		Landauer, Inc	4,498
223	*	LDR Holding Corp	8,171
267	*	LHC Group, Inc	8,819
658	*	LifePoint Hospitals, Inc	48,330
405	*	Magellan Health Services, Inc	28,682
611	*	Masimo Corp	20,151
3,323		McKesson Corp	751,663
746	*	MedAssets, Inc	14,040
698	*	Medidata Solutions, Inc	34,230
20,641		Medtronic plc	1,609,792
1,254	*	Merge Healthcare, Inc	5,605
557		Meridian Bioscience, Inc	10,628
538	*	Merit Medical Systems, Inc	10,356
484	*	Molina Healthcare, Inc	32,568
138		National Healthcare Corp	8,792
133		National Research Corp	1,915
431	*	Natus Medical, Inc	17,012
594	*	Neogen Corp	27,758
116	*	Nevro Corp	5,560
625	*	NuVasive, Inc	28,744
824	*	NxStage Medical, Inc	14,255
1,432		Omnicare, Inc	110,350
543	*	Omnicell, Inc	19,059
749	*	OraSure Technologies, Inc	4,898
239	*	Orthofix International NV	8,578
1,257		Owens & Minor, Inc	42,537
174	*,e	Oxford Immunotec Global plc	2,450
1,289		Patterson Cos, Inc	62,890
1,412	*	Pediatrix Medical Group, Inc	102,384
373	*	PharMerica Corp	10,515
164	*,e	PhotoMedex, Inc	330
561	*	Premier, Inc	21,082
155	*	Providence Service Corp	8,234
668		Quality Systems, Inc	10,675
2,146		Quest Diagnostics, Inc	164,920
382	*	Quidel Corp	10,306
415	*	RadNet, Inc	3,486
2,040	e	Resmed, Inc	146,431
629	*,e	Rockwell Medical Technologies, Inc	6,875
1,003	*,e	Roka Bioscience, Inc	3,210
611	*	RTI Biologics, Inc	3,018

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,073		Select Medical Holdings Corp	$15,913
289	*	Sientra, Inc	5,546
946	*	Sirona Dental Systems, Inc	85,131
526	*,e	Spectranetics Corp	18,284
4,067		St. Jude Medical, Inc	265,982
515	*,e	Staar Surgical Co	3,826
793		STERIS Corp	55,724
4,858		Stryker Corp	448,150
169	*	Surgical Care Affiliates, Inc	5,802
332	*	SurModics, Inc	8,642
125	*	Symmetry Surgical, Inc	916
112	*	Tandem Diabetes Care, Inc	1,413
929	*	Team Health Holdings, Inc	54,356
578		Teleflex, Inc	69,840
1,416	*	Tenet Healthcare Corp	70,106
748	*	Thoratec Corp	31,334
773	*	Tornier BV	20,268
385	*,e	TransEnterix, Inc	1,128
334	*	Triple-S Management Corp (Class B)	6,640
100	*,e	TriVascular Technologies, Inc	1,049
1,379	*,e	Unilife Corp	5,530
14,255		UnitedHealth Group, Inc	1,686,224
567		Universal American Corp	6,056
1,252		Universal Health Services, Inc (Class B)	147,373
164		US Physical Therapy, Inc	7,790
40		Utah Medical Products, Inc	2,394
1,634	*	Varian Medical Systems, Inc	153,743
200	*	Vascular Solutions, Inc	6,064
1,290	*	VCA Antech, Inc	70,718
508	*,e	Veeva Systems, Inc	12,969
87	*,e	Veracyte, Inc	633
275	*	Vocera Communications, Inc	2,728
705	*	WellCare Health Plans, Inc	64,479
1,077		West Pharmaceutical Services, Inc	64,846
750	*	Wright Medical Group, Inc	19,350
390	*,e	Zeltiq Aesthetics, Inc	12,024
2,447		Zimmer Holdings, Inc	287,571

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	17,511,823

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
5,788	e	Avon Products, Inc	46,246
580	*	Central Garden and Pet Co (Class A)	6,160
1,951		Church & Dwight Co, Inc	166,655
1,921		Clorox Co	212,059
13,310		Colgate-Palmolive Co	922,915
1,117		Coty, Inc	27,110
280	*,e	Elizabeth Arden, Inc	4,368
922		Energizer Holdings, Inc	127,282
3,268		Estee Lauder Cos (Class A)	271,767
204	e	Female Health Co	577
1,140	*,e	Herbalife Ltd	48,746
1,236	*	HRG Group, Inc	15,425
223		Inter Parfums, Inc	7,274
5,518		Kimberly-Clark Corp	591,033
152	*	Medifast, Inc	4,556
140		Nature’s Sunshine Products, Inc	1,837
873	e	Nu Skin Enterprises, Inc (Class A)	52,563
127	*	Nutraceutical International Corp	2,502
63		Oil-Dri Corp of America	2,120
108		Orchids Paper Products Co	2,912
39,372		Procter & Gamble Co	3,226,142
302	*	Revlon, Inc (Class A)	12,442
334		Spectrum Brands, Inc	29,913
92	*,e	USANA Health Sciences, Inc	10,223
208		WD-40 Co	18,416

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	5,811,243

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 4.1%
4,902		ACE Ltd	$546,524
6,628		Aflac, Inc	424,258
231	*	Alleghany Corp	112,497
1,487		Allied World Assurance Co Holdings Ltd	60,075
6,189		Allstate Corp	440,471
587	*	AMBAC Financial Group, Inc	14,205
836		American Equity Investment Life Holding Co	24,353
972		American Financial Group, Inc	62,354
19,847		American International Group, Inc	1,087,417
130		American National Insurance Co	12,791
202		Amerisafe, Inc	9,342
523	e	Amtrust Financial Services, Inc	29,803
4,166		Aon plc	400,436
1,907	*	Arch Capital Group Ltd	117,471
386		Argo Group International Holdings Ltd	19,358
2,447		Arthur J. Gallagher & Co	114,397
878		Aspen Insurance Holdings Ltd	41,468
961		Assurant, Inc	59,015
2,410		Assured Guaranty Ltd	63,600
154	*	Atlas Financial Holdings, Inc	2,721
1,577		Axis Capital Holdings Ltd	81,342
125		Baldwin & Lyons, Inc (Class B)	2,932
26,623	*	Berkshire Hathaway, Inc (Class B)	3,842,232
1,753		Brown & Brown, Inc	58,042
3,555		Chubb Corp	359,411
2,559		Cincinnati Financial Corp	136,344
590	*,e	Citizens, Inc (Class A)	3,634
303		CNA Financial Corp	12,553
2,903		Conseco, Inc	49,990
375		Crawford & Co (Class B)	3,240
143		Donegal Group, Inc (Class A)	2,248
60		EMC Insurance Group, Inc	2,028
421		Employers Holdings, Inc	11,363
666	e	Endurance Specialty Holdings Ltd	40,719
148	*	Enstar Group Ltd	20,995
458		Erie Indemnity Co (Class A)	39,965
708		Everest Re Group Ltd	123,192
130		FBL Financial Group, Inc (Class A)	8,061
152		Federated National Holding Co	4,651
1,423		First American Financial Corp	50,773
3,879		FNF Group	142,592
7,337	*	Genworth Financial, Inc (Class A)	53,633
327	*	Greenlight Capital Re Ltd (Class A)	10,399
136	*	Hallmark Financial Services	1,442
539		Hanover Insurance Group, Inc	39,121
6,198		Hartford Financial Services Group, Inc	259,200
1,340		HCC Insurance Holdings, Inc	75,938
121		HCI Group, Inc	5,550
467		Horace Mann Educators Corp	15,971
935		Independence Holding Co	12,707
154		Infinity Property & Casualty Corp	12,636
51		Kansas City Life Insurance Co	2,342
614		Kemper Corp	23,921
3,512		Lincoln National Corp	201,800
4,751		Loews Corp	193,983
553		Maiden Holdings Ltd	8,201
207	*	Markel Corp	159,175
8,072		Marsh & McLennan Cos, Inc	452,758
1,899	*	MBIA, Inc	17,661
694		Meadowbrook Insurance Group, Inc	5,899
611		Mercury General Corp	35,285
13,572		Metlife, Inc	686,065
525		Montpelier Re Holdings Ltd	20,181
415		National General Holdings Corp	7,761

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

95		National Interstate Corp	$2,668
92		National Western Life Insurance Co (Class A)	23,396
149	*	Navigators Group, Inc	11,598
3,288		Old Republic International Corp	49,123
313		OneBeacon Insurance Group Ltd (Class A)	4,761
733		PartnerRe Ltd	83,804
83	*	Phoenix Cos, Inc	4,149
1,068		Primerica, Inc	54,361
4,349		Principal Financial Group	223,408
1,060		ProAssurance Corp	48,665
8,761		Progressive Corp	238,299
6,653		Prudential Financial, Inc	534,302
1,117		Reinsurance Group of America, Inc (Class A)	104,093
692		RenaissanceRe Holdings Ltd	69,013
786		RLI Corp	41,194
174		Safety Insurance Group, Inc	10,397
656		Selective Insurance Group, Inc	19,057
587		Stancorp Financial Group, Inc	40,268
200		State Auto Financial Corp	4,858
288		Stewart Information Services Corp	11,704
1,030		Symetra Financial Corp	24,164
598	*	Third Point Reinsurance Ltd	8,462
2,148		Torchmark Corp	117,968
4,762		Travelers Cos, Inc	514,915
110	*	United America Indemnity Ltd	3,052
234		United Fire & Casualty Co	7,434
144		United Insurance Holdings Corp	3,240
384		Universal Insurance Holdings, Inc	9,827
3,453		UnumProvident Corp	116,470
1,218		Validus Holdings Ltd	51,278
1,346		W.R. Berkley Corp	67,986
102		White Mountains Insurance Group Ltd	69,821
3,854		XL Capital Ltd	141,827

		TOTAL INSURANCE	13,656,054

MATERIALS - 3.6%
412		A. Schulman, Inc	19,858
78	*	AEP Industries, Inc	4,293
3,078		Air Products & Chemicals, Inc	465,640
1,095		Airgas, Inc	116,190
3,026	*,e	AK Steel Holding Corp	13,526
1,557		Albemarle Corp	82,272
16,751		Alcoa, Inc	216,423
1,456		Allegheny Technologies, Inc	43,695
350		American Vanguard Corp	3,717
79		Ampco-Pittsburgh Corp	1,379
1,019		Aptargroup, Inc	64,727
1,097		Ashland, Inc	139,659
1,450		Avery Dennison Corp	76,719
787	*	Axalta Coating Systems Ltd	21,737
1,085		Axiall Corp	50,930
437		Balchem Corp	24,201
1,993		Ball Corp	140,785
1,495		Bemis Co, Inc	69,233
1,377	*	Berry Plastics Group, Inc	49,834
511	*	Boise Cascade Co	19,142
300		Brush Engineered Materials, Inc	11,529
989		Cabot Corp	44,505
730		Calgon Carbon Corp	15,381
806		Carpenter Technology Corp	31,337
866	*,e	Castle (A.M.) & Co	3,161
2,200		Celanese Corp (Series A)	122,892
742	*	Century Aluminum Co	10,240
708		CF Industries Holdings, Inc	200,845

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

90		Chase Corp	$3,936
1,559	*	Chemtura	42,545
372	*	Clearwater Paper Corp	24,292
1,010	e	Cliffs Natural Resources, Inc	4,858
2,077	*	Coeur d’Alene Mines Corp	9,783
1,538		Commercial Metals Co	24,900
452		Compass Minerals International, Inc	42,131
1,975	*	Crown Holdings, Inc	106,689
962		Cytec Industries, Inc	51,986
127		Deltic Timber Corp	8,414
1,029		Domtar Corp	47,560
17,437		Dow Chemical Co	836,627
13,219		Du Pont (E.I.) de Nemours & Co	944,762
671		Eagle Materials, Inc	56,069
2,151		Eastman Chemical Co	148,978
3,881		Ecolab, Inc	443,909
962	*	Ferro Corp	12,073
835	*,e	Flotek Industries, Inc	12,308
1,884		FMC Corp	107,859
14,684		Freeport-McMoRan Copper & Gold, Inc (Class B)	278,262
235		FutureFuel Corp	2,413
553		Glatfelter	15,224
856		Globe Specialty Metals, Inc	16,196
1,463	*,e	Gold Resource Corp	4,667
4,682		Graphic Packaging Holding Co	68,076
417		Greif, Inc (Class A)	16,376
672		H.B. Fuller Co	28,809
142		Hawkins, Inc	5,395
166		Haynes International, Inc	7,405
1,533	*	Headwaters, Inc	28,115
6,348	e	Hecla Mining Co	18,917
716	*,e	Horsehead Holding Corp	9,065
2,705		Huntsman Corp	59,970
294		Innophos Holdings, Inc	16,570
327		Innospec, Inc	15,170
1,133		International Flavors & Fragrances, Inc	133,014
6,115		International Paper Co	339,321
748	*,e	Intrepid Potash, Inc	8,639
245		Kaiser Aluminum Corp	18,838
1,315		Kapstone Paper and Packaging Corp	43,185
75		KMG Chemicals, Inc	2,005
239		Koppers Holdings, Inc	4,704
396	*	Kraton Polymers LLC	8,003
274		Kronos Worldwide, Inc	3,466
2,147	*	Louisiana-Pacific Corp	35,447
229	*	LSB Industries, Inc	9,465
6,065		LyondellBasell Industries AF S.C.A	532,507
1,429	*,e	Marrone Bio Innovations, Inc	5,530
866		Martin Marietta Materials, Inc	121,067
2,307		MeadWestvaco Corp	115,050
492		Minerals Technologies, Inc	35,965
6,981		Monsanto Co	785,642
4,716		Mosaic Co	217,219
371		Myers Industries, Inc	6,504
208		Neenah Paper, Inc	13,008
129		NewMarket Corp	61,636
7,364		Newmont Mining Corp	159,872
707		Noranda Aluminium Holding Corp	2,100
4,629		Nucor Corp	220,016
1,054	e	Olin Corp	33,770
170		Olympic Steel, Inc	2,288
431		OM Group, Inc	12,943
1,204	*	Omnova Solutions, Inc	10,270
2,590	*	Owens-Illinois, Inc	60,399
1,392		Packaging Corp of America	108,840

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,204	*	Platform Specialty Products Corp	$30,895
1,369		PolyOne Corp	51,132
1,998		PPG Industries, Inc	450,629
4,228		Praxair, Inc	510,489
166		Quaker Chemical Corp	14,216
593	e	Rayonier Advanced Materials, Inc	8,836
1,164		Reliance Steel & Aluminum Co	71,097
5,516	*	Rentech, Inc	6,178
875	*	Resolute Forest Products	15,094
2,040		Rock-Tenn Co (Class A)	131,580
968		Royal Gold, Inc	61,090
1,857		RPM International, Inc	89,117
412	*	RTI International Metals, Inc	14,795
337	*,e	Ryerson Holding Corp	2,147
486		Schnitzer Steel Industries, Inc (Class A)	7,708
409		Schweitzer-Mauduit International, Inc	18,863
601		Scotts Miracle-Gro Co (Class A)	40,369
2,998		Sealed Air Corp	136,589
570	*,e	Senomyx, Inc	2,514
694		Sensient Technologies Corp	47,803
1,288		Sherwin-Williams Co	366,436
1,734		Sigma-Aldrich Corp	239,725
698		Silgan Holdings, Inc	40,575
1,506		Sonoco Products Co	68,463
2,091	e	Southern Copper Corp (NY)	61,015
3,403		Steel Dynamics, Inc	68,400
258		Stepan Co	10,748
1,919	*	Stillwater Mining Co	24,793
936		SunCoke Energy, Inc	13,984
1,355		Tahoe Resources, Inc	14,851
542		TimkenSteel Corp	14,347
254	*	Trecora Resources	3,099
333		Tredegar Corp	6,697
283	*	Trinseo S.A.	5,603
929		Tronox Ltd	18,887
70	*	UFP Technologies, Inc	1,595
30		United States Lime & Minerals, Inc	1,935
2,110	e	United States Steel Corp	51,484
72	*	Universal Stainless & Alloy	1,888
179	*	US Concrete, Inc	6,065
1,192		Valspar Corp	100,164
1,817		Vulcan Materials Co	153,173
624		Wausau Paper Corp	5,947
546		Westlake Chemical Corp	39,279
100	*	WHX Corp	4,106
708	*	Worthington Industries, Inc	18,840
1,091	*	WR Grace & Co	107,867
260		Zep, Inc	4,428

		TOTAL MATERIALS	11,860,407

MEDIA - 3.5%
252		AH Belo Corp (Class A)	2,074
171		AMC Entertainment Holdings, Inc	6,069
790	*	AMC Networks, Inc	60,546
2,816	e	Cablevision Systems Corp (Class A)	51,533
409	*	Carmike Cinemas, Inc	13,742
7,397		CBS Corp (Class B)	448,480
3,129	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	8,323
1,135	*	Charter Communications, Inc	219,180
952	*	Cinedigm Corp	1,542
1,629		Cinemark Holdings, Inc	73,419
566		Clear Channel Outdoor Holdings, Inc (Class A)	5,728
37,585		Comcast Corp (Class A)	2,122,425
465	*	Crown Media Holdings, Inc (Class A)	1,860

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,076	*	Cumulus Media, Inc (Class A)	$7,598
45	*,e	Daily Journal Corp	8,244
219	*,e	Dex Media, Inc	918
6,702	*	DIRECTV	570,340
3,462	*	Discovery Communications, Inc (Class A)	106,491
3,328	*	Discovery Communications, Inc (Class C)	98,093
3,045	*	DISH Network Corp (Class A)	213,333
1,127	*,e	DreamWorks Animation SKG, Inc (Class A)	27,273
285	*	Entercom Communications Corp (Class A)	3,463
776		Entravision Communications Corp (Class A)	4,912
219	*	Eros International plc	3,826
414	*	EW Scripps Co (Class A)	11,774
3,145		Gannett Co, Inc	116,617
512	*,e	Global Eagle Entertainment, Inc	6,815
966	*	Gray Television, Inc	13,350
700		Harte-Hanks, Inc	5,460
6,163		Interpublic Group of Cos, Inc	136,325
670		John Wiley & Sons, Inc (Class A)	40,964
601	*	Journal Communications, Inc (Class A)	8,907
719	*,e	Lee Enterprises, Inc	2,279
329	*	Liberty Broadband Corp (Class A)	18,582
1,082	*	Liberty Broadband Corp (Class C)	61,241
1,318	*	Liberty Media Corp	50,809
2,846	*	Liberty Media Corp (Class C)	108,717
1,198		Lions Gate Entertainment Corp	40,636
2,089	*	Live Nation, Inc	52,705
175	*	Loral Space & Communications, Inc	11,977
895	*	Madison Square Garden, Inc	75,762
239	*	Martha Stewart Living Omnimedia, Inc (Class A)	1,553
1,856	*	McClatchy Co (Class A)	3,415
554		MDC Partners, Inc	15,706
1,283	*	Media General, Inc	21,157
465		Meredith Corp	25,933
279		Morningstar, Inc	20,900
760		National CineMedia, Inc	11,476
683		New Media Investment Group, Inc	16,344
1,789		New York Times Co (Class A)	24,617
7,014	*	News Corp	112,294
512		Nexstar Broadcasting Group, Inc (Class A)	29,297
3,778		Omnicom Group, Inc	294,608
3,113	*,e	Radio One, Inc	9,588
120	*	ReachLocal, Inc	349
444	*	Reading International, Inc	5,972
1,106	e	Regal Entertainment Group (Class A)	25,261
114	*	Rentrak Corp	6,334
51		Saga Communications, Inc	2,271
130		Salem Communications	801
365		Scholastic Corp	14,943
1,540		Scripps Networks Interactive (Class A)	105,582
1,237	*,e	SFX Entertainment, Inc	5,059
899	e	Sinclair Broadcast Group, Inc (Class A)	28,238
37,275	*	Sirius XM Holdings, Inc	142,390
300	*	Sizmek, Inc	2,178
1,255	*	Starz-Liberty Capital	43,184
5,082		Thomson Corp	206,126
4,017		Time Warner Cable, Inc	602,068
12,029		Time Warner, Inc	1,015,729
1,479		Time, Inc	33,189
27,596		Twenty-First Century Fox, Inc	933,849
5,909		Viacom, Inc (Class B)	403,585
25,153		Walt Disney Co	2,638,298
583	e	World Wrestling Entertainment, Inc (Class A)	8,168

		TOTAL MEDIA	11,632,794

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
23,088		AbbVie, Inc	$1,351,572
1,057	*,e	Acadia Pharmaceuticals, Inc	34,448
305	*,e	Accelerate Diagnostics, Inc	6,862
221	*,e	Acceleron Pharma, Inc	8,411
332	*,e	AcelRx Pharmaceuticals, Inc	1,281
93	*	Achaogen, Inc	908
1,630	*,e	Achillion Pharmaceuticals, Inc	16,072
533	*	Acorda Therapeutics, Inc	17,738
5,280	*	Actavis plc	1,571,434
266	*,e	Actinium Pharmaceuticals, Inc	657
373	*,e	Aegerion Pharmaceuticals, Inc	9,761
141	*	Aerie Pharmaceuticals, Inc	4,419
970	*,e	Affymetrix, Inc	12,183
834	*,e	Agenus, Inc	4,278
4,701		Agilent Technologies, Inc	195,327
215	*	Agios Pharmaceuticals, Inc	20,274
105	*,e	Akebia Therapeutics, Inc	1,167
902	*	Akorn, Inc	42,854
309	*,e	Albany Molecular Research, Inc	5,438
107	*	Alder Biopharmaceuticals, Inc	3,088
2,875	*	Alexion Pharmaceuticals, Inc	498,237
352	*,e	Alimera Sciences, Inc	1,763
2,066	*	Alkermes plc	125,964
1,018	*	Alnylam Pharmaceuticals, Inc	106,300
348	*	AMAG Pharmaceuticals, Inc	19,022
11,001		Amgen, Inc	1,758,510
549	*,e	Ampio Pharmaceuticals, Inc	4,134
442	*	Anacor Pharmaceuticals, Inc	25,570
92	*,e	ANI Pharmaceuticals, Inc	5,755
65	*	Applied Genetic Technologies Corp	1,299
328	*	Aratana Therapeutics, Inc	5,251
3,077	*,e	Arena Pharmaceuticals, Inc	13,446
2,277	*,e	Ariad Pharmaceuticals, Inc	18,762
2,652	*,e	Array Biopharma, Inc	19,545
1,397	*,e	Arrowhead Research Corp	9,451
280	*	Atara Biotherapeutics, Inc	11,640
208	*	Auspex Pharmaceuticals Inc	20,856
99	*	Avalanche Biotechnologies, Inc	4,011
915	*,e	BioCryst Pharmaceuticals, Inc	8,262
561	*,e	BioDelivery Sciences International, Inc	5,890
3,446	*	Biogen Idec, Inc	1,455,039
2,242	*	BioMarin Pharmaceuticals, Inc	279,398
984	*,e	Bio-Path Holdings, Inc	1,771
291	*	Bio-Rad Laboratories, Inc (Class A)	39,337
49	*	Biospecifics Technologies Corp	1,918
590		Bio-Techne Corp	59,171
252	*,e	BioTime, Inc	1,252
384	*	Bluebird Bio, Inc	46,376
24,098		Bristol-Myers Squibb Co	1,554,321
1,477	*	Bruker BioSciences Corp	27,280
186	*,e	Calithera Biosciences, Inc	3,054
396	*	Cambrex Corp	15,693
72	*	Cara Therapeutics Inc	724
647	*	Catalent, Inc	20,154
11,630	*	Celgene Corp	1,340,706
1,630	*,e	Celldex Therapeutics, Inc	45,428
130	*	Cellular Dynamics International, Inc	2,136
526	*	Cempra, Inc	18,047
1,011	*	Cepheid, Inc	57,526
740	*	Charles River Laboratories International, Inc	58,675
316	*,e	ChemoCentryx, Inc	2,386
467	*	Chimerix, Inc	17,601
372	*,e	Clovis Oncology, Inc	27,614
215	*,e	Coherus Biosciences, Inc	6,575

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

492	*,e	Corcept Therapeutics, Inc	$2,755
1,800	*,e	CTI BioPharma Corp	3,258
327	*	Cytokinetics, Inc	2,217
8,854	*,e	Cytori Therapeutics, Inc	10,448
748	*,e	CytRx Corp	2,521
778	*	Depomed, Inc	17,435
1,822	*	Dyax Corp	30,528
352	*,e	Dynavax Technologies Corp	7,895
14,326		Eli Lilly & Co	1,040,784
392	*	Emergent Biosolutions, Inc	11,274
135	*,e	Enanta Pharmaceuticals, Inc	4,134
2,443	*	Endo International plc	219,137
379	*,e	Endocyte, Inc	2,373
458	*	Enzo Biochem, Inc	1,351
172	*,e	Epizyme, Inc	3,230
89	*,e	Esperion Thereapeutics, Inc	8,241
1,411	*,e	Exact Sciences Corp	31,070
4,058	*,e	Exelixis, Inc	10,429
134	*	FibroGen, Inc	4,205
231	*	Five Prime Therapeutics, Inc	5,278
376	*,e	Fluidigm Corp	15,830
187	*,e	Foundation Medicine, Inc	8,997
242	*,e	Galectin Therapeutics, Inc	811
1,383	*,e	Galena Biopharma, Inc	1,922
52	*	Genocea Biosciences Inc	617
270	*	Genomic Health, Inc	8,248
2,105	*,e	Geron Corp	7,936
22,310	*	Gilead Sciences, Inc	2,189,280
1,375	*	Halozyme Therapeutics, Inc	19,635
261	*	Heron Therapeutics, Inc	3,798
1,190	*	Horizon Pharma plc	30,904
2,364	*	Hospira, Inc	207,654
183	*	Hyperion Therapeutics, Inc	8,400
2,731	*,e	Idera Pharmaceuticals, Inc	10,132
1,011	*,e	IGI Laboratories, Inc	8,250
2,042	*	Illumina, Inc	379,077
1,151	*,e	Immunogen, Inc	10,301
1,305	*,e	Immunomedics, Inc	4,998
940	*	Impax Laboratories, Inc	44,058
298	*	INC Research Holdings, Inc	9,754
2,108	*	Incyte Corp	193,219
629	*	Infinity Pharmaceuticals, Inc	8,793
807	*,e	Inovio Pharmaceuticals, Inc	6,585
527	*	Insmed, Inc	10,962
143	*,e	Insys Therapeutics, Inc	8,313
192	*,e	Intercept Pharmaceuticals, Inc	54,148
229	*	Intra-Cellular Therapies, Inc	5,468
625	*,e	Intrexon Corp	28,356
1,617	*	Ironwood Pharmaceuticals, Inc	25,872
1,777	*,e	Isis Pharmaceuticals, Inc	113,142
860	*	Jazz Pharmaceuticals plc	148,599
41,144		Johnson & Johnson	4,139,086
198	*	Juno Therapeutics, Inc	12,011
180	*,e	Karyopharm Therapeutics, Inc	5,510
1,264	*,e	Keryx Biopharmaceuticals, Inc	16,091
141	*,e	Kindred Biosciences Inc	1,007
124	*,e	Kite Pharma, Inc	7,152
252	*,e	KYTHERA Biopharmaceuticals, Inc	12,638
345	*	Lannett Co, Inc	23,360
3,446	*,e	Lexicon Pharmaceuticals, Inc	3,254
278	*,e	Ligand Pharmaceuticals, Inc (Class B)	21,437
588	*	Luminex Corp	9,408
268	*	MacroGenics, Inc	8,407

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,618	*	Mallinckrodt plc	$204,920
3,038	*,e	MannKind Corp	15,798
828	*	Medicines Co	23,201
1,096	*	Medivation, Inc	141,461
42,492		Merck & Co, Inc	2,442,440
1,422	*,e	Merrimack Pharmaceuticals, Inc	16,893
447	*	Mettler-Toledo International, Inc	146,907
1,119	*,e	MiMedx Group, Inc	11,638
96	*,e	Mirati Therapeutics, Inc	2,815
571	*	Momenta Pharmaceuticals, Inc	8,679
5,467	*	Mylan NV	324,466
1,155	*,e	Myriad Genetics, Inc	40,887
135	*	NanoString Technologies, Inc	1,376
538	*,e	NanoViricides, Inc	1,210
2,022	*,e	Navidea Biopharmceuticals, Inc	3,215
1,670	*	Nektar Therapeutics	18,370
317	*,e	NeoStem, Inc	805
922	*,e	Neuralstem, Inc	1,752
1,193	*	Neurocrine Biosciences, Inc	47,374
266	*,e	NewLink Genetics Corp	14,553
476	*,e	Northwest Biotherapeutics, Inc	3,508
3,560	*,e	Novavax, Inc	29,441
282	*,e	Ohr Pharmaceutical, Inc	716
447	*,e	Omeros Corp	9,847
170	*,e	OncoMed Pharmaceuticals, Inc	4,383
949	*	Oncothyreon, Inc	1,547
186	*	Ophthotech Corp	8,655
2,678	*,e	Opko Health, Inc	37,947
2,250	*,e	Orexigen Therapeutics, Inc	17,617
838	*,e	Organovo Holdings, Inc	2,967
254	*,e	Osiris Therapeutics, Inc	4,465
170	*	Otonomy, Inc	6,011
356	*,e	OvaScience, Inc	12,364
772	*	Pacific Biosciences of California, Inc	4,508
506	*,e	Pacira Pharmaceuticals, Inc	44,958
510	*	Pain Therapeutics, Inc	964
900	*	Parexel International Corp	62,091
3,105	e	PDL BioPharma, Inc	21,844
1,810	*,e	Peregrine Pharmaceuticals, Inc	2,443
1,713	*	PerkinElmer, Inc	87,603
708	*,e	Pernix Therapeutics Holdings, Inc	7,569
2,055		Perrigo Co plc	340,205
92,722		Pfizer, Inc	3,225,798
868	*	Pharmacyclics, Inc	222,165
197		Phibro Animal Health Corp	6,976
677	*	Portola Pharmaceuticals, Inc	25,699
322		Pozen, Inc	2,486
241	*	PRA Health Sciences, Inc	6,950
795	*	Prestige Brands Holdings, Inc	34,098
933	*	Progenics Pharmaceuticals, Inc	5,579
294	*	Prothena Corp plc	11,213
406	*	PTC Therapeutics, Inc	24,705
334	*,e	Puma Biotechnology, Inc	78,861
3,176	*	Qiagen NV (NASDAQ)	80,035
785	*	Quintiles Transnational Holdings, Inc	52,571
112	*	Radius Health, Inc	4,610
840	*,e	Raptor Pharmaceutical Corp	9,131
310	*	Receptos, Inc	51,116
207	*,e	Regado Biosciences, Inc	253
1,143	*	Regeneron Pharmaceuticals, Inc	516,042
184	*,e	Regulus Therapeutics, Inc	3,117
227	*	Relypsa, Inc	8,188
390	*	Repligen Corp	11,840
955	*,e	Repros Therapeutics, Inc	8,203
782	*	Retrophin, Inc	18,737

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

93	*,e	Revance Therapeutics, Inc	$1,928
854	*	Rigel Pharmaceuticals, Inc	3,049
340	*	Sagent Pharmaceuticals	7,905
951	*,e	Salix Pharmaceuticals Ltd	164,342
912	*	Sangamo Biosciences, Inc	14,300
552	*,e	Sarepta Therapeutics, Inc	7,331
716	*	Sciclone Pharmaceuticals, Inc	6,344
1,356	*,e	Seattle Genetics, Inc	47,935
1,561	*,e	Sequenom, Inc	6,166
162	*	Spark Therapeutics, Inc	12,555
823	*,e	Spectrum Pharmaceuticals, Inc	4,996
119	*	Stemline Therapeutics, Inc	1,722
238	*,e	Sucampo Pharmaceuticals, Inc (Class A)	3,703
696	*	Sunesis Pharmaceuticals, Inc	1,705
393	*	Supernus Pharmaceuticals, Inc	4,751
375	*,e	Synageva BioPharma Corp	36,574
1,430	*,e	Synergy Pharmaceuticals, Inc	6,607
2,144	*,e	Synta Pharmaceuticals Corp	4,159
259	*	TESARO, Inc	14,867
413	*	Tetraphase Pharmaceuticals, Inc	15,132
315	*,e	TG Therapeutics, Inc	4,876
1,599	*,e	TherapeuticsMD, Inc	9,674
316	*,e	Theravance Biopharma, Inc	5,483
1,105	e	Theravance, Inc	17,371
5,749		Thermo Electron Corp	772,321
582	*,e	Threshold Pharmaceuticals, Inc	2,363
89	*	Ultragenyx Pharmaceutical, Inc	5,526
734	*	United Therapeutics Corp	126,567
454	*,e	Vanda Pharmaceuticals, Inc	4,222
708	*	Verastem, Inc	7,200
93	*,e	Versartis, Inc	1,708
3,429	*	Vertex Pharmaceuticals, Inc	404,519
69	*,e	Vital Therapies, Inc	1,726
1,259	*,e	Vivus, Inc	3,097
390	*,e	VWR Corp	10,136
1,258	*	Waters Corp	156,395
196	*	Xencor Inc	3,003
827	*	Xenoport, Inc	5,888
1,173	*,e	XOMA Corp	4,270
181	*,e	Zafgen, Inc	7,169
1,762	*,e	ZIOPHARM Oncology, Inc	18,977
7,138		Zoetis Inc	330,418
1,610	*,e	Zogenix, Inc	2,206
127	*	ZS Pharma, Inc	5,344

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	31,171,321

REAL ESTATE - 4.0%
770		Acadia Realty Trust	26,858
587		AG Mortgage Investment Trust	11,059
171		Agree Realty Corp	5,638
1,053		Alexander & Baldwin, Inc	45,469
28		Alexander’s, Inc	12,784
1,010		Alexandria Real Estate Equities, Inc	99,020
19	*,e	Altisource Asset Management Corp	3,517
196	*	Altisource Portfolio Solutions S.A.	2,523
766		Altisource Residential Corp	15,979
684		American Assets Trust,Inc	29,604
1,407		American Campus Communities, Inc	60,318
5,242		American Capital Agency Corp	111,812
1,068		American Capital Mortgage, Inc	19,181
2,594		American Homes 4 Rent	42,931
11,261	*	American Realty Capital Properties, Inc	110,921
432	*	American Residential Properties, Inc	7,772
5,711		American Tower Corp	537,691

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

14,550		Annaly Capital Management, Inc	$151,320
1,733		Anworth Mortgage Asset Corp	8,821
1,960		Apartment Investment & Management Co (Class A)	77,146
619		Apollo Commercial Real Estate Finance, Inc	10,634
100		Ares Commercial Real Estate Corp	1,105
244		Armada Hoffler Properties, Inc	2,601
4,902	*	ARMOUR Residential REIT, Inc	15,539
252		Ashford Hospitality Prime, Inc	4,226
940		Ashford Hospitality Trust, Inc	9,043
1,057		Associated Estates Realty Corp	26,087
110	*	AV Homes, Inc	1,756
1,827		AvalonBay Communities, Inc	318,355
264		Aviv REIT, Inc	9,636
2,582		BioMed Realty Trust, Inc	58,508
2,224		Boston Properties, Inc	312,428
2,048		Brandywine Realty Trust	32,727
678		Brixmor Property Group, Inc	18,001
1,148		Camden Property Trust	89,693
868		Campus Crest Communities, Inc	6,215
2,122		Capstead Mortgage Corp	24,976
363		CareTrust REIT, Inc	4,922
162		CatchMark Timber Trust Inc	1,899
2,180		CBL & Associates Properties, Inc	43,164
3,818	*	CBRE Group, Inc	147,795
1,018		Cedar Shopping Centers, Inc	7,625
3,262		Chambers Street Properties	25,705
814		Chatham Lodging Trust	23,940
691		Chesapeake Lodging Trust	23,377
16,411		Chimera Investment Corp	51,531
1,513		Colony Financial, Inc	39,217
1,730		Columbia Property Trust, Inc	46,745
77		Consolidated-Tomoka Land Co	4,594
282		Coresite Realty	13,728
1,194		Corporate Office Properties Trust	35,080
3,372		Cousins Properties, Inc	35,743
4,775		Crown Castle International Corp	394,128
2,326		CubeSmart	56,173
481		CyrusOne, Inc	14,969
2,918		CYS Investments, Inc	25,999
1,403		DCT Industrial Trust, Inc	48,628
4,170		DDR Corp	77,645
2,598		DiamondRock Hospitality Co	36,710
2,169		Digital Realty Trust, Inc	143,067
1,927		Douglas Emmett, Inc	57,444
4,573		Duke Realty Corp	99,554
1,063		DuPont Fabros Technology, Inc	34,739
1,055		Dynex Capital, Inc	8,936
570		EastGroup Properties, Inc	34,280
693		Education Realty Trust, Inc	24,518
1,208		Empire State Realty Trust, Inc	22,722
888		Entertainment Properties Trust	53,307
1,973	*	Equity Commonwealth	52,383
1,120		Equity Lifestyle Properties, Inc	61,544
824		Equity One, Inc	21,993
5,093		Equity Residential	396,541
934		Essex Property Trust, Inc	214,727
629		Excel Trust, Inc	8,819
1,788		Extra Space Storage, Inc	120,815
1,053		Federal Realty Investment Trust	155,012
1,666		FelCor Lodging Trust, Inc	19,142
1,477		First Industrial Realty Trust, Inc	31,652
788		First Potomac Realty Trust	9,369
2,206	*	Forest City Enterprises, Inc (Class A)	56,297
498	*	Forestar Real Estate Group, Inc	7,853
1,181		Franklin Street Properties Corp	15,140

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

48	*	FRP Holdings, Inc	$1,747
1,131		Gaming and Leisure Properties, Inc	41,700
8,128		General Growth Properties, Inc	240,182
1,122		Geo Group, Inc	49,076
343		Getty Realty Corp	6,243
475		Gladstone Commercial Corp	8,840
734		Government Properties Income Trust	16,772
718		Gramercy Property Trust, Inc	20,154
292		Hannon Armstrong Sustainable Infrastructure Capital, Inc	5,338
1,505		Hatteras Financial Corp	27,331
6,814		HCP, Inc	294,433
4,731		Health Care REIT, Inc	365,990
1,288		Healthcare Realty Trust, Inc	35,781
1,941		Healthcare Trust of America, Inc	54,076
2,705		Hersha Hospitality Trust	17,501
1,490		Highwoods Properties, Inc	68,212
804		Home Properties, Inc	55,709
2,009		Hospitality Properties Trust	66,277
11,248		Host Marriott Corp	226,985
595	*	Howard Hughes Corp	92,237
1,029		Hudson Pacific Properties	34,153
1,113		Inland Real Estate Corp	11,898
1,651		Invesco Mortgage Capital, Inc	25,640
1,430		Investors Real Estate Trust	10,725
2,652		Iron Mountain, Inc	96,745
1,138	*	iStar Financial, Inc	14,794
698		Jones Lang LaSalle, Inc	118,939
1,127		Kennedy-Wilson Holdings, Inc	29,460
1,156		Kilroy Realty Corp	88,053
5,803		Kimco Realty Corp	155,811
542		Kite Realty Group Trust	15,268
1,066		Lamar Advertising Co	63,182
1,396		LaSalle Hotel Properties	54,249
2,758		Lexington Corporate Properties Trust	27,111
1,981		Liberty Property Trust	70,722
458		LTC Properties, Inc	21,068
2,303		Macerich Co	194,212
1,487		Mack-Cali Realty Corp	28,669
107	*	Marcus & Millichap, Inc	4,010
3,006		Medical Properties Trust, Inc	44,308
5,647		MFA Mortgage Investments, Inc	44,385
1,004		Mid-America Apartment Communities, Inc	77,579
750		Monmouth Real Estate Investment Corp (Class A)	8,332
577		National Health Investors, Inc	40,973
2,064		National Retail Properties, Inc	84,562
2,439		New Residential Investment Corp	36,658
1,822		New York Mortgage Trust, Inc	14,139
1,236	*	New York REIT, Inc	12,953
3,199		NorthStar Realty Finance Corp	57,966
2,006		Omega Healthcare Investors, Inc	81,383
251		One Liberty Properties, Inc	6,129
1,874		Outfront Media, Inc	56,070
562		Owens Realty Mortgage, Inc	8,419
3,025		Paramount Group, Inc	58,382
955		Parkway Properties, Inc	16,569
1,026		Pebblebrook Hotel Trust	47,781
892		Pennsylvania REIT	20,721
1,022		Pennymac Mortgage Investment Trust	21,758
1,096		Physicians Realty Trust	19,301
2,149		Piedmont Office Realty Trust, Inc	39,993
2,713		Plum Creek Timber Co, Inc	117,880
905		Post Properties, Inc	51,522
659		Potlatch Corp	26,386
6,920		Prologis, Inc	301,435
373		PS Business Parks, Inc	30,974

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,113		Public Storage, Inc	$416,557
369		QTS Realty Trust, Inc	13,435
1,095		RAIT Investment Trust	7,512
917		Ramco-Gershenson Properties	17,056
1,780		Rayonier, Inc	47,989
143		Re/Max Holdings, Inc	4,749
2,169	*	Realogy Holdings Corp	98,646
3,064		Realty Income Corp	158,102
1,075		Redwood Trust, Inc	19,210
1,537		Regency Centers Corp	104,577
1,691		Resource Capital Corp	7,677
1,382		Retail Opportunities Investment Corp	25,291
4,003		Retail Properties of America, Inc	64,168
656		Rexford Industrial Realty, Inc	10,371
1,756		RLJ Lodging Trust	54,980
262		Rouse Properties, Inc	4,968
580		Ryman Hospitality Properties	35,328
929		Sabra Healthcare REIT, Inc	30,796
133		Saul Centers, Inc	7,608
494		Select Income REIT	12,345
3,548		Senior Housing Properties Trust	78,730
516		Silver Bay Realty Trust Corp	8,339
4,473		Simon Property Group, Inc	875,098
1,382		SL Green Realty Corp	177,421
592		Sovran Self Storage, Inc	55,612
5,445		Spirit Realty Capital, Inc	65,776
810	*,e	St. Joe Co	15,034
696		STAG Industrial, Inc	16,370
3,073		Starwood Property Trust, Inc	74,674
534		Starwood Waypoint Residential Trust	13,804
661		STORE Capital Corp	15,434
4,015	*	Strategic Hotels & Resorts, Inc	49,906
1,404		Summit Hotel Properties, Inc	19,754
688		Sun Communities, Inc	45,903
2,482		Sunstone Hotel Investors, Inc	41,375
1,512		Tanger Factory Outlet Centers, Inc	53,177
971		Taubman Centers, Inc	74,893
156	*	Tejon Ranch Co	4,126
444		Terreno Realty Corp	10,123
893		Trade Street Residential, Inc	6,394
5,486		Two Harbors Investment Corp	58,261
4,035		UDR, Inc	137,311
258		UMH Properties, Inc	2,598
302		Universal Health Realty Income Trust	16,987
1,349		Urban Edge Properties	31,971
335		Urstadt Biddle Properties, Inc (Class A)	7,725
4,628		Ventas, Inc	337,937
2,699		Vornado Realty Trust	302,288
1,572		Washington REIT	43,434
1,639		Weingarten Realty Investors	58,971
614		Western Asset Mortgage Capital Corp	9,259
7,318		Weyerhaeuser Co	242,592
550		Whitestone REIT	8,734
1,613		WP Carey, Inc	109,684
2,574		WP GLIMCHER, Inc	42,806

		TOTAL REAL ESTATE	13,470,782

RETAILING - 4.7%
752	*	1-800-FLOWERS.COM, Inc (Class A)	8,896
998		Aaron’s, Inc	28,253
976	e	Abercrombie & Fitch Co (Class A)	21,511
1,062		Advance Auto Parts, Inc	158,971
2,209	*,e	Aeropostale, Inc	7,665
5,460	*	Amazon.com, Inc	2,031,666

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,498		American Eagle Outfitters, Inc	$42,666
122	*	America’s Car-Mart, Inc	6,618
627	*	Ann Taylor Stores Corp	25,726
411	*	Asbury Automotive Group, Inc	34,154
1,725	*	Ascena Retail Group, Inc	25,030
1,043	*	Autonation, Inc	67,096
480	*	AutoZone, Inc	327,437
550	*	Barnes & Noble, Inc	13,062
380		Bebe Stores, Inc	1,379
2,689	*	Bed Bath & Beyond, Inc	206,448
4,046		Best Buy Co, Inc	152,898
334		Big 5 Sporting Goods Corp	4,432
897		Big Lots, Inc	43,083
158	*	Blue Nile, Inc	5,031
196	e	Bon-Ton Stores, Inc	1,364
379	*	Boot Barn Holdings, Inc	9,066
657		Brown Shoe Co, Inc	21,550
378	e	Buckle, Inc	19,312
165	*	Build-A-Bear Workshop, Inc	3,242
384	*	Burlington Stores, Inc	22,817
671	*,e	Cabela’s, Inc	37,563
3,259	*	Carmax, Inc	224,904
368		Cato Corp (Class A)	14,573
2,056		Chico’s FAS, Inc	36,371
316		Children’s Place Retail Stores, Inc	20,284
469	*	Christopher & Banks Corp	2,608
243	*	Citi Trends, Inc	6,561
490	*,e	Conn’s, Inc	14,837
231	*,e	Container Store Group, Inc	4,401
340		Core-Mark Holding Co, Inc	21,869
1,226		CST Brands, Inc	53,736
184		Destination Maternity Corp	2,771
514	*	Destination XL Group, Inc	2,539
1,304		Dick’s Sporting Goods, Inc	74,315
394		Dillard’s, Inc (Class A)	53,785
4,445	*	Dollar General Corp	335,064
3,037	*	Dollar Tree, Inc	246,437
1,144		DSW, Inc (Class A)	42,191
512	*	EVINE Live, Inc	3,436
1,458		Expedia, Inc	137,242
1,489	*	Express Parent LLC	24,613
1,359		Family Dollar Stores, Inc	107,687
647		Finish Line, Inc (Class A)	15,864
728	*,e	Five Below, Inc	25,895
2,043		Foot Locker, Inc	128,709
979	*	Francesca’s Holdings Corp	17,426
480		Fred’s, Inc (Class A)	8,203
254	*	FTD Cos, Inc	7,605
201	*	Gaiam, Inc (Class A)	1,465
1,673	e	GameStop Corp (Class A)	63,507
3,743		Gap, Inc	162,184
385	*	Genesco, Inc	27,424
2,237		Genuine Parts Co	208,466
1,273		GNC Holdings, Inc	62,466
396		Group 1 Automotive, Inc	34,187
6,454	*	Groupon, Inc	46,533
822		Guess?, Inc	15,281
270		Haverty Furniture Cos, Inc	6,718
176	*,e	HHgregg, Inc	1,079
444	*,e	Hibbett Sports, Inc	21,783
19,867		Home Depot, Inc	2,257,090
475		HSN, Inc	32,409
4,629	*,e	JC Penney Co, Inc	38,930
145	*	Kirkland’s, Inc	3,444
2,981		Kohl’s Corp	233,263

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,478		L Brands, Inc	$327,941
221	*,e	Lands’ End, Inc	7,929
6,931	*	Liberty Interactive Corp	202,316
1,061	*	Liberty TripAdvisor Holdings, Inc	33,729
2,046	*	Liberty Ventures	85,952
373		Lithia Motors, Inc (Class A)	37,080
4,272	*	LKQ Corp	109,192
14,787		Lowe’s Companies, Inc	1,100,005
368	*	Lumber Liquidators, Inc	11,327
4,863		Macy’s, Inc	315,657
333	*	MarineMax, Inc	8,828
209	*,e	Mattress Firm Holding Corp	14,555
661		Men’s Wearhouse, Inc	34,504
393	*	Michaels Cos, Inc	10,635
412		Monro Muffler, Inc	26,801
760	*	Murphy USA, Inc	55,001
879	*	NetFlix, Inc	366,270
512	*	New York & Co, Inc	1,280
1,959		Nordstrom, Inc	157,347
414		Nutri/System, Inc	8,272
8,386	*	Office Depot, Inc	77,151
692	*	Orbitz Worldwide, Inc	8,069
1,539	*	O’Reilly Automotive, Inc	332,793
275	e	Outerwall, Inc	18,183
176	*,e	Overstock.com, Inc	4,263
667	*	Pacific Sunwear Of California, Inc	1,841
627		Penske Auto Group, Inc	32,284
614	*	PEP Boys - Manny Moe & Jack	5,907
278	e	PetMed Express, Inc	4,593
1,228	e	Pier 1 Imports, Inc	17,167
749	*	Priceline.com, Inc	871,948
793		Rent-A-Center, Inc	21,760
484	*	Restoration Hardware Holdings, Inc	48,008
3,082		Ross Stores, Inc	324,720
2,313	*	Sally Beauty Holdings, Inc	79,498
475	*,e	Sears Holdings Corp	19,655
159	*,e	Sears Hometown and Outlet Stores, Inc	1,227
1,037	*	Select Comfort Corp	35,745
203		Shoe Carnival, Inc	5,976
497	*	Shutterfly, Inc	22,484
1,147		Signet Jewelers Ltd	159,192
864		Sonic Automotive, Inc (Class A)	21,514
131	*	Sportsman’s Warehouse Holdings, Inc	1,047
411		Stage Stores, Inc	9,420
9,245		Staples, Inc	150,555
372		Stein Mart, Inc	4,631
151	*	Systemax, Inc	1,845
9,113		Target Corp	747,904
1,678		Tiffany & Co	147,681
376	*,e	Tile Shop Holdings, Inc	4,553
850	*	Tilly’s, Inc	13,302
10,140		TJX Companies, Inc	710,307
2,061		Tractor Supply Co	175,309
401	e	Travelport Worldwide Ltd	6,697
1,570	*	TripAdvisor, Inc	130,577
567	*	Tuesday Morning Corp	9,129
974	*	Ulta Salon Cosmetics & Fragrance, Inc	146,928
1,435	*	Urban Outfitters, Inc	65,508
432	*	Vitamin Shoppe, Inc	17,794
286	*	VOXX International Corp (Class A)	2,620
189	*,e	Wayfair, Inc	6,071
178	*	West Marine, Inc	1,650
1,346		Williams-Sonoma, Inc	107,290
32		Winmark Corp	2,802
181	*,e	zulily, Inc	2,351
362	*	Zumiez, Inc	14,570

		TOTAL RETAILING	15,686,231

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
738	*	Advanced Energy Industries, Inc	$18,937
9,659	*,e	Advanced Micro Devices, Inc	25,886
183	*	Alpha & Omega Semiconductor Ltd	1,631
4,407		Altera Corp	189,104
485	*,e	Ambarella, Inc	36,719
1,245	*	Amkor Technology, Inc	11,000
4,566		Analog Devices, Inc	287,658
17,409		Applied Materials, Inc	392,747
1,648	*,e	Applied Micro Circuits Corp	8,405
5,910		Atmel Corp	48,639
1,261	*,e	Audience, Inc	5,725
3,641		Avago Technologies Ltd	462,334
2,300	*	Axcelis Technologies, Inc	5,474
7,651		Broadcom Corp (Class A)	331,250
831		Brooks Automation, Inc	9,665
324	*	Cabot Microelectronics Corp	16,190
171	*	Cascade Microtech, Inc	2,322
742	*	Cavium Networks, Inc	52,548
234	*	Ceva, Inc	4,989
1,096	*	Cirrus Logic, Inc	36,453
280		Cohu, Inc	3,063
1,762	*,e	Cree, Inc	62,533
4,337		Cypress Semiconductor Corp	61,195
489	*	Diodes, Inc	13,966
289	*	DSP Group, Inc	3,462
1,867	*	Entegris, Inc	25,559
2,673	*	Entropic Communications, Inc	7,912
520	*	Exar Corp	5,226
1,676	*	Fairchild Semiconductor International, Inc	30,470
1,092	*	First Solar, Inc	65,291
593	*	Formfactor, Inc	5,260
1,725	*	Freescale Semiconductor Holdings Ltd	70,311
694	*	Inphi Corp	12,374
1,945	*	Integrated Device Technology, Inc	38,939
405		Integrated Silicon Solution, Inc	7,245
72,351		Intel Corp	2,262,416
1,727		Intersil Corp (Class A)	24,731
257		IXYS Corp	3,166
2,373		Kla-Tencor Corp	138,322
800	*	Kopin Corp	2,816
2,320		Lam Research Corp	162,945
1,579	*	Lattice Semiconductor Corp	10,011
3,463		Linear Technology Corp	162,068
161	*,e	MA-COM Technology Solutions	5,999
6,087		Marvell Technology Group Ltd	89,479
4,037		Maxim Integrated Products, Inc	140,528
374	*	MaxLinear, Inc	3,041
598		Micrel, Inc	9,018
2,851	e	Microchip Technology, Inc	139,414
15,639	*	Micron Technology, Inc	424,286
1,274	*	Microsemi Corp	45,100
698		MKS Instruments, Inc	23,599
598		Monolithic Power Systems, Inc	31,485
321	*	Nanometrics, Inc	5,399
55		NVE Corp	3,791
7,861		Nvidia Corp	164,491
868	*	Omnivision Technologies, Inc	22,889
6,316	*	ON Semiconductor Corp	76,487
409	*	PDF Solutions, Inc	7,329
304		Pericom Semiconductor Corp	4,703
666	*	Photronics, Inc	5,661
2,326	*	PMC - Sierra, Inc	21,585
408		Power Integrations, Inc	21,249
2,160	*	Qorvo, Inc	172,152

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,475	*,e	QuickLogic Corp	$4,777
1,707	*	Rambus, Inc	21,466
1,284	*,e	Rubicon Technology, Inc	5,059
351	*	Rudolph Technologies, Inc	3,868
936	*	Semtech Corp	24,940
618	*	Silicon Laboratories, Inc	31,376
2,739		Skyworks Solutions, Inc	269,216
3,893	*,e	SunEdison, Inc	93,432
750	*,e	SunPower Corp	23,483
2,891		Teradyne, Inc	54,495
717		Tessera Technologies, Inc	28,881
15,694		Texas Instruments, Inc	897,461
395	*	Ultra Clean Holdings	2,824
367	*	Ultratech, Inc	6,364
512	*	Veeco Instruments, Inc	15,642
646	*	Vitesse Semiconductor Corp	3,430
584	*	Xcerra Corp	5,192
3,784		Xilinx, Inc	160,063

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	8,196,611

SOFTWARE & SERVICES - 10.3%
171	*,e	A10 Networks, Inc	740
9,113		Accenture plc	853,797
1,509	*	ACI Worldwide, Inc	32,685
6,991		Activision Blizzard, Inc	158,871
552	*	Actua Corp	8,551
1,008	*	Acxiom Corp	18,638
7,180	*	Adobe Systems, Inc	530,889
824		Advent Software, Inc	36,347
2,544	*	Akamai Technologies, Inc	180,739
837	*	Alliance Data Systems Corp	247,961
120	*,e	Amber Road, Inc	1,110
2,341		Amdocs Ltd	127,350
276	*	American Software, Inc (Class A)	2,821
555	*,e	Angie’s List, Inc	3,258
1,434	*	Ansys, Inc	126,464
1,104	*	AOL, Inc	43,729
1,235	*	Aspen Technology, Inc	47,535
3,320	*	Autodesk, Inc	194,685
7,020		Automatic Data Processing, Inc	601,193
454	*	AVG Technologies NV	9,829
899	*	Bankrate, Inc	10,195
106	*	Barracuda Networks, Inc	4,078
636	*,e	Bazaarvoice, Inc	3,593
66	*,e	Benefitfocus, Inc	2,428
735		Blackbaud, Inc	34,824
689	*,e	Blackhawk Network Holdings, Inc	24,646
540	*	Blucora, Inc	7,376
942		Booz Allen Hamilton Holding Co	27,262
80	*,e	Borderfree, Inc	481
528	*	Bottomline Technologies, Inc	14,451
1,343	*	Brightcove, Inc	9,844
1,849		Broadridge Financial Solutions, Inc	101,714
383	*	BroadSoft, Inc	12,815
4,657		CA, Inc	151,865
462	*	CACI International, Inc (Class A)	41,543
3,884	*	Cadence Design Systems, Inc	71,621
617	*	Callidus Software, Inc	7,824
238	*	Carbonite, Inc	3,403
574	*	Cardtronics, Inc	21,582
88	*,e	Care.com, Inc	667
155		Cass Information Systems, Inc	8,702
2,292		CDK Global, Inc	107,174
278	*,e	ChannelAdvisor Corp	2,694

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,042	*	Ciber, Inc	$4,293
503	*	Cimpress NV	42,443
2,344	*	Citrix Systems, Inc	149,711
8,772	*	Cognizant Technology Solutions Corp (Class A)	547,285
633	*	Commvault Systems, Inc	27,662
2,093		Computer Sciences Corp	136,631
174		Computer Task Group, Inc	1,272
465	*	comScore, Inc	23,808
276	*	Comverse, Inc	5,437
418	*	Constant Contact, Inc	15,972
1,361		Convergys Corp	31,126
713	*	Cornerstone OnDemand, Inc	20,599
482	*	CoStar Group, Inc	95,354
162	*,e	Coupons.com, Inc	1,902
413	*	Covisint Corp	838
485	e	CSG Systems International, Inc	14,739
241	*	Cvent, Inc	6,758
185	*	Datalink Corp	2,227
715	*	DealerTrack Holdings, Inc	27,542
75	*	Demand Media, Inc	429
403	*,e	Demandware, Inc	24,543
606	*	Dice Holdings, Inc	5,406
85		DMRC Corp	1,866
406		DST Systems, Inc	44,948
1,405		EarthLink Holdings Corp	6,238
18,427	*	eBay, Inc	1,062,869
405	e	Ebix, Inc	12,304
4,519	*	Electronic Arts, Inc	265,785
372	*	Ellie Mae, Inc	20,575
500	*,e	Endurance International Group Holdings, Inc	9,530
236	*,e	EnerNOC, Inc	2,690
457	*	Envestnet, Inc	25,629
468	*	EPAM Systems, Inc	28,684
405		EPIQ Systems, Inc	7,262
51	*	ePlus, Inc	4,433
779		Equinix, Inc	181,390
677	*	Euronet Worldwide, Inc	39,774
1,110		EVERTEC, Inc	24,265
101	*	Everyday Health, Inc	1,299
430	*	ExlService Holdings, Inc	15,996
28,694	*	Facebook, Inc	2,359,077
623		Factset Research Systems, Inc	99,182
460		Fair Isaac Corp	40,811
4,180		Fidelity National Information Services, Inc	284,491
1,297	*,e	FireEye, Inc	50,907
1,499	*	First American Corp	52,870
3,720	*	Fiserv, Inc	295,368
164	*	Five9, Inc	912
1,207	*	FleetCor Technologies, Inc	182,160
501	*	FleetMatics Group plc	22,470
178		Forrester Research, Inc	6,547
1,839	*	Fortinet, Inc	64,273
1,334	*	Gartner, Inc	111,856
2,209	*	Genpact Ltd	51,359
571	*	Gigamon, Inc	12,128
824	*	Global Cash Access, Inc	6,279
1,011		Global Payments, Inc	92,688
134	*	Global Sources Ltd	785
1,206	*,e	Glu Mobile, Inc	6,042
750	*,e	Gogo, Inc	14,295
4,129	*	Google, Inc	2,262,692
4,081	*	Google, Inc (Class A)	2,263,731
120	*	GrubHub, Inc	5,447
239	*	Guidance Software, Inc	1,293

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

911	*	Guidewire Software, Inc	$47,928
476		Hackett Group, Inc	4,255
451		Heartland Payment Systems, Inc	21,129
2,044	*	Higher One Holdings, Inc	4,946
1,254	*	HomeAway, Inc	37,833
1,028		IAC/InterActiveCorp	69,359
454	*	iGate Corp	19,368
492	*	Imperva, Inc	21,008
1,034	*	Infoblox, Inc	24,682
1,684	*	Informatica Corp	73,852
426		Information Services Group, Inc	1,700
225	*,e	Interactive Intelligence, Inc	9,266
729	*	Internap Network Services Corp	7,458
13,754		International Business Machines Corp	2,207,517
4,115		Intuit, Inc	398,990
745		j2 Global, Inc	48,932
1,354		Jack Henry & Associates, Inc	94,631
522	*	Jive Software, Inc	2,678
298	*	Knot, Inc	5,266
995	*	Kofax Ltd	10,895
861		Leidos Holdings, Inc	36,128
859	*	LendingClub Corp	16,879
884	*	Limelight Networks, Inc	3,209
1,502	*	LinkedIn Corp	375,290
704	*	Lionbridge Technologies	4,027
325	*,e	Liquidity Services, Inc	3,211
697	*	Liveperson, Inc	7,134
326	*	LogMeIn, Inc	18,253
105	*	Luxoft Holding, Inc	5,433
647	*,e	magicJack VocalTec Ltd	4,426
1,297	*	Manhattan Associates, Inc	65,641
292		Mantech International Corp (Class A)	9,910
441		Marchex, Inc (Class B)	1,799
353	*	Marin Software, Inc	2,220
344	*	Marketo, Inc	8,813
14,613		Mastercard, Inc (Class A)	1,262,417
130	*	Mavenir Systems, Inc	2,306
908		MAXIMUS, Inc	60,618
1,291		Mentor Graphics Corp	31,023
120,045		Microsoft Corp	4,880,429
122	*	MicroStrategy, Inc (Class A)	20,641
1,780	*,e	Millennial Media, Inc	2,581
259	*	Model N, Inc	3,098
529	*	ModusLink Global Solutions, Inc	2,037
445	*	MoneyGram International, Inc	3,845
530		Monotype Imaging Holdings, Inc	17,299
1,321	*,e	Monster Worldwide, Inc	8,375
467	*	Netscout Systems, Inc	20,478
653	*,e	NetSuite, Inc	60,572
808	*,e	NeuStar, Inc (Class A)	19,893
990		NIC, Inc	17,493
4,065	*	Nuance Communications, Inc	58,333
104	*,e	OPOWER, Inc	1,054
47,728		Oracle Corp	2,059,463
2,958	*,e	Pandora Media, Inc	47,949
128	*,e	Park City Group, Inc	1,764
4,926		Paychex, Inc	244,404
87	*	Paycom Software, Inc	2,789
476		Pegasystems, Inc	10,353
464	*	Perficient, Inc	9,600
404	*	PRGX Global, Inc	1,624
1,217	*	Progress Software Corp	33,066
484	*	Proofpoint, Inc	28,662
283	*	PROS Holdings, Inc	6,993
1,589	*	PTC, Inc	57,474

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

133	*	Q2 Holdings, Inc	$2,812
43		QAD, Inc (Class A)	1,041
1,203	*	QLIK Technologies, Inc	37,449
270	*	Qualys, Inc	12,550
335	*	QuinStreet, Inc	1,993
1,699	*	Rackspace Hosting, Inc	87,651
334	*	Rally Software Development Corp	5,240
299	*	RealNetworks, Inc	2,012
695	*	RealPage, Inc	13,997
2,803	*	Red Hat, Inc	212,327
111		Reis, Inc	2,846
413	*,e	RetailMeNot, Inc	7,438
75	*	Rightside Group Ltd	761
246	*,e	Rocket Fuel, Inc	2,263
127	*	Rosetta Stone, Inc	966
1,271	*	Rovi Corp	23,145
106	*	Rubicon Project, Inc	1,900
576		Sabre Corp	13,997
8,916	*	Salesforce.com, Inc	595,678
329	*	Sapiens International Corp NV	2,698
547		Science Applications International Corp	28,088
368	*	Sciquest, Inc	6,230
334	*	Seachange International, Inc	2,622
2,039	*	ServiceNow, Inc	160,632
1,318	*,e	ServiceSource International LLC	4,086
200	*,e	Shutterstock, Inc	13,734
904	*,e	Silver Spring Networks, Inc	8,082
860	*	SolarWinds, Inc	44,066
923		Solera Holdings, Inc	47,682
1,693	*	Splunk, Inc	100,226
235	*	SPS Commerce, Inc	15,769
1,045		SS&C Technologies Holdings, Inc	65,104
192	*	Stamps.com, Inc	12,920
460	*	Sykes Enterprises, Inc	11,431
10,477		Symantec Corp	244,795
472	*	Synchronoss Technologies, Inc	22,401
2,546	*	Synopsys, Inc	117,931
547	*	Syntel, Inc	28,296
527	*	TA Indigo Holding Corp	5,449
535	*	Tableau Software, Inc	49,498
1,302	*	Take-Two Interactive Software, Inc	33,142
519	*	Tangoe, Inc	7,162
222	*	TechTarget, Inc	2,560
646	*	TeleCommunication Systems, Inc (Class A)	2,474
205	*	TeleNav, Inc	1,624
235		TeleTech Holdings, Inc	5,981
2,303	*	Teradata Corp	101,654
250	*,e	Textura Corp	6,795
1,541	*	TiVo, Inc	16,350
2,490		Total System Services, Inc	94,994
174	*	Travelzoo, Inc	1,677
2,286	*,e	Tremor Video, Inc	5,349
104	*,e	TrueCar, Inc	1,856
7,528	*	Twitter, Inc	377,002
473	*	Tyler Technologies, Inc	57,011
380	*	Ultimate Software Group, Inc	64,583
686	*	Unisys Corp	15,922
1,081	*	Unwired Planet, Inc	618
1,633	*	Vantiv, Inc	61,564
71	*	Varonis Systems, Inc	1,822
395	*,e	Vasco Data Security International	8,508
1,621	*	VeriFone Systems, Inc	56,557
843	*	Verint Systems, Inc	52,207
1,782	*,e	VeriSign, Inc	119,341
1,347	*,e	VirnetX Holding Corp	8,203

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

348	*	Virtusa Corp	$14,400
29,180		Visa, Inc (Class A)	1,908,664
1,394	*	VMware, Inc (Class A)	114,322
852	*,e	Vringo, Inc	554
510	*,e	WebMD Health Corp (Class A)	22,356
695	*	Website Pros, Inc	13,170
7,819	e	Western Union Co	162,713
524	*	WEX, Inc	56,257
260	*	Wix.com Ltd	4,982
1,346	*	Workday, Inc	113,616
16,252		Xerox Corp	208,838
415	*,e	Xoom Corp	6,096
13,778	*	Yahoo!, Inc	612,225
757	*,e	Yelp, Inc	35,844
243	*,e	YuMe, Inc	1,261
137	*	Zendesk, Inc	3,109
679	*,e	Zillow Group, Inc	68,104
743	*	Zix Corp	2,920
9,691	*	Zynga, Inc	27,619

		TOTAL SOFTWARE & SERVICES	34,277,662

TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
1,599	*,e	3D Systems Corp	43,845
806		Adtran, Inc	15,048
128	*,e	Aerohive Networks, Inc	571
400	*	Agilysys, Inc	3,936
211		Alliance Fiber Optic Products, Inc	3,676
4,596		Amphenol Corp (Class A)	270,842
356		Anixter International, Inc	27,102
87,464		Apple, Inc	10,883,146
470	*,e	Applied Optoelectronics, Inc	6,524
78	*	Arista Networks, Inc	5,501
1,841	*	ARRIS Group, Inc	53,196
1,425	*	Arrow Electronics, Inc	87,139
1,423	*	Aruba Networks, Inc	34,849
1,923		Avnet, Inc	85,573
583		AVX Corp	8,319
194		Badger Meter, Inc	11,628
100		Bel Fuse, Inc (Class B)	1,903
688		Belden CDT, Inc	64,369
750	*	Benchmark Electronics, Inc	18,023
226		Black Box Corp	4,730
6,230		Brocade Communications Systems, Inc	73,919
482	*	CalAmp Corp	7,804
469	*	Calix Networks, Inc	3,935
1,367		CDW Corp	50,907
500		Checkpoint Systems, Inc	5,410
1,409	*	Ciena Corp	27,208
74,367		Cisco Systems, Inc	2,046,952
153	*,e	Clearfield, Inc	2,267
1,165	*	Cognex Corp	57,772
334	*	Coherent, Inc	21,697
836	*	CommScope Holding Co, Inc	23,859
206		Comtech Telecommunications Corp	5,964
153	*,e	Control4 Corp	1,833
18,919		Corning, Inc	429,083
518	*	Cray, Inc	14,545
409		CTS Corp	7,358
277	*,e	CUI Global, Inc	1,623
423		Daktronics, Inc	4,573
867		Diebold, Inc	30,744
400	*	Digi International, Inc	3,992
671		Dolby Laboratories, Inc (Class A)	25,605
805	*	Dot Hill Systems Corp	4,267

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

196	*	DTS, Inc	$6,678
487	*	Eastman Kodak Co	9,248
578	*	EchoStar Corp (Class A)	29,894
248		Electro Rent Corp	2,812
300		Electro Scientific Industries, Inc	1,854
630	*	Electronics for Imaging, Inc	26,303
29,489		EMC Corp	753,739
1,000	*	Emulex Corp	7,970
1,016	*	Extreme Networks, Inc	3,211
1,071	*	F5 Networks, Inc	123,101
471	*	Fabrinet	8,944
215	*	FARO Technologies, Inc	13,358
574		FEI Co	43,819
1,298	*,e	Finisar Corp	27,699
2,138		Flir Systems, Inc	66,877
407	*	GSI Group, Inc	5,421
1,150	*	Harmonic, Inc	8,522
1,633		Harris Corp	128,615
27,476		Hewlett-Packard Co	856,152
289	*	Immersion Corp	2,653
1,797	*	Infinera Corp	35,347
2,058	*	Ingram Micro, Inc (Class A)	51,697
620	*	Insight Enterprises, Inc	17,682
564		InterDigital, Inc	28,617
321	*	Intevac, Inc	1,971
1,144	*,e	InvenSense, Inc	17,400
446	*,e	IPG Photonics Corp	41,344
653	*	Itron, Inc	23,841
743	*	Ixia	9,013
2,873		Jabil Circuit, Inc	67,171
3,054	*	JDS Uniphase Corp	40,068
6,351		Juniper Networks, Inc	143,406
779	*	Kemet Corp	3,225
2,350	*	Keysight Technologies, Inc	87,303
345	*	Kimball Electronics, Inc	4,878
1,122	*,e	Knowles Corp	21,621
172	*	KVH Industries, Inc	2,601
1,140		Lexmark International, Inc (Class A)	48,268
302		Littelfuse, Inc	30,016
402	*,e	Maxwell Technologies, Inc	3,240
375	*	Mercury Computer Systems, Inc	5,831
30		Mesa Laboratories, Inc	2,166
657		Methode Electronics, Inc	30,905
2,929		Motorola, Inc	195,276
221		MTS Systems Corp	16,719
160	*	Multi-Fineline Electronix, Inc	2,923
1,374		National Instruments Corp	44,023
2,356	*	NCR Corp	69,526
4,641		NetApp, Inc	164,570
454	*	Netgear, Inc	14,928
535	*	Newport Corp	10,197
124	*,e	Nimble Storage, Inc	2,766
196	*	Numerex Corp	2,234
3,996	*,e	Oclaro, Inc	7,912
268	*	OSI Systems, Inc	19,902
790	*	Palo Alto Networks, Inc	115,403
232		Park Electrochemical Corp	5,002
5,017	*,e	Parkervision, Inc	4,164
196		PC Connection, Inc	5,114
554		Plantronics, Inc	29,334
511	*	Plexus Corp	20,833
2,014	*	Polycom, Inc	26,988
248	*	Procera Networks, Inc	2,329
1,170	*	QLogic Corp	17,246
24,525		Qualcomm, Inc	1,700,563

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,721	*	Quantum Corp	$7,554
485	*	RealD, Inc	6,203
2,347	*	Riverbed Technology, Inc	49,076
383	*	Rofin-Sinar Technologies, Inc	9,280
243	*	Rogers Corp	19,977
1,772	*	Ruckus Wireless, Inc	22,806
3,205		SanDisk Corp	203,902
1,104	*	Sanmina Corp	26,706
438	*	Scansource, Inc	17,805
839	*	ShoreTel, Inc	5,722
435	*,e	Silicon Graphics International Corp	3,780
605	*	Sonus Networks, Inc	4,767
654	*	Speed Commerce, Inc	418
703	*,e	Stratasys Ltd	37,104
463	*	Super Micro Computer, Inc	15,376
529	*,e	Synaptics, Inc	43,010
382		SYNNEX Corp	29,510
512	*	Tech Data Corp	29,578
70		Tessco Technologies, Inc	1,726
3,730	*	Trimble Navigation Ltd	93,996
726	*,e	TTM Technologies, Inc	6,541
399	e	Ubiquiti Networks, Inc	11,790
527	*,e	Universal Display Corp	24,637
555	*	Viasat, Inc	33,084
1,934	*,e	Violin Memory, Inc	7,291
1,815		Vishay Intertechnology, Inc	25,083
161	*	Vishay Precision Group, Inc	2,565
3,238		Western Digital Corp	294,690
730	*	Zebra Technologies Corp (Class A)	66,222

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	20,903,869

TELECOMMUNICATION SERVICES - 2.0%
1,188	*	8x8, Inc	9,979
75,500		AT&T, Inc	2,465,075
105		Atlantic Tele-Network, Inc	7,268
201	*,e	Boingo Wireless, Inc	1,515
8,190		CenturyTel, Inc	282,964
3,005	*	Cincinnati Bell, Inc	10,608
675		Cogent Communications Group, Inc	23,848
984		Consolidated Communications Holdings, Inc	20,074
808	*	Fairpoint Communications, Inc	14,221
14,179		Frontier Communications Corp	99,962
464	*	General Communication, Inc (Class A)	7,313
4,738	*,e	Globalstar, Inc	15,778
126	*	Hawaiian Telcom Holdco, Inc	3,355
164		IDT Corp (Class B)	2,911
814	*,e	inContact, Inc	8,873
391		Inteliquent, Inc	6,154
367	*,e	Intelsat S.A.	4,404
1,082	*,e	Iridium Communications, Inc	10,506
4,056	*	Level 3 Communications, Inc	218,375
252		Lumos Networks Corp	3,845
181		NTELOS Holdings Corp	869
597	*	Orbcomm, Inc	3,564
762	*	Premiere Global Services, Inc	7,285
372	*	RingCentral, Inc	5,703
1,900	*	SBA Communications Corp (Class A)	222,490
364		Shenandoah Telecom Co	11,342
250		Spok Holdings, Inc	4,792
10,684	*	Sprint Corp	50,642
1,155		Telephone & Data Systems, Inc	28,759
3,812		T-Mobile US, Inc	120,802
200		US Cellular Corp	7,144
60,222		Verizon Communications, Inc	2,928,596

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,337	*	Vonage Holdings Corp	$11,475
8,454		Windstream Holdings, Inc	62,560
334	*	Zayo Group Holdings, Inc	9,339

		TOTAL TELECOMMUNICATION SERVICES	6,692,390

TRANSPORTATION - 2.4%
776	*	Air Transport Services Group, Inc	7,155
2,084		Alaska Air Group, Inc	137,919
215		Allegiant Travel Co	41,342
100		Amerco, Inc	33,040
10,330		American Airlines Group, Inc	545,217
300		Arkansas Best Corp	11,367
331	*	Atlas Air Worldwide Holdings, Inc	14,240
1,503	*	Avis Budget Group, Inc	88,700
1,664	e	Baltic Trading Ltd	2,479
250		Celadon Group, Inc	6,805
2,096	e	CH Robinson Worldwide, Inc	153,469
765		Con-Way, Inc	33,759
490	e	Copa Holdings S.A. (Class A)	49,475
14,483		CSX Corp	479,677
12,320		Delta Air Lines, Inc	553,907
315	*	Echo Global Logistics, Inc	8,587
2,906		Expeditors International of Washington, Inc	140,011
4,298		FedEx Corp	711,104
419		Forward Air Corp	22,752
756	*	Genesee & Wyoming, Inc (Class A)	72,909
633	*,e	Hawaiian Holdings, Inc	13,942
666		Heartland Express, Inc	15,824
6,347	*	Hertz Global Holdings, Inc	137,603
500	*	Hub Group, Inc (Class A)	19,645
64		International Shipholding Corp	775
1,359		J.B. Hunt Transport Services, Inc	116,052
4,004	*	JetBlue Airways Corp	77,077
1,610		Kansas City Southern Industries, Inc	164,349
791	*	Kirby Corp	59,365
937		Knight Transportation, Inc	30,218
408	e	Knightsbridge Tankers Ltd	2,040
644		Landstar System, Inc	42,697
319		Marten Transport Ltd	7,401
519		Matson, Inc	21,881
1,614		Navios Maritime Holdings, Inc	6,746
4,437		Norfolk Southern Corp	456,656
900	*	Old Dominion Freight Line	69,570
118		Park-Ohio Holdings Corp	6,215
16	*	Patriot Transportation Holding, Inc	400
772	*	Quality Distribution, Inc	7,975
908	*	Republic Airways Holdings, Inc	12,485
313	*	Roadrunner Transportation Services Holdings, Inc	7,909
713		Ryder System, Inc	67,657
1,151		Safe Bulkers, Inc	4,132
331	*	Saia, Inc	14,663
5,331	*,e	Scorpio Bulkers, Inc	12,634
692		Skywest, Inc	10,110
9,898		Southwest Airlines Co	438,481
1,033	*	Spirit Airlines, Inc	79,913
1,289	*	Swift Transportation Co, Inc	33,540
5,476	*	UAL Corp	368,261
13,199		Union Pacific Corp	1,429,584
10,285		United Parcel Service, Inc (Class B)	997,028
68		Universal Truckload Services, Inc	1,712
84	*,e	USA Truck, Inc	2,326
1,203	e	UTI Worldwide, Inc	14,797
407	*	Virgin America, Inc	12,373
627		Werner Enterprises, Inc	19,694

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

849	*	Wesco Aircraft Holdings, Inc	$13,007
810	*,e	XPO Logistics, Inc	36,831
521	*	YRC Worldwide, Inc	9,357

		TOTAL TRANSPORTATION	7,956,839

UTILITIES - 3.1%
590		Abengoa Yield plc	19,930
10,217		AES Corp	131,288
1,710		AGL Resources, Inc	84,901
719		Allete, Inc	37,934
1,725		Alliant Energy Corp	108,675
3,432		Ameren Corp	144,830
7,002		American Electric Power Co, Inc	393,863
671		American States Water Co	26,766
2,584		American Water Works Co, Inc	140,079
2,349		Aqua America, Inc	61,896
77		Artesian Resources Corp	1,647
1,866	e	Atlantic Power Corp	5,243
1,407		Atmos Energy Corp	77,807
912		Avista Corp	31,172
656		Black Hills Corp	33,089
641		California Water Service Group	15,711
5,965	*	Calpine Corp	136,420
5,931		Centerpoint Energy, Inc	121,052
160		Chesapeake Utilities Corp	8,098
937		Cleco Corp	51,085
3,809		CMS Energy Corp	132,972
146		Connecticut Water Service, Inc	5,304
4,295		Consolidated Edison, Inc	261,995
8,473		Dominion Resources, Inc	600,482
2,613		DTE Energy Co	210,843
10,262		Duke Energy Corp	787,916
1,744	*	Dynegy, Inc	54,814
4,658		Edison International	290,985
600		El Paso Electric Co	23,184
864		Empire District Electric Co	21,444
2,533		Entergy Corp	196,282
4,467		Eversource Energy	225,673
12,104		Exelon Corp	406,815
6,034		FirstEnergy Corp	211,552
2,066		Great Plains Energy, Inc	55,121
1,618		Hawaiian Electric Industries, Inc	51,970
750		Idacorp, Inc	47,153
1,109		Integrys Energy Group, Inc	79,870
2,281		ITC Holdings Corp	85,378
609		Laclede Group, Inc	31,193
2,660		MDU Resources Group, Inc	56,764
840		MGE Energy, Inc	37,229
214		Middlesex Water Co	4,871
1,140		National Fuel Gas Co	68,776
1,342		New Jersey Resources Corp	41,683
6,331		NextEra Energy, Inc	658,741
4,449		NiSource, Inc	196,468
744		Northwest Natural Gas Co	35,675
691		NorthWestern Corp	37,169
4,874		NRG Energy, Inc	122,776
402	e	NRG Yield, Inc	20,393
2,807		OGE Energy Corp	88,729
697	e	ONE Gas, Inc	30,131
513	e	Ormat Technologies, Inc	19,504
489		Otter Tail Corp	15,731
860		Pattern Energy Group, Inc	24,355
3,547		Pepco Holdings, Inc	95,166
6,567		PG&E Corp	348,511

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,201		Piedmont Natural Gas Co, Inc	$44,329
1,829		Pinnacle West Capital Corp	116,599
1,241		PNM Resources, Inc	36,237
1,142		Portland General Electric Co	42,357
9,654		PPL Corp	324,954
7,128		Public Service Enterprise Group, Inc	298,806
3,138		Questar Corp	74,873
2,025		SCANA Corp	111,355
3,523		Sempra Energy	384,077
210		SJW Corp	6,491
442		South Jersey Industries, Inc	23,992
12,960		Southern Co	573,869
701		Southwest Gas Corp	40,777
3,273		TECO Energy, Inc	63,496
346		TerraForm Power, Inc	12,632
2,418		UGI Corp	78,803
895		UIL Holdings Corp	46,021
126		Unitil Corp	4,381
1,293		Vectren Corp	57,073
840	*,e	Vivint Solar, Inc	10,198
1,868		Westar Energy, Inc	72,404
691		WGL Holdings, Inc	38,972
3,224		Wisconsin Energy Corp	159,588
7,268		Xcel Energy, Inc	252,999
142		York Water Co	3,448

		TOTAL UTILITIES	10,193,835

		TOTAL COMMON STOCKS (Cost $196,828,484)	333,310,576

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
303	e,m	Magnum Hunter Resources Corp	0

		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
118	*,m	Forest Laboratories, Inc CVR	112
104	*,m	Furiex Pharmaceuticals, Inc	1,016
499	m	Trius Therapeutics, Inc	65

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,193

SOFTWARE & SERVICES - 0.0%
299	*,m	Gerber Scientific, Inc	0

		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
710	m	Leap Wireless International, Inc	1,789

		TOTAL TELECOMMUNICATION SERVICES	1,789

		TOTAL RIGHTS / WARRANTS (Cost $2,813)	2,982

SHORT-TERM INVESTMENTS - 2.6%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.6%
8,726,484	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	8,726,484

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	8,726,484

		TOTAL SHORT-TERM INVESTMENTS (Cost $8,726,484)	8,726,484

		TOTAL INVESTMENTS - 102.5% (Cost $205,557,781)	342,040,042
		OTHER ASSETS & LIABILITIES, NET - (2.5)%	(8,261,765)

		NET ASSETS - 100.0%	$333,778,277

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,439,683.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS- International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUSTRALIA - 0.6%
24,075		BHP Billiton Ltd	$559,600

		TOTAL AUSTRALIA	559,600

BELGIUM - 0.2%
6,016		Fagron NV	234,253

		TOTAL BELGIUM	234,253

CHINA - 0.5%
682,000	*	Intime Retail Group Co Ltd	474,338

		TOTAL CHINA	474,338

FRANCE - 20.6%
107,423		Accor S.A.	5,601,688
4,615		Aeroports de Paris	551,604
7,338		BNP Paribas	446,488
43,848		Compagnie de Saint-Gobain	1,925,247
1,960		Eiffage S.A.	116,650
32,721		Essilor International S.A.	3,756,866
1,219		Nexity	50,978
51,346		Renault S.A.	4,663,759
118,692		Rexel S.A.	2,238,030
18,264		Vinci S.A.	1,043,490

		TOTAL FRANCE	20,394,800

GERMANY - 14.1%
68,603	e	Adidas-Salomon AG.	5,417,117
167,417	*	Commerzbank AG.	2,300,510
15,446		Henkel KGaA (Preference)	1,814,308
21,706		Linde AG.	4,413,898

		TOTAL GERMANY	13,945,833

HONG KONG - 0.0%
508		Hong Kong Exchanges and Clearing Ltd	12,452

		TOTAL HONG KONG	12,452

INDIA - 9.9%
58,464		Ceat Ltd	751,698
8,972		Eicher Motors Ltd	2,282,363
158,064		HDFC Bank Ltd	2,586,203
140,221		IndusInd Bank Ltd	1,987,812
80,711		Larsen & Toubro Ltd	2,217,510

		TOTAL INDIA	9,825,586

INDONESIA - 0.6%
976,500		PT Indofood Sukses Makmur Tbk	556,080

		TOTAL INDONESIA	556,080

JAPAN - 16.8%
1,600		Daikin Industries Ltd	106,966
15,900		Don Quijote Co Ltd	1,292,482
550	*	Fanuc Ltd	120,073
3,000		Fast Retailing Co Ltd	1,159,974

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

36,700	*	Hoya Corp	$1,469,259
1,103		Kao Corp	55,077
980		Komatsu Ltd	19,211
109,800		Mazda Motor Corp	2,224,749
993		Mitsubishi Corp	19,953
8,016		Mitsubishi Electric Corp	95,162
11,000		Mitsubishi Heavy Industries Ltd	60,525
29,153		Mitsubishi UFJ Financial Group, Inc	180,557
5,000		Mitsui Trust Holdings, Inc	20,770
9,500		Murata Manufacturing Co Ltd	1,304,722
31,000		NGK Insulators Ltd	660,503
550		Nitto Denko Corp	36,726
15,800		NKSJ Holdings, Inc	491,196
1,050	e	NOK Corp	31,571
1,453	*	Nomura Holdings, Inc	8,534
84,425	*	Olympus Corp	3,130,104
110,850	*	Sony Corp	2,964,528
1,750	e	Sumitomo Corp	18,674
2,200		Sumitomo Metal Mining Co Ltd	32,155
2,000		Suruga Bank Ltd	41,533
12,300	*	Toyota Motor Corp	858,586
27,800	e	Yumeshin Holdings Co Ltd	206,637

		TOTAL JAPAN	16,610,227

MEXICO - 0.4%
8,500	e	Grupo Financiero Banorte S.A. de C.V.	49,328
175,000		Qualitas Controladora SAB de C.V.	312,977

		TOTAL MEXICO	362,305

NETHERLANDS - 6.0%
1,572		ASML Holding NV	159,369
40,061	*,g	GrandVision NV	943,140
29,166		Heineken NV	2,226,144
178,367	*	ING Groep NV	2,612,716
64		Royal Dutch Shell plc (A Shares)	1,903

		TOTAL NETHERLANDS	5,943,272

SPAIN - 0.6%
31,958		Endesa S.A.	616,944

		TOTAL SPAIN	616,944

SWEDEN - 5.3%
81,798	e	SKF AB (B Shares)	2,112,105
260,939	e	Volvo AB (B Shares)	3,157,942

		TOTAL SWEDEN	5,270,047

SWITZERLAND - 7.5%
17,419		Adecco S.A.	1,447,927
3,572		Burckhardt Compression Holding AG.	1,374,822
2,318		Geberit AG.	867,432
21		Givaudan S.A.	37,939
11,753		Holcim Ltd	875,627
14,934		Swatch Group AG. (Registered)	1,251,665
7,040	*	UBS AG.	132,008
4,167		Zurich Financial Services AG.	1,408,455

		TOTAL SWITZERLAND	7,395,875

UNITED KINGDOM - 15.9%
7,719		ARM Holdings plc	125,366
24,747		Associated British Foods plc	1,032,769
11,074		Barclays plc	39,972
410,667		Sky plc	6,041,727

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

91,815		Essentra plc	$1,349,656
947,364		Group 4 Securicor plc	4,152,699
8,913	*	Indivior plc	25,121
692,054		Man Group plc	2,087,480
4,035		Reckitt Benckiser Group plc	346,629
16,992		Reed Elsevier plc	292,227
4,264		Rio Tinto plc	175,834

		TOTAL UNITED KINGDOM	15,669,480

		TOTAL COMMON STOCKS (Cost $88,828,673)	97,871,092

SHORT-TERM INVESTMENTS - 7.2%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 7.2%
7,143,197	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	7,143,197

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	7,143,197

		TOTAL SHORT-TERM INVESTMENTS (Cost $7,143,197)	7,143,197

		TOTAL INVESTMENTS - 106.2% (Cost $95,971,870)	105,014,289
		OTHER ASSETS & LIABILITIES, NET - (6.2)%	(6,181,499)

		NET ASSETS - 100.0%	$98,832,790

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,744,959.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2015, the total value of these securities amounted to $943,140 or 1.0% of net assets.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

March 31, 2015

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$33,969,249	34.4%
INDUSTRIALS	24,795,525	25.1
FINANCIALS	14,769,969	14.9
MATERIALS	7,481,435	7.6
HEALTH CARE	7,146,344	7.2
CONSUMER STAPLES	6,031,007	6.1
INFORMATION TECHNOLOGY	3,058,716	3.1
UTILITIES	616,944	0.6
ENERGY	1,903	0.0
SHORT-TERM INVESTMENTS	7,143,197	7.2
OTHER ASSETS & LIABILITIES, NET	(6,181,499)	(6.2)

NET ASSETS	$98,832,790	100.0%

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.4%

AUTOMOBILES & COMPONENTS - 0.1%
$ 49,875	i	Dealer Tire LLC	5.500%	12/22/21	$50,530
74,625	i	Gates Global LLC	4.250	07/05/21	74,299
135,000	i	INA Beteiligungsgesellschaft mbH	4.250	05/15/20	135,863

		TOTAL AUTOMOBILES & COMPONENTS			260,692

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
159,952	i	AECOM Technology Corp	3.750	10/17/21	161,310
90,429	i	Capital Safety North America	3.750	03/29/21	88,846
59,850	i	Creative Artists Agency LLC	5.500	12/17/21	60,449

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			310,605

CONSUMER DURABLES & APPAREL - 0.1%
148,875	i	Libbey Glass, Inc	3.750	04/09/21	147,945
99,250	i	Otter Products LLC	5.750	06/03/20	98,588

		TOTAL CONSUMER DURABLES & APPAREL			246,533

CONSUMER SERVICES - 0.1%
133,912	i	Spin Holdco, Inc	4.250	11/14/19	133,354

		TOTAL CONSUMER SERVICES			133,354

DIVERSIFIED FINANCIALS - 0.1%
99,248	i	TransUnion LLC	4.000	04/09/21	99,187

		TOTAL DIVERSIFIED FINANCIALS			99,187

ENERGY - 0.0%
2,950	i	Granite Acquisition, Inc	5.000	12/19/21	2,985
66,882	i	Granite Acquisition, Inc	5.000	12/19/21	67,663

		TOTAL ENERGY			70,648

FOOD & STAPLES RETAILING - 0.0%
100,000	i	Albertson’s Holdings LLC	5.500	08/25/21	100,792

		TOTAL FOOD & STAPLES RETAILING			100,792

FOOD, BEVERAGE & TOBACCO - 0.0%
46,322	i	HJ Heinz Co	3.250	06/05/20	46,379
54,724	i	Post Holdings, Inc	3.750	06/02/21	54,808

		TOTAL FOOD, BEVERAGE & TOBACCO			101,187

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
88,146	i	Capsugel Holdings US, Inc	3.500	08/01/18	87,969
69,647	i	CHS/Community Health Systems	4.250	01/27/21	69,971
99,437	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	99,573
99,246	i	Kinetic Concepts, Inc	4.000	11/04/16	99,147

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			356,660

MATERIALS - 0.2%
120,000	i	Crown Americas LLC	4.000	10/24/21	121,007
69,825	i	Eco Services Operations LLC	4.750	12/04/21	70,000

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 96,129		Minerals Technologies, Inc	4.000%	05/09/21	$96,489
165,185	i	Signode Industrial Group US, Inc	3.750	05/01/21	163,998
40,000	i	Solenis International LP	7.750	07/31/22	38,675

		TOTAL MATERIALS			490,169

MEDIA - 0.1%
146,626	i	CSC Holdings LLC	2.678	04/17/20	145,893
90,510	i	MTL Publishing LLC	3.750	06/29/18	90,346
97,981	i	Univision Communications, Inc	4.000	03/01/20	97,736

		TOTAL MEDIA			333,975

RETAILING - 0.0%
83,395	i	Stater Bros Markets	4.750	05/12/21	83,187

		TOTAL RETAILING			83,187

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
142,480	i	Avago Technologies Ltd	3.750	05/06/21	142,685

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			142,685

SOFTWARE & SERVICES - 0.2%
155,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	145,312
69,648	i	IMS Health, Inc	3.500	03/17/21	69,339
49,874	i	Mitchell International, Inc	4.500	10/12/20	49,864
45,913	i	P2 Lower Acquisition LLC	5.500	10/22/20	45,798
74,813	i	ProQuest LLC	5.250	10/24/21	74,883

		TOTAL SOFTWARE & SERVICES			385,196

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
69,650	i	Sensata Technologies BV	3.500	10/08/21	69,987
19,545	i	Zebra Technologies Corp	4.750	10/27/21	19,756

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			89,743

TELECOMMUNICATION SERVICES - 0.1%
195,500	i	Windstream Corp	3.500	01/23/20	195,297

		TOTAL TELECOMMUNICATION SERVICES			195,297

		TOTAL BANK LOAN OBLIGATIONS (Cost $3,395,428)			3,399,910

BONDS - 95.0%

CORPORATE BONDS - 41.8%

AUTOMOBILES & COMPONENTS - 0.2%
75,000	g	Gates Global LLC	6.000	07/15/22	70,781
300,000		Johnson Controls, Inc	4.625	07/02/44	321,793
175,000		Magna International, Inc	3.625	06/15/24	178,294

		TOTAL AUTOMOBILES & COMPONENTS			570,868

BANKS - 5.9%
200,000	g	Akbank TAS	5.125	03/31/25	196,500
200,000		Bank of America Corp	5.300	03/15/17	213,567
1,000,000		Bank of America Corp	2.600	01/15/19	1,017,792
500,000		Bank of America Corp	2.650	04/01/19	509,467
500,000		Bank of America Corp	4.000	01/22/25	506,488
50,000		Bank of America Corp	4.875	04/01/44	56,283
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	152,724
225,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	227,124
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	154,559
200,000		Barclays plc	2.750	11/08/19	201,970
325,000		Barclays plc	3.650	03/16/25	325,992
250,000		Branch Banking & Trust Co	2.300	10/15/18	255,803
1,025,000		Capital One Bank USA NA	2.950	07/23/21	1,039,580
60,000		Capital One Bank USA NA	3.375	02/15/23	60,768

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Citigroup, Inc	2.550%	04/08/19	$101,945
200,000		Citigroup, Inc	3.750	06/16/24	209,521
200,000		Citigroup, Inc	5.300	05/06/44	224,831
100,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	103,520
125,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	135,132
300,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	372,900
175,000	g	Credit Agricole S.A.	4.375	03/17/25	176,952
200,000	g	DBS Group Holdings Ltd	2.246	07/16/19	202,268
305,000		Deutsche Bank AG	3.700	05/30/24	312,636
200,000	g	Export Credit Bank of Turkey	5.000	09/23/21	200,500
200,000		Fifth Third Bancorp	2.375	04/25/19	202,912
200,000	g	Hana Bank	4.375	09/30/24	213,115
200,000	g	HSBC Bank plc	1.500	05/15/18	199,883
150,000	g	HSBC Bank plc	4.125	08/12/20	163,531
450,000		HSBC Holdings plc	4.250	03/14/24	472,206
150,000		HSBC USA, Inc	2.250	06/23/19	151,192
250,000		HSBC USA, Inc	2.375	11/13/19	252,221
300,000		HSBC USA, Inc	2.350	03/05/20	301,779
500,000		JPMorgan Chase & Co	3.875	02/01/24	528,924
100,000	i	JPMorgan Chase & Co	5.150	12/30/49	97,625
205,000		KeyBank NA	2.500	12/15/19	208,948
150,000		KeyBank NA	2.250	03/16/20	151,035
100,000	g	Macquarie Bank Ltd	2.600	06/24/19	101,416
225,000		Manufacturers & Traders Trust Co	2.100	02/06/20	225,445
175,000		PNC Bank NA	2.200	01/28/19	177,248
225,000		PNC Bank NA	2.250	07/02/19	228,115
150,000		PNC Bank NA	2.700	11/01/22	149,294
600,000		PNC Bank NA	2.950	01/30/23	602,090
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	180,250
500,000		Royal Bank of Canada	1.200	09/19/17	500,156
175,000		Royal Bank of Canada	2.200	07/27/18	178,743
100,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	100,770
75,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	76,639
150,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	151,834
100,000		SunTrust Bank	2.750	05/01/23	99,360
50,000		Toronto-Dominion Bank	2.500	07/14/16	51,136
200,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	201,404
150,000		Union Bank NA	2.125	06/16/17	152,176
125,000		UnionBanCal Corp	3.500	06/18/22	130,631
200,000		US Bancorp	1.650	05/15/17	202,713
370,000		US Bank NA	2.800	01/27/25	369,859
50,000		Westpac Banking Corp	3.000	08/04/15	50,432
200,000		Westpac Banking Corp	2.250	01/17/19	203,849
200,000	g	Zenith Bank plc	6.250	04/22/19	183,000

		TOTAL BANKS			14,218,753

CAPITAL GOODS - 1.3%
150,000		Caterpillar Financial Services Corp	2.250	12/01/19	152,247
125,000		Caterpillar Financial Services Corp	3.250	12/01/24	129,520
250,000		Caterpillar, Inc	1.500	06/26/17	253,226
100,000	g	EADS Finance BV	2.700	04/17/23	100,437
100,000		Eaton Corp	4.000	11/02/32	105,138
125,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	127,096
925,000		John Deere Capital Corp	1.950	03/04/19	934,173
100,000		Raytheon Co	4.200	12/15/44	107,149
125,000		Rockwell Automation, Inc	2.050	03/01/20	126,228
115,000		Rockwell Automation, Inc	2.875	03/01/25	115,926
100,000	g	Schaeffler Finance BV	4.750	05/15/21	101,000
70,000	g	Sealed Air Corp	5.250	04/01/23	72,975
100,000	g	Stena AB	7.000	02/01/24	97,000
425,000	g	Timken Co	3.875	09/01/24	432,743
125,000		United Technologies Corp	1.800	06/01/17	127,280
50,000		United Technologies Corp	4.500	06/01/42	55,463

		TOTAL CAPITAL GOODS			3,037,601

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
$ 100,000		ADT Corp	6.250%	10/15/21	$106,500
25,000	g	AECOM Technology Corp	5.750	10/15/22	25,875
50,000	g	AECOM Technology Corp	5.875	10/15/24	52,500
250,000		Air Lease Corp	3.875	04/01/21	257,500
150,000		Fluor Corp	3.500	12/15/24	154,643
200,000	g	HPHT Finance 15 Ltd	2.250	03/17/18	200,646
75,000		Republic Services, Inc	3.800	05/15/18	79,504
250,000		Republic Services, Inc	3.550	06/01/22	261,588
150,000		Republic Services, Inc	3.200	03/15/25	150,643
75,000		United Rentals North America, Inc	5.500	07/15/25	76,500
250,000		Waste Management, Inc	2.600	09/01/16	254,547
100,000		Waste Management, Inc	2.900	09/15/22	100,718
50,000		Waste Management, Inc	3.900	03/01/35	51,251
50,000		Waste Management, Inc	4.100	03/01/45	51,097

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,823,512

CONSUMER DURABLES & APPAREL - 0.1%
135,000		DR Horton, Inc	4.750	05/15/17	141,075
100,000		PVH Corp	4.500	12/15/22	101,500
100,000		Whirlpool Corp	3.700	03/01/23	103,156

		TOTAL CONSUMER DURABLES & APPAREL			345,731

CONSUMER SERVICES - 0.2%
200,000	g	1011778 BC / New Red Fin	6.000	04/01/22	207,250
100,000		ARAMARK Corp	5.750	03/15/20	104,500
50,000		GLP Capital LP	4.375	11/01/18	51,375
150,000	g	SABMiller Holdings, Inc	3.750	01/15/22	157,794
43,000	g	Six Flags Entertainment Corp	5.250	01/15/21	44,182
70,000	g	Speedway Motorsports, Inc	5.125	02/01/23	71,050

		TOTAL CONSUMER SERVICES			636,151

DIVERSIFIED FINANCIALS - 5.4%
40,000		Abbey National Treasury Services plc	4.000	04/27/16	41,244
125,000		American Express Centurion Bank	6.000	09/13/17	138,686
1,325,000		American Express Credit Corp	1.300	07/29/16	1,332,476
350,000		American Express Credit Corp	2.125	07/27/18	356,757
725,000		American Express Credit Corp	2.250	08/15/19	735,505
750,000	g,i	Armor Re Ltd	4.015	12/15/16	744,975
50,000		Bank of New York Mellon Corp	5.450	05/15/19	56,952
225,000	g	Bayer US Finance LLC	2.375	10/08/19	228,893
200,000	g	Bayer US Finance LLC	3.375	10/08/24	208,363
200,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	198,960
125,000		BlackRock, Inc	3.500	03/18/24	132,349
75,000		Capital One Financial Corp	1.000	11/06/15	75,090
200,000	g	Comcel Trust	6.875	02/06/24	213,100
125,000		Credit Suisse	2.300	05/28/19	126,275
125,000		Credit Suisse	3.000	10/29/21	127,322
65,000		Ford Motor Credit Co LLC	4.250	02/03/17	68,245
250,000		Ford Motor Credit Co LLC	3.000	06/12/17	257,602
35,000		Ford Motor Credit Co LLC	6.625	08/15/17	38,863
750,000		Ford Motor Credit Co LLC	2.597	11/04/19	759,888
100,000		General Electric Capital Corp	2.200	01/09/20	101,103
750,000		General Electric Capital Corp	3.100	01/09/23	772,487
40,000		General Motors Financial Co, Inc	4.375	09/25/21	42,610
150,000		Goldman Sachs Group, Inc	3.300	05/03/15	150,254
500,000		Goldman Sachs Group, Inc	2.625	01/31/19	510,833
200,000		Goldman Sachs Group, Inc	2.600	04/23/20	202,128
200,000		Goldman Sachs Group, Inc	3.625	01/22/23	206,875
525,000		Goldman Sachs Group, Inc	3.500	01/23/25	535,296
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	32,829
250,000		Goldman Sachs Group, Inc	4.800	07/08/44	277,679
100,000	g	Hyundai Capital America	2.600	03/19/20	101,060
100,000		Icahn Enterprises LP	4.875	03/15/19	101,875

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000	g	ICICI Bank Ltd	3.500%	03/18/20	$205,665
130,000		International Lease Finance Corp	5.750	05/15/16	135,135
100,000		International Lease Finance Corp	3.875	04/15/18	101,500
100,000		International Lease Finance Corp	5.875	08/15/22	111,000
100,000		Legg Mason, Inc	2.700	07/15/19	101,858
100,000		Legg Mason, Inc	3.950	07/15/24	104,346
325,000		Morgan Stanley	1.750	02/25/16	327,096
325,000		Morgan Stanley	1.875	01/05/18	327,177
225,000		Morgan Stanley	2.650	01/27/20	228,543
475,000		Morgan Stanley	3.700	10/23/24	495,226
250,000		Morgan Stanley	6.375	07/24/42	333,464
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	64,782
100,000	g	SUAM Finance BV	4.875	04/17/24	103,500
100,000		Textron, Inc	3.875	03/01/25	103,305
100,000		Toyota Motor Credit Corp	1.375	01/10/18	100,326
375,000		Toyota Motor Credit Corp	2.150	03/12/20	378,478
175,000		Unilever Capital Corp	2.200	03/06/19	178,761
50,000		Unilever Capital Corp	4.250	02/10/21	56,111
350,000		Wells Fargo & Co	1.500	07/01/15	350,920
200,000		Wells Fargo & Co	4.100	06/03/26	210,730

		TOTAL DIVERSIFIED FINANCIALS			12,894,497

ENERGY - 3.7%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	53,333
30,000		Anadarko Petroleum Corp	6.950	06/15/19	35,393
100,000		Apache Corp	1.750	04/15/17	100,782
375,000		Ashland, Inc	3.875	04/15/18	384,375
250,000		BP Capital Markets plc	1.375	05/10/18	248,839
300,000		BP Capital Markets plc	2.315	02/13/20	302,518
50,000	g	California Resources Corp	5.000	01/15/20	45,125
165,000	g	Calumet Specialty Products Partners LP	6.500	04/15/21	160,050
50,000	i	Chesapeake Energy Corp	3.503	04/15/19	48,125
250,000		Chevron Corp	2.355	12/05/22	246,979
150,000		Concho Resources, Inc	5.500	04/01/23	151,125
200,000		ConocoPhillips Co	3.350	11/15/24	206,100
105,000		Continental Resources, Inc	5.000	09/15/22	103,556
50,000		Devon Energy Corp	4.750	05/15/42	53,481
100,000		Ecopetrol S.A.	4.125	01/16/25	95,738
100,000		Ecopetrol S.A.	5.875	05/28/45	93,750
25,000		Enbridge Energy Partners LP	5.200	03/15/20	27,551
200,000		Enterprise Products Operating LLC	3.750	02/15/25	206,871
250,000		Enterprise Products Operating LLC	5.100	02/15/45	280,116
75,000		EOG Resources, Inc	2.625	03/15/23	74,923
175,000		EOG Resources, Inc	3.150	04/01/25	178,473
75,000		Exterran Partners LP	6.000	10/01/22	68,250
275,000		Exxon Mobil Corp	1.912	03/06/20	277,672
75,000		Exxon Mobil Corp	2.709	03/06/25	75,764
375,000		Exxon Mobil Corp	3.567	03/06/45	388,881
100,000		Husky Energy, Inc	3.950	04/15/22	101,600
250,000	g	Indo Energy Finance II BV	6.375	01/24/23	165,000
50,000		Marathon Petroleum Corp	3.500	03/01/16	51,088
100,000		Marathon Petroleum Corp	3.625	09/15/24	101,140
100,000		Noble Energy, Inc	3.900	11/15/24	101,734
25,000		Noble Energy, Inc	5.250	11/15/43	26,129
25,000		Noble Energy, Inc	5.050	11/15/44	26,235
25,000		Noble Holding International Ltd	3.450	08/01/15	25,105
100,000		Noble Holding International Ltd	4.000	03/16/18	100,539
75,000		Noble Holding International Ltd	4.900	08/01/20	72,653
200,000		ONE Gas, Inc	2.070	02/01/19	202,636
100,000		ONE Gas, Inc	3.610	02/01/24	107,148
100,000	i	Petrobras Global Finance BV	1.881	05/20/16	94,510
50,000		Petrobras Global Finance BV	2.000	05/20/16	47,825
50,000		Petrobras Global Finance BV	3.250	03/17/17	46,125
100,000	i	Petrobras Global Finance BV	2.393	01/15/19	86,625

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		Petrobras International Finance Co	3.875%	01/27/16	$49,044
50,000		Petrobras International Finance Co	3.500	02/06/17	46,792
50,000		Petroleos Mexicanos	3.500	07/18/18	52,000
20,000		Petroleos Mexicanos	8.000	05/03/19	23,925
100,000	g	Petroleos Mexicanos	3.500	07/23/20	102,250
30,000	g	Petroleos Mexicanos	4.250	01/15/25	30,407
100,000	g	Petroleos Mexicanos	4.500	01/23/26	101,900
40,000		Petroleos Mexicanos	5.500	06/27/44	40,350
187,500	g	Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	194,438
200,000	g	Petronas Capital Ltd	3.125	03/18/22	201,497
125,000		Phillips 66	4.875	11/15/44	133,881
45,000		Pioneer Natural Resources Co	7.500	01/15/20	53,439
575,000		Plains All American Pipeline LP	3.600	11/01/24	577,298
45,000		Precision Drilling Corp	6.500	12/15/21	41,738
32,000		Questar Market Resources, Inc	6.875	03/01/21	34,000
17,000		Regency Energy Partners LP	5.875	03/01/22	18,445
250,000	g	Reliance Industries Ltd	4.125	01/28/25	252,115
100,000		Rosetta Resources, Inc	5.625	05/01/21	94,000
75,000		Shell International Finance BV	2.375	08/21/22	74,726
125,000		Southwestern Energy Co	4.050	01/23/20	129,169
100,000		Southwestern Energy Co	4.100	03/15/22	98,398
100,000		Statoil ASA	1.200	01/17/18	99,703
200,000		Statoil ASA	2.450	01/17/23	196,796
125,000		Statoil ASA	4.250	11/23/41	133,981
125,000		Suncor Energy, Inc	3.600	12/01/24	127,713
50,000		Talisman Energy, Inc	3.750	02/01/21	49,197
50,000	g	Targa Resources Partners LP	5.000	01/15/18	51,500
150,000		Total Capital International S.A.	1.500	02/17/17	151,835
100,000		TransCanada PipeLines Ltd	5.850	03/15/36	120,050
55,000	g	Ultra Petroleum Corp	6.125	10/01/24	47,163
85,000		Vale Overseas Ltd	4.375	01/11/22	81,708
25,000		Vale Overseas Ltd	6.875	11/21/36	24,180

		TOTAL ENERGY			8,697,500

FOOD & STAPLES RETAILING - 0.3%
50,000		CVS Caremark Corp	3.250	05/18/15	50,168
125,000		CVS Caremark Corp	4.000	12/05/23	135,499
175,000		CVS Caremark Corp	3.375	08/12/24	181,476
140,000		Ingles Markets, Inc	5.750	06/15/23	145,250
150,000		Kroger Co	2.950	11/01/21	152,919

		TOTAL FOOD & STAPLES RETAILING			665,312

FOOD, BEVERAGE & TOBACCO - 1.3%
400,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	355,800
200,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	203,957
200,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	201,200
125,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	123,322
100,000		Constellation Brands, Inc	3.875	11/15/19	103,000
150,000		Diageo Capital plc	2.625	04/29/23	149,197
150,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	143,865
100,000		General Mills, Inc	2.200	10/21/19	100,838
200,000	g	Gruma SAB de C.V.	4.875	12/01/24	211,250
85,000	g	JM Smucker Co	3.500	03/15/25	87,381
100,000		Kraft Foods Group, Inc	5.000	06/04/42	111,188
100,000		Mondelez International, Inc	4.125	02/09/16	102,689
300,000		Mondelez International, Inc	4.000	02/01/24	325,847
5,000		PepsiCo, Inc	7.900	11/01/18	6,060
100,000		PepsiCo, Inc	4.250	10/22/44	106,635
32,000	g	Pernod-Ricard S.A.	5.750	04/07/21	37,135
175,000	g	Pernod-Ricard S.A.	4.250	07/15/22	188,611
200,000		Philip Morris International, Inc	3.250	11/10/24	205,329
75,000		Tyson Foods, Inc	3.950	08/15/24	79,236
100,000		Tyson Foods, Inc	4.875	08/15/34	112,747

		TOTAL FOOD, BEVERAGE & TOBACCO			2,955,287

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 1.6%
$ 110,000		Baxter International, Inc	3.200%	06/15/23	$111,589
50,000		Becton Dickinson & Co	1.750	11/08/16	50,540
100,000		Becton Dickinson & Co	3.734	12/15/24	104,743
125,000		Becton Dickinson & Co	4.685	12/15/44	136,639
100,000		CHS/Community Health Systems	6.875	02/01/22	106,375
100,000		Covidien International Finance S.A.	1.350	05/29/15	100,139
100,000		Covidien International Finance S.A.	3.200	06/15/22	103,849
100,000		Express Scripts Holding Co	3.900	02/15/22	106,181
130,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	142,350
40,000		HCA, Inc	6.500	02/15/20	45,040
150,000		HCA, Inc	5.875	03/15/22	165,750
100,000		Laboratory Corp of America Holdings	2.625	02/01/20	100,626
100,000		Laboratory Corp of America Holdings	3.600	02/01/25	100,408
100,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	98,500
375,000		McKesson Corp	4.883	03/15/44	430,403
225,000	g	Medtronic, Inc	2.500	03/15/20	229,875
200,000	g	Medtronic, Inc	3.500	03/15/25	209,254
200,000	g	Medtronic, Inc	4.625	03/15/45	226,722
200,000		Quest Diagnostics, Inc	3.500	03/30/25	200,339
75,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	76,278
100,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	101,404
100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	102,537
125,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	126,685
250,000		Zimmer Holdings, Inc	2.700	04/01/20	253,487
275,000		Zimmer Holdings, Inc	3.550	04/01/25	280,474

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,710,187

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
75,000		Clorox Co	3.800	11/15/21	80,972
125,000		Clorox Co	3.500	12/15/24	127,224
225,000		Ecolab, Inc	2.250	01/12/20	226,407

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			434,603

INSURANCE - 2.1%
125,000		Aetna, Inc	1.500	11/15/17	125,582
100,000		Allstate Corp	3.150	06/15/23	103,291
100,000		Allstate Corp	4.500	06/15/43	113,780
200,000		American International Group, Inc	2.300	07/16/19	202,966
300,000		American International Group, Inc	4.500	07/16/44	322,063
200,000		Children’s Hospital Medic	4.268	05/15/44	212,638
100,000		Chubb Corp	6.000	05/11/37	134,003
20,000		Cigna Corp	5.125	06/15/20	22,863
100,000		Cigna Corp	4.500	03/15/21	112,272
125,000		Cigna Corp	3.250	04/15/25	127,532
100,000	g	Five Corners Funding Trust	4.419	11/15/23	107,282
100,000		Hartford Financial Services Group, Inc	4.000	10/15/17	106,465
25,000		Lincoln National Corp	7.000	06/15/40	34,608
250,000	g,i	Merna Reinsurance IV Ltd	2.520	04/08/16	250,850
50,000	g	MetLife Institutional Funding II	1.625	04/02/15	50,000
100,000		MetLife, Inc	6.750	06/01/16	106,719
300,000		MetLife, Inc	4.368	09/15/23	333,125
225,000		MetLife, Inc	3.000	03/01/25	225,491
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,848
150,000		Progressive Corp	3.750	08/23/21	162,786
175,000		Prudential Financial, Inc	5.400	06/13/35	206,223
100,000		Prudential Financial, Inc	5.100	08/15/43	112,365
475,000	i	Prudential Financial, Inc	5.200	03/15/44	483,550
100,000	g	Prudential Funding LLC	6.750	09/15/23	124,543
100,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	99,832
125,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	133,734
25,000		Travelers Cos, Inc	5.800	05/15/18	28,229
125,000		UnitedHealth Group, Inc	0.850	10/15/15	125,248
100,000		UnitedHealth Group, Inc	1.400	10/15/17	100,952

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 250,000		WellPoint, Inc	3.125%	05/15/22	$253,437
150,000		WellPoint, Inc	4.625	05/15/42	162,612
150,000		Willis Group Holdings plc	4.125	03/15/16	153,893
25,000		WR Berkley Corp	5.375	09/15/20	28,266

		TOTAL INSURANCE			4,968,048

MATERIALS - 2.3%
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	38,442
50,000		Alcoa, Inc	5.125	10/01/24	53,516
60,000		ArcelorMittal	5.250	02/25/17	62,400
200,000		Barrick North America Finance LLC	4.400	05/30/21	205,393
75,000	g	Cascades, Inc	5.500	07/15/22	76,125
200,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	204,799
200,000	g	Cemex Finance LLC	6.000	04/01/24	199,500
100,000		Corning, Inc	1.450	11/15/17	100,418
107,000		Crown Americas LLC	6.250	02/01/21	112,751
105,000		Crown Americas LLC	4.500	01/15/23	105,919
425,000		Dow Chemical Co	3.500	10/01/24	431,587
100,000		Eastman Chemical Co	3.800	03/15/25	103,706
200,000	g	Georgia-Pacific LLC	2.539	11/15/19	202,768
450,000	g	Glencore Funding LLC	2.500	01/15/19	450,217
125,000	g	Glencore Funding LLC	4.625	04/29/24	129,614
100,000		Hexion US Finance Corp	6.625	04/15/20	91,500
725,000		International Paper Co	4.750	02/15/22	801,495
50,000		International Paper Co	4.800	06/15/44	51,439
200,000	g	Israel Chemicals Ltd	4.500	12/02/24	203,240
200,000	g	Klabin Finance S.A.	5.250	07/16/24	194,000
150,000		LyondellBasell Industries NV	4.625	02/26/55	148,308
100,000		Monsanto Co	2.200	07/15/22	97,043
100,000		Monsanto Co	4.200	07/15/34	107,174
125,000		Nucor Corp	4.000	08/01/23	131,161
200,000	g	OCP S.A.	5.625	04/25/24	217,500
150,000		Packaging Corp of America	3.650	09/15/24	150,827
50,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	50,978
85,000		Rio Tinto Finance USA plc	2.250	12/14/18	86,391
225,000		Sherwin-Williams Co	1.350	12/15/17	225,288
25,000	g	Steel Dynamics, Inc	5.125	10/01/21	25,156
100,000		Teck Resources Ltd	2.500	02/01/18	99,622
100,000		Teck Resources Ltd	3.750	02/01/23	93,656
25,000		Teck Resources Ltd	6.000	08/15/40	23,789
25,000		Teck Resources Ltd	5.200	03/01/42	22,080
225,000	g	Union Andina de Cementos SAA	5.875	10/30/21	227,475

		TOTAL MATERIALS			5,525,277

MEDIA - 2.2%
100,000		AMC Entertainment, Inc	5.875	02/15/22	103,750
175,000	g	British Sky Broadcasting Group plc	2.625	09/16/19	177,717
150,000		CBS Corp	2.300	08/15/19	150,023
50,000		CBS Corp	4.600	01/15/45	50,948
100,000		CCOH Safari LLC	5.750	12/01/24	103,000
100,000		Cinemark USA, Inc	4.875	06/01/23	99,500
475,000		Comcast Corp	4.250	01/15/33	512,162
175,000		DIRECTV Holdings LLC	4.450	04/01/24	186,898
175,000		DISH DBS Corp	4.250	04/01/18	175,875
15,000	g	Gannett Co, Inc	4.875	09/15/21	15,300
80,000	g	Gannett Co, Inc	5.500	09/15/24	83,700
200,000		Grupo Televisa SAB	5.000	05/13/45	208,204
100,000		Lamar Media Corp	5.875	02/01/22	105,250
100,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	100,634
125,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	125,784
500,000		News America, Inc	3.000	09/15/22	506,024
50,000		News America, Inc	6.900	08/15/39	69,148
50,000	g	Nielsen Finance LLC	5.000	04/15/22	50,312
120,000	g	Numericable Group S.A.	6.000	05/15/22	121,800

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000		Outfront Media Capital LLC	5.250%	02/15/22	$209,500
200,000		Time Warner Cable, Inc	4.000	09/01/21	214,074
75,000		Time Warner Cable, Inc	5.875	11/15/40	89,710
100,000		Time Warner Cable, Inc	4.500	09/15/42	103,405
50,000		Time Warner, Inc	3.150	07/15/15	50,380
450,000		Time Warner, Inc	2.100	06/01/19	452,286
50,000		Time Warner, Inc	6.500	11/15/36	64,895
250,000		Time Warner, Inc	4.900	06/15/42	276,567
150,000		Time Warner, Inc	4.650	06/01/44	161,607
104,000	g	Time, Inc	5.750	04/15/22	101,660
200,000	g	Univision Communications, Inc	5.125	05/15/23	203,000
115,000		Viacom, Inc	2.500	12/15/16	117,565
125,000		Viacom, Inc	5.850	09/01/43	140,731

		TOTAL MEDIA			5,131,409

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
375,000		Abbott Laboratories	2.000	03/15/20	377,434
375,000		Abbott Laboratories	2.950	03/15/25	379,454
100,000		Actavis Funding SCS	3.000	03/12/20	102,447
150,000		Actavis Funding SCS	3.800	03/15/25	154,679
275,000		Amgen, Inc	2.200	05/22/19	278,553
170,000	g	Endo Finance LLC & Endo Finco, Inc	7.000	07/15/19	177,225
100,000		Gilead Sciences, Inc	2.350	02/01/20	102,750
275,000		Gilead Sciences, Inc	3.700	04/01/24	293,646
65,000		Life Technologies Corp	3.500	01/15/16	66,274
250,000		Merck & Co, Inc	1.850	02/10/20	251,366
75,000		Mylan, Inc	2.550	03/28/19	75,393
172,000	g	Mylan, Inc	7.875	07/15/20	181,720
100,000		Perrigo Co plc	4.000	11/15/23	104,488
100,000		Perrigo Finance plc	4.900	12/15/44	107,176
275,000	g	Roche Holdings, Inc	2.250	09/30/19	279,026
225,000	g	Roche Holdings, Inc	3.350	09/30/24	235,961
100,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	103,875
100,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	101,500

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,372,967

REAL ESTATE - 0.9%
30,000		AMB Property LP	4.500	08/15/17	32,113
150,000		Brandywine Operating Partnership LP	4.100	10/01/24	152,555
35,000		Camden Property Trust	4.625	06/15/21	38,371
100,000		Camden Property Trust	2.950	12/15/22	97,975
100,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	106,400
100,000		Developers Diversified Realty Corp	4.750	04/15/18	107,638
40,000		Developers Diversified Realty Corp	7.875	09/01/20	49,852
100,000		Equity One, Inc	3.750	11/15/22	101,485
75,000		Essex Portfolio LP	3.375	01/15/23	75,825
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	28,244
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	100,175
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	100,178
225,000		Kilroy Realty LP	3.800	01/15/23	230,490
100,000		Mid-America Apartments LP	4.300	10/15/23	106,825
125,000		Mid-America Apartments LP	3.750	06/15/24	128,064
50,000		National Retail Properties, Inc	3.800	10/15/22	51,839
100,000		National Retail Properties, Inc	3.300	04/15/23	99,865
100,000		Simon Property Group LP	2.800	01/30/17	102,865
40,000		Simon Property Group LP	10.350	04/01/19	51,848
15,000		Ventas Realty LP	3.125	11/30/15	15,213
50,000		Ventas Realty LP	3.750	05/01/24	51,366
50,000		Weingarten Realty Investors	3.375	10/15/22	49,909
100,000		Weingarten Realty Investors	3.500	04/15/23	100,482
100,000		Weingarten Realty Investors	4.450	01/15/24	106,542

		TOTAL REAL ESTATE			2,086,119

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

RETAILING - 1.1%
$ 15,000	g	Family Tree Escrow LLC	5.750%	03/01/23	$15,750
125,000		Home Depot, Inc	2.250	09/10/18	129,106
275,000		Home Depot, Inc	2.000	06/15/19	279,832
132,000		Limited Brands, Inc	6.625	04/01/21	151,207
125,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	124,264
70,000	g	Men’s Wearhouse, Inc	7.000	07/01/22	73,675
35,000		O’Reilly Automotive, Inc	4.625	09/15/21	38,680
725,000		O’Reilly Automotive, Inc	3.800	09/01/22	757,376
175,000		Priceline Group, Inc	3.650	03/15/25	178,092
510,000	g	QVC, Inc	7.375	10/15/20	529,125
100,000		QVC, Inc	5.125	07/02/22	106,299
100,000		Sally Holdings LLC	5.750	06/01/22	106,375
100,000	g	Tiffany & Co	3.800	10/01/24	101,647

		TOTAL RETAILING			2,591,428

SOFTWARE & SERVICES - 0.8%
175,000		Adobe Systems, Inc	3.250	02/01/25	176,735
100,000		Equinix, Inc	4.875	04/01/20	103,250
1,170,000		Fidelity National Information Services, Inc	5.000	03/15/22	1,240,547
150,000		Microsoft Corp	3.500	02/12/35	149,620
100,000		NCR Corp	5.875	12/15/21	104,250
50,000	g	Open Text Corp	5.625	01/15/23	51,875

		TOTAL SOFTWARE & SERVICES			1,826,277

TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
200,000		Amphenol Corp	3.125	09/15/21	204,985
100,000		CC Holdings GS V LLC	2.381	12/15/17	100,817
82,000		Flextronics International Ltd	4.625	02/15/20	85,997
500,000		General Electric Co	0.850	10/09/15	501,570
100,000		General Electric Co	4.125	10/09/42	105,558
175,000		General Electric Co	4.500	03/11/44	196,462
200,000		Hewlett-Packard Co	2.750	01/14/19	205,041
100,000		Hewlett-Packard Co	3.750	12/01/20	104,869
275,000	g	Keysight Technologies, Inc	4.550	10/30/24	277,097
100,000		L-3 Communications Corp	4.950	02/15/21	110,598
200,000	g	Millicom International Cellular S.A.	6.000	03/15/25	199,250
150,000	g	NXP BV	3.750	06/01/18	153,000
50,000		Seagate HDD Cayman	4.750	06/01/23	52,552
150,000	g	Seagate HDD Cayman	4.750	01/01/25	155,324
100,000		Tyco Electronics Group S.A.	2.375	12/17/18	101,865
150,000		Tyco Electronics Group S.A.	3.500	02/03/22	156,485
50,000	g	Zebra Technologies Corp	7.250	10/15/22	53,875

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,765,345

TELECOMMUNICATION SERVICES - 2.8%
200,000	g	Alibaba Group Holding Ltd	2.500	11/28/19	200,069
50,000		American Tower Corp	3.500	01/31/23	49,562
125,000		AT&T, Inc	1.400	12/01/17	124,314
150,000		AT&T, Inc	2.625	12/01/22	146,083
200,000	g	Bharti Airtel International Netherlands BV	5.350	05/20/24	220,250
75,000	g	CommScope Holding Co, Inc	5.000	06/15/21	74,906
75,000	g	CommScope Holding Co, Inc	5.500	06/15/24	75,000
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	152,120
75,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	84,583
200,000	g	ENTEL Chile S.A.	4.750	08/01/26	205,098
125,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	118,125
50,000		Orange S.A.	5.500	02/06/44	59,369
200,000	g	Qtel International Finance Ltd	3.875	01/31/28	197,019
100,000	g	SES	3.600	04/04/23	104,670
100,000	g	SES Global Americas Holdings GP	2.500	03/25/19	100,316
100,000		Sprint Corp	7.250	09/15/21	100,500

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 150,000		Telefonica Emisiones SAU	3.992%	02/16/16	$153,808
200,000		Telefonica Emisiones SAU	4.570	04/27/23	220,081
100,000		T-Mobile USA, Inc	6.731	04/28/22	105,250
50,000		T-Mobile USA, Inc	6.375	03/01/25	51,595
600,000		Verizon Communications, Inc	0.700	11/02/15	600,017
1,045,000		Verizon Communications, Inc	2.625	02/21/20	1,063,869
675,000		Verizon Communications, Inc	3.450	03/15/21	705,946
400,000		Verizon Communications, Inc	4.150	03/15/24	429,688
425,000		Verizon Communications, Inc	4.400	11/01/34	432,968
433,000	g	Verizon Communications, Inc	4.272	01/15/36	429,732
237,000		Verizon Communications, Inc	5.012	08/21/54	245,939
200,000	g	VimpelCom Holdings BV	5.950	02/13/23	172,000
100,000		Windstream Corp	6.375	08/01/23	90,181

		TOTAL TELECOMMUNICATION SERVICES			6,713,058

TRANSPORTATION - 1.7%
275,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	279,516
250,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	259,095
165,000	g	Asciano Finance Ltd	5.000	04/07/18	177,404
175,000		Boeing Co	3.300	03/01/35	173,916
100,000		Boeing Co	3.500	03/01/45	99,214
100,000	g	Bombardier, Inc	5.500	09/15/18	99,875
150,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	156,554
225,000		Canadian Pacific Railway Co	2.900	02/01/25	224,437
100,000	g	Embraer Overseas Ltd	5.696	09/16/23	106,865
100,000	g	ERAC USA Finance LLC	3.300	10/15/22	101,675
100,000	g	ERAC USA Finance LLC	5.625	03/15/42	116,634
125,000		FedEx Corp	2.300	02/01/20	126,299
125,000		FedEx Corp	3.200	02/01/25	126,689
100,000		FedEx Corp	4.100	02/01/45	99,862
221,000		GATX Corp	1.250	03/04/17	220,059
200,000		GATX Corp	2.500	07/30/19	201,542
125,000		GATX Corp	3.250	03/30/25	123,631
200,000		GATX Corp	5.200	03/15/44	224,324
150,000		GATX Corp	4.500	03/30/45	152,252
400,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	393,992
100,000		Southwest Airlines Co	2.750	11/06/19	102,276
250,000	g	TTX Co	3.600	01/15/25	259,398
75,000		Union Pacific Corp	3.375	02/01/35	73,270
100,000		United Parcel Service, Inc	3.125	01/15/21	106,264
100,000		United Parcel Service, Inc	3.625	10/01/42	100,737

		TOTAL TRANSPORTATION			4,105,780

UTILITIES - 4.3%
25,000	i	AES Corp	3.262	06/01/19	24,875
100,000		AES Corp	7.375	07/01/21	112,000
100,000		AES Corp	4.875	05/15/23	96,625
100,000		AGL Capital Corp	4.400	06/01/43	108,452
100,000		Alabama Power Co	3.550	12/01/23	107,002
100,000		Alabama Power Co	4.150	08/15/44	108,246
130,000		AmeriGas Partners LP	6.250	08/20/19	134,875
100,000	g	Argos Merger Sub, Inc	7.125	03/15/23	103,625
75,000		Atmos Energy Corp	8.500	03/15/19	93,163
200,000		Atmos Energy Corp	4.125	10/15/44	213,781
100,000		Berkshire Hathaway Energy Co	3.500	02/01/25	104,137
100,000		Berkshire Hathaway Energy Co	5.150	11/15/43	119,148
125,000		Berkshire Hathaway Energy Co	4.500	02/01/45	136,096
200,000		Black Hills Corp	4.250	11/30/23	215,294
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	200,164
200,000		Carolina Power & Light Co	5.300	01/15/19	226,263

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 65,000	g	Cleopatra Finance Ltd	5.625%	02/15/20	$63,505
200,000	g	Colbun S.A.	4.500	07/10/24	206,114
150,000		Commonwealth Edison Co	4.000	08/01/20	163,940
150,000		Commonwealth Edison Co	3.700	03/01/45	152,243
25,000		Connecticut Light & Power Co	5.500	02/01/19	28,466
200,000		Connecticut Light & Power Co	4.300	04/15/44	224,211
150,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	154,826
150,000	g	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	151,629
100,000		Dominion Gas Holdings LLC	3.600	12/15/24	104,931
125,000		Dominion Gas Holdings LLC	4.600	12/15/44	134,932
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	16,705
75,000		Duke Energy Ohio, Inc	3.800	09/01/23	81,374
150,000		Duke Energy Progress, Inc	4.150	12/01/44	163,867
150,000	g,i	Electricite de France	5.625	12/30/49	159,750
200,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	197,800
25,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	25,907
200,000	g	Eskom Holdings Ltd	5.750	01/26/21	193,040
200,000	g	Eskom Holdings SOC Ltd	7.125	02/11/25	201,500
225,000		Exelon Generation Co LLC	2.950	01/15/20	228,796
50,000		Ferrellgas LP	6.750	01/15/22	50,870
150,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	158,444
50,000		Indiana Michigan Power Co	7.000	03/15/19	59,573
25,000		Integrys Energy Group, Inc	4.170	11/01/20	26,991
200,000	g	Israel Electric Corp Ltd	5.000	11/12/24	207,000
200,000	g	KazMunayGas National Co JSC	4.875	05/07/25	172,500
100,000		LG&E and KU Energy LLC	3.750	11/15/20	105,827
200,000	g	MTN Mauritius Investments Ltd	4.755	11/11/24	200,900
50,000		NiSource Finance Corp	4.800	02/15/44	56,217
100,000		Northeast Utilities	1.450	05/01/18	99,293
150,000		Northeast Utilities	3.150	01/15/25	151,488
100,000		NRG Energy, Inc	6.250	05/01/24	100,750
250,000		NSTAR Electric Co	4.400	03/01/44	282,452
200,000		NTPC Ltd	5.625	07/14/21	225,444
125,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	125,936
100,000	g	Oncor Electric Delivery Co LLC	3.750	04/01/45	100,220
150,000		ONEOK Partners LP	3.800	03/15/20	152,942
150,000		ONEOK Partners LP	3.375	10/01/22	142,313
125,000		Pacific Gas & Electric Co	4.300	03/15/45	134,533
75,000		Pepco Holdings, Inc	2.700	10/01/15	75,596
300,000		PPL Capital Funding, Inc	4.200	06/15/22	326,784
250,000		PPL Electric Utilities Corp	3.000	09/15/21	260,546
50,000		Progress Energy, Inc	7.050	03/15/19	59,665
75,000		Public Service Co of Colorado	3.200	11/15/20	79,811
80,000		Public Service Co of Colorado	4.750	08/15/41	95,610
100,000		Public Service Co of Oklahoma	5.150	12/01/19	112,908
250,000		Republic of Angola Via Northern Lights III BV	7.000	08/16/19	249,582
75,000		San Diego Gas & Electric Co	3.000	08/15/21	78,470
125,000		Sempra Energy	2.875	10/01/22	124,964
300,000		Southern California Edison Co	3.600	02/01/45	301,208
150,000		Spectra Energy Partners LP	4.500	03/15/45	152,268
100,000		Tampa Electric Co	4.100	06/15/42	108,031
55,000		Virginia Electric and Power Co	2.950	01/15/22	56,717
225,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	229,860
250,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	258,488
75,000		Williams Partners LP	4.000	11/15/21	76,989
100,000		Williams Partners LP	4.500	11/15/23	103,687
75,000		Williams Partners LP	4.900	01/15/45	70,338
35,000		Xcel Energy, Inc	4.800	09/15/41	40,564

		TOTAL UTILITIES			10,173,061

		TOTAL CORPORATE BONDS (Cost $96,253,475)			99,248,771

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT BONDS - 33.0%

AGENCY SECURITIES - 0.2%
$ 400,000		Private Export Funding Corp (PEFCO)	2.250%	03/15/20	$408,947
156,250		Totem Ocean Trailer Express, Inc	4.514	12/18/19	165,907

		TOTAL AGENCY SECURITIES			574,854

FOREIGN GOVERNMENT BONDS - 3.2%
200,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	201,750
100,000		Brazilian Government International Bond	2.625	01/05/23	89,850
25,000		Brazilian Government International Bond	7.125	01/20/37	29,687
55,000		Brazilian Government International Bond	5.000	01/27/45	50,875
100,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	109,749
250,000		Canada Government International Bond	0.875	02/14/17	251,229
200,000		Colombia Government International Bond	2.625	03/15/23	188,400
200,000		Colombia Government International Bond	4.000	02/26/24	206,200
200,000		Colombia Government International Bond	5.625	02/26/44	223,500
200,000	g	Costa Rica Government International Bond	7.158	03/12/45	206,000
200,000	g	Croatia Government International Bond	6.250	04/27/17	212,500
DOP 4,500,000	g	Dominican Republic International Bond	10.000	01/05/17	101,826
$ 200,000	g	Dominican Republic International Bond	5.500	01/27/25	206,500
200,000	g	El Salvador Government International Bond	6.375	01/18/27	200,000
100,000		European Investment Bank	4.875	02/15/36	134,580
200,000		Export-Import Bank of Korea	1.250	11/20/15	200,577
200,000		Export-Import Bank of Korea	1.750	02/27/18	199,793
200,000		Export-Import Bank of Korea	2.250	01/21/20	201,926
250,000		Federative Republic of Brazil	12.500	01/05/16	78,489
175,000		Federative Republic of Brazil	6.000	01/17/17	187,469
EUR 330,000	g	Hellenic Republic Government Bond	4.750	04/17/19	234,537
$ 100,000		Hungary Government International Bond	5.375	03/25/24	112,125
200,000	g	Indonesia Government International Bond	4.125	01/15/25	205,250
35,000		Italy Government International Bond	6.875	09/27/23	45,238
200,000	g	Kazakhstan Government International Bond	3.875	10/14/24	184,780
200,000	g	Kenya Government International Bond	5.875	06/24/19	205,850
200,000	g	Kenya Government International Bond	6.875	06/24/24	208,850
200,000	g,i	Kommunalbanken AS.	0.441	02/20/18	200,511
100,000		Korea Development Bank	2.500	03/11/20	101,760
250,000	g	Korea Housing Finance Corp	1.625	09/15/18	246,468
200,000		Mexico Government International Bond	4.600	01/23/46	205,000
200,000		Panama Government International Bond	4.000	09/22/24	209,500
200,000		Philippine Government International Bond	4.200	01/21/24	224,000
200,000		Philippine Government International Bond	3.950	01/20/40	212,250
175,000		Poland Government International Bond	4.000	01/22/24	192,150
200,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	199,150
ZAR 2,952,000		South Africa Government Bond	8.250	09/15/17	250,892
$ 200,000		South Africa Government International Bond	5.375	07/24/44	214,920
100,000		Turkey Government International Bond	5.625	03/30/21	109,375
200,000		Turkey Government International Bond	3.250	03/23/23	189,178
200,000		Turkey Government International Bond	5.750	03/22/24	222,420
100,000		United Mexican States	5.125	01/15/20	112,100
70,000		Uruguay Government International Bond	5.100	06/18/50	72,800
200,000	g	Vietnam Government International Bond	4.800	11/19/24	208,250

		TOTAL FOREIGN GOVERNMENT BONDS			7,648,254

MORTGAGE BACKED - 20.7%
396,399		Federal Home Loan Mortgage Corp (FHLMC)	4.000	10/15/23	429,433
79,301		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19	84,034
7,020		FGLMC	4.500	01/01/20	7,373
33,379		FGLMC	4.500	07/01/20	35,745
7,836		FGLMC	5.000	04/01/23	8,526
26,427		FGLMC	4.000	07/01/24	28,117
9,371		FGLMC	4.500	09/01/24	10,103
1,674		FGLMC	6.000	03/01/33	1,902
108,259		FGLMC	5.000	11/01/33	121,410
153,052		FGLMC	6.000	11/01/33	176,101

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 24,834	FGLMC	5.000%	05/01/34	$27,652
18,534	FGLMC	6.000	09/01/34	21,323
15,043	FGLMC	6.000	04/01/35	17,101
6,848	FGLMC	5.000	02/01/36	7,607
1,289	FGLMC	6.500	05/01/36	1,477
56,844	FGLMC	6.000	08/01/37	64,729
17,305	FGLMC	6.500	09/01/37	21,176
11,590	FGLMC	6.500	11/01/37	13,281
40,699	FGLMC	5.000	04/01/38	45,527
9,062	FGLMC	6.500	05/01/38	10,384
547,884	FGLMC	5.000	09/01/38	606,794
9,414	FGLMC	5.500	01/01/39	10,558
32,330	FGLMC	5.000	07/01/39	35,828
506,711	FGLMC	4.500	12/01/39	561,046
62,990	FGLMC	5.000	01/01/40	69,901
917,255	FGLMC	3.500	09/01/42	963,568
4,836,175	FGLMC	3.500	04/01/44	5,114,800
1,160,372	FGLMC	3.500	05/01/44	1,226,072
286,658	FGLMC	4.000	08/01/44	311,482
15,049	Federal National Mortgage Association (FNMA)	5.500	04/01/18	15,814
13,279	FNMA	5.500	05/01/18	13,955
15,388	FNMA	4.500	03/01/19	16,154
6,495	FNMA	4.500	06/01/19	6,823
79,838	FNMA	5.500	07/01/20	86,717
3,527	FNMA	4.500	11/01/20	3,706
29,601	FNMA	4.500	12/01/20	31,481
7,884	FNMA	5.000	12/01/20	8,527
109,847	FNMA	6.000	08/01/21	119,435
91,016	FNMA	2.500	03/01/23	94,344
6,662	FNMA	4.500	03/01/23	7,141
27,289	FNMA	5.000	04/01/23	29,666
13,247	FNMA	4.500	06/01/23	14,203
6,274	FNMA	5.000	07/01/23	6,594
20,394	FNMA	5.000	07/01/23	22,164
20,062	FNMA	4.500	04/01/24	21,524
14,556	FNMA	4.000	05/01/24	15,405
2,814	FNMA	5.500	09/01/24	3,167
106,383	FNMA	4.000	02/01/25	112,608
211,112	FNMA	3.500	01/01/26	225,435
328,726	FNMA	2.500	01/01/27	338,386
170,132	FNMA	3.000	01/01/27	178,636
431,107	FNMA	3.000	01/01/27	452,598
992,674	FNMA	2.500	10/01/27	1,021,926
792,551	FNMA	3.000	03/01/28	836,171
401,372	FNMA	2.500	04/01/28	413,092
324,953	FNMA	3.500	12/01/28	344,920
491,267	FNMA	2.500	01/01/30	504,967
385,311	FNMA	3.500	06/01/32	411,394
17,208	FNMA	6.500	07/01/32	20,214
424,250	FNMA	5.500	03/01/34	480,622
985,684	FNMA	3.000	01/01/35	1,021,778
26,603	FNMA	6.500	02/01/35	30,545
11,659	FNMA	7.500	06/01/35	12,663
16,661	FNMA	7.500	07/01/35	17,477
6,577	FNMA	6.500	09/01/36	7,552
20,279	FNMA	7.000	02/01/37	23,700
31,174	FNMA	7.000	04/01/37	34,538
5,470	FNMA	6.500	08/01/37	6,281
7,402	FNMA	7.000	11/01/37	9,093
1,181	FNMA	6.500	02/01/38	1,356
3,584	FNMA	6.500	03/01/38	4,116
152,518	FNMA	6.500	07/01/39	175,120
308,213	FNMA	4.500	09/01/39	342,800
269,438	FNMA	4.500	10/01/39	299,675
129,029	FNMA	5.000	03/01/40	145,855

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 1,378,004	FNMA	5.500%	07/01/40	$1,554,917
677,934	FNMA	6.000	10/01/40	774,039
1,918,578	FNMA	4.500	11/01/40	2,101,296
1,053,836	FNMA	5.000	11/01/40	1,170,413
686,296	FNMA	4.000	12/01/40	742,443
225,565	FNMA	5.000	02/01/41	257,068
838,862	FNMA	4.000	05/01/42	915,289
393,615	FNMA	3.000	07/01/42	404,475
4,138,843	FNMA	3.000	02/01/43	4,241,814
1,565,649	FNMA	3.000	05/01/43	1,603,354
2,482,778	FNMA	4.000	11/01/43	2,685,349
1,395,621	FNMA	4.000	07/01/44	1,517,865
306,476	FNMA	4.500	08/01/44	343,240
341,136	FNMA	3.500	10/01/44	361,996
347,063	FNMA	3.500	10/01/44	368,324
893,556	FNMA	4.000	10/01/44	974,934
496,029	FNMA	4.500	10/01/44	555,565
994,254	FNMA	4.500	11/01/44	1,113,630
994,347	FNMA	4.000	12/01/44	1,084,936
996,006	FNMA	4.000	01/01/45	1,086,933
9,923	Government National Mortgage Association (GNMA)	5.500	07/15/33	11,200
83,492	GNMA	5.500	07/20/33	95,542
13,312	GNMA	5.000	03/15/34	14,846
103,608	GNMA	5.000	06/15/34	115,545
54,750	GNMA	5.500	02/15/37	62,060
28,948	GNMA	5.000	01/15/38	32,304
14,061	GNMA	5.000	04/15/38	15,681
36,832	GNMA	5.500	05/15/38	41,574
8,993	GNMA	6.000	08/15/38	10,254
7,895	GNMA	6.000	08/20/38	8,954
148,078	GNMA	5.500	07/15/39	167,199
20,625	GNMA	5.000	07/20/39	23,135
63,220	GNMA	4.500	04/15/40	69,858
142,485	GNMA	5.000	04/15/40	160,081
28,797	GNMA	5.000	04/15/40	32,114
210,946	GNMA	5.000	05/20/40	236,565
142,145	GNMA	5.000	06/15/40	158,521
667,591	GNMA	4.000	09/15/41	718,828
883,917	GNMA	3.000	09/15/42	916,457
1,674,570	GNMA	3.500	11/15/42	1,794,236
889,872	GNMA	3.000	02/20/43	923,259
395,789	GNMA	3.500	09/20/44	422,595
286,377	GNMA	4.000	10/20/44	307,051
517,396	GNMA	4.500	10/20/44	563,585
501,831	GNMA	3.500	02/15/45	534,786

	TOTAL MORTGAGE BACKED			49,317,498

MUNICIPAL BONDS - 0.7%
250,000	Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	251,550
200,000	New York State Urban Development Corp	1.350	03/15/18	199,654
100,000	State of California	5.450	04/01/15	100,000
200,000	State of California	1.050	02/01/16	200,840
100,000	State of California	5.950	04/01/16	105,203
590,000	State of Illinois	3.860	04/01/21	606,868
200,000	University of Massachusetts Building Authority	0.770	11/01/16	198,994

	TOTAL MUNICIPAL BONDS			1,663,109

U.S. TREASURY SECURITIES - 8.2%
255,000	United States Treasury Bond	5.250	11/15/28	348,055
1,255,000	United States Treasury Bond	5.375	02/15/31	1,781,609
750,000	United States Treasury Bond	4.750	02/15/37	1,056,387
385,000	United States Treasury Bond	2.875	05/15/43	410,476
3,490,000	United States Treasury Bond	3.000	11/15/44	3,824,548

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 2,500,000		United States Treasury Note	0.125%	04/30/15	$2,499,415
2,115,000		United States Treasury Note	0.250	05/31/15	2,115,000
430,000		United States Treasury Note	0.250	10/31/15	430,134
1,000,000		United States Treasury Note	0.375	03/31/16	1,000,859
186,000		United States Treasury Note	0.500	02/28/17	185,855
400,000		United States Treasury Note	1.000	03/15/18	401,407
750,000		United States Treasury Note	1.375	02/29/20	750,234
1,234,000		United States Treasury Note	2.750	02/15/24	1,322,405
3,448,400		United States Treasury Note	2.000	02/15/25	3,470,221

		TOTAL U.S. TREASURY SECURITIES			19,596,605

		TOTAL GOVERNMENT BONDS (Cost $77,344,527)			78,800,320

STRUCTURED ASSETS - 20.2%

ASSET BACKED - 8.2%
230,765	i	ACE Securities Corp Home Equity Loan Trust	0.664	08/25/35	227,339
		Series - 2005 HE5 (Class M2)
250,000	g	Ally Master Owner Trust	4.250	04/15/17	250,356
		Series - 2010 2 (Class A)
250,000	g	Ally Master Owner Trust	4.590	04/15/17	250,351
		Series - 2010 2 (Class B)
500,000		AmeriCredit Automobile Receivables Trust	2.420	05/08/18	505,689
		Series - 2012 3 (Class C)
1,500,000		AmeriCredit Automobile Receivables Trust	1.930	08/08/18	1,510,137
		Series - 2012 4 (Class C)
200,000		AmeriCredit Automobile Receivables Trust	1.790	03/08/19	199,991
		Series - 2013 2 (Class C)
300,000		AmeriCredit Automobile Receivables Trust	1.270	07/08/19	300,319
		Series - 2014 4 (Class A3)
162,554	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	161,724
		Series - 2005 HE7 (Class M2)
83,333	g	Avis Budget Rental Car Funding AESOP LLC	4.640	05/20/16	83,620
		Series - 2010 3A (Class A)
83,333	g	Avis Budget Rental Car Funding AESOP LLC	2.054	08/20/16	83,568
		Series - 2012 1A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	205,410
		Series - 2010 5A (Class B)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	208,169
		Series - 2011 3A (Class B)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	2.802	05/20/18	205,872
		Series - 2012 2A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	199,280
		Series - 2012 3A (Class B)
23,639	i	Bear Stearns Asset Backed Securities Trust	0.914	11/25/39	23,423
		Series - 2005 SD3 (Class 2A1)
349,403		Capital Auto Receivables Asset Trust	1.040	11/21/16	349,762
		Series - 2013 3 (Class A2)
200,000		Capital Auto Receivables Asset Trust	0.790	06/20/17	200,079
		Series - 2013 1 (Class A3)
192,139	g	Capital Automotive REIT	4.700	07/15/42	198,512
		Series - 2012 1A (Class A)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	1,011,557
		Series - 2014 1A (Class A)
270,343	g,i	CBRE Realty Finance CDO	0.554	04/07/52	102,730
		Series - 2007 1A (Class A2)
203,787	i,m	CCR, Inc	0.620	07/10/17	198,816
		Series - 2010 CX (Class C)
86,066		Centex Home Equity	5.540	01/25/32	85,924
		Series - 2002 A (Class AF6)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 500,000	g	DB Master Finance LLC	3.262%	02/20/45	$504,778
		Series - 2015 1A (Class A2I)
175,000	g,i	DB/UBS Mortgage Trust	5.558	11/10/46	198,583
		Series - 2011 LC1A (Class C)
1,642,625	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	1,707,791
		Series - 2012 1A (Class A2)
75,000		Ford Credit Auto Owner Trust	3.210	07/15/17	75,209
		Series - 2011 A (Class D)
200,000		Ford Credit Auto Owner Trust	2.930	10/15/18	204,848
		Series - 2012 B (Class D)
200,000		Ford Credit Auto Owner Trust	2.430	01/15/19	203,149
		Series - 2012 C (Class D)
260,000		Ford Credit Auto Owner Trust	1.860	08/15/19	262,324
		Series - 2013 A (Class D)
500,000		Ford Credit Auto Owner Trust	1.560	02/15/20	502,814
		Series - 2014 C (Class A4)
700,000		Ford Credit Floorplan Master Owner Trust	1.140	06/15/17	700,967
		Series - 2013 3 (Class B)
1,500,000		Ford Credit Floorplan Master Owner Trust	1.740	06/15/17	1,502,187
		Series - 2013 3 (Class D)
200,000	g	Hertz Vehicle Financing LLC	3.740	02/25/17	203,898
		Series - 2010 1A (Class A2)
158,505	i	Lehman XS Trust	6.500	06/25/46	123,869
		Series - 2006 13 (Class 2A1)
166,261	g	Orange Lake Timeshare Trust	3.030	07/09/29	166,815
		Series - 2014 AA (Class B)
6,326	i	Residential Asset Securities Corp	0.819	04/25/35	6,329
		Series - 2005 KS3 (Class M3)
100,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	103,870
		Series - 2006 HI1 (Class M2)
1,361,056		Santander Drive Auto Receivables Trust	0.540	08/15/17	1,360,275
		Series - 2014 3 (Class A2A)
625,000		Santander Drive Auto Receivables Trust	4.740	09/15/17	643,684
		Series - 2011 4 (Class D)
250,000		Santander Drive Auto Receivables Trust	3.870	02/15/18	256,679
		Series - 2012 2 (Class D)
625,000		Santander Drive Auto Receivables Trust	1.590	10/15/18	627,002
		Series - 2014 1 (Class B)
31,595	i	Securitized Asset Backed Receivables LLC	0.474	10/25/35	31,163
		Series - 2006 OP1 (Class A2C)
46,560	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	47,459
		Series - 2011 1A (Class A)
54,063	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	55,161
		Series - 2011 2A (Class B)
48,701	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	49,448
		Series - 2012 2A (Class B)
80,095	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	79,992
		Series - 2013 1A (Class A)
128,153	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	128,456
		Series - 2013 1A (Class B)
415,000	g	SLM Student Loan Trust	4.370	04/17/28	443,717
		Series - 2011 A (Class A2)
105,000	g	SLM Student Loan Trust	3.740	02/15/29	110,631
		Series - 2011 B (Class A2)
400,000	g	SLM Student Loan Trust	3.830	01/17/45	422,807
		Series - 2012 A (Class A2)
195,497	g	SolarCity LMC	4.020	07/20/44	199,284
		Series - 2014 2 (Class A)
28,839	i	Soundview Home Equity Loan Trust	0.474	11/25/35	28,653
		Series - 2005 OPT3 (Class A4)
620,495	g	SpringCastle America Funding LLC	2.700	05/25/23	622,050
		Series - 2014 AA (Class A)
87,543	g,i	Structured Asset Securities Corp	0.394	10/25/36	86,678
		Series - 2006 GEL4 (Class A2)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000	g,i	Vitality Re IV Ltd	2.770%	01/09/17	$203,980
		Series - 2013 IV B (Class )
99,984	g	Volvo Financial Equipment LLC	0.740	03/15/17	99,985
		Series - 2013 1A (Class A3)
73,224	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	74,506
		Series - 2006 N1 (Class N1)
6,984	i	Wells Fargo Home Equity Trust	0.314	07/25/36	6,956
		Series - 2006 2 (Class A3)
400,000		World Financial Network Credit Card Master Trust	3.960	04/15/19	402,744
		Series - 2010 A (Class A)
1,000,000		World Financial Network Credit Card Master Trust	2.150	04/17/23	1,005,473
		Series - 2012 D (Class A)

		TOTAL ASSET BACKED			20,016,842

OTHER MORTGAGE BACKED - 12.0%
2,000,000	i	Banc of America Commercial Mortgage Trust	5.954	05/10/45	2,084,926
		Series - 2006 2 (Class AJ)
200,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	209,884
		Series - 2007 1 (Class AM)
235,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	244,877
		Series - 2007 1 (Class AMFX)
500,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	455,559
		Series - 2007 4 (Class E)
1,175,000	i	Bear Stearns Commercial Mortgage Securities	5.954	09/11/42	1,269,536
		Series - 2007 T28 (Class AJ)
238,522	i	CHL Mortgage Pass-Through Trust	2.467	02/20/35	234,898
		Series - 2004 HYB9 (Class 1A1)
401,686	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	413,531
		Series - 2007 C6 (Class ASB)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,561,770
		Series - 2007 C3 (Class AJ)
1,235,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,332,960
		Series - 2007 C3 (Class AM)
320,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	342,236
		Series - 2007 C2 (Class AMFX)
400,000	i	Commercial Mortgage Trust	5.238	04/10/37	402,527
		Series - 2005 GG5 (Class AJ)
21,063		Countrywide Alternative Loan Trust	5.500	08/25/16	21,521
		Series - 2004 30CB (Class 1A15)
500,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	524,991
		Series - 2007 C2 (Class AJ)
250,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	250,289
		Series - 2005 C3 (Class AJ)
60,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	60,732
		Series - 2005 C5 (Class C)
200,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	201,528
		Series - 2005 C5 (Class AM)
485,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	511,029
		Series - 2006 C4 (Class AM)
75,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	77,254
		Series - 2009 RR1 (Class A3C)
135,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	141,875
		Series - 2007 C1 (Class AM)
52,554	i	Harborview Mortgage Loan Trust	0.398	07/19/47	43,826
		Series - 2007 4 (Class 2A1)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.277	07/15/46	111,643
		Series - 2011 C4 (Class C)
370,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	371,444
		Series - 2005 LDP2 (Class C)
364,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.568	02/15/46	405,493
		Series - 2011 C3 (Class D)
200,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.568	02/15/46	218,477
		Series - 2011 C3 (Class E)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 330,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192%	02/15/51	$358,573
		Series - 2007 LD12 (Class AM)
200,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	207,601
		Series - 2006 C4 (Class B)
400,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	404,492
		Series - 2007 C1 (Class C)
250,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	245,636
		Series - 2007 C1 (Class D)
1,000,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	1,082,370
		Series - 2007 C6 (Class AM)
275,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	278,091
		Series - 2005 C5 (Class AJ)
170,000	i	Merrill Lynch Mortgage Trust	6.267	02/12/51	186,687
		Series - 0 C1 (Class AJA)
300,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	311,420
		Series - 2007 6 (Class AM)
90,000	g,i	Morgan Stanley Capital I Trust	5.877	08/12/41	93,598
		Series - 2006 T23 (Class B)
1,200,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	1,238,170
		Series - 2006 HQ10 (Class AJ)
560,000	i	Morgan Stanley Capital I Trust	5.378	01/14/42	559,830
		Series - 2005 HQ5 (Class E)
55,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	56,926
		Series - 2006 HQ9 (Class B)
100,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	103,104
		Series - 2006 HQ9 (Class C)
22,000	g,i	Morgan Stanley Capital I Trust	5.252	09/15/47	24,180
		Series - 2011 C1 (Class D)
400,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	396,464
		Series - 2007 IQ15 (Class AJ)
22,247		Residential Accredit Loans, Inc	4.350	03/25/34	22,510
		Series - 2004 QS4 (Class A1)
29,716	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	30,099
		Series - 2012 1A (Class A)
40,627	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	40,753
		Series - 0 2A (Class A)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.374	09/25/24	248,728
		Series - 2014 HQ2 (Class M2)
246,948	i	Structured Agency Credit Risk Debt Note (STACR)	1.424	01/25/25	247,452
		Series - 2015 DN1 (Class M1)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.574	01/25/25	253,566
		Series - 2015 DN1 (Class M2)
1,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.373	03/25/25	1,001,250
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.973	03/25/25	249,063
		Series - 2015 HQ1 (Class M3)
200,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.377	12/15/43	192,730
		Series - 2007 C30 (Class AMFL)
1,250,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	1,325,572
		Series - 2007 C30 (Class AM)
980,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,061,903
		Series - 2007 C34 (Class AM)
1,200,000	i	Wachovia Bank Commercial Mortgage Trust	5.947	05/15/46	1,264,868
		Series - 2007 C34 (Class AJ)
2,150,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	2,295,301
		Series - 2007 C31 (Class AM)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.668	04/15/47	197,006
		Series - 2007 C31 (Class C)
1,500,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	1,612,630
		Series - 2007 C32 (Class AMFX)
1,260,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	1,285,509
		Series - 2007 C32 (Class AJ)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	75,841
		Series - 2007 C33 (Class AM)
92,613	i	WaMu Mortgage Pass-Through Certificates	0.524	12/25/45	84,977
		Series - 2005 AR19 (Class A1B3)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276%	11/15/43	$56,336
		Series - 2010 C1 (Class B)
168,645		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	168,173
		Series - 2013 C12 (Class A1)

		TOTAL OTHER MORTGAGE BACKED			28,754,215

		TOTAL STRUCTURED ASSETS (Cost $48,494,594)			48,771,057

		TOTAL BONDS (Cost $222,092,596)			226,820,148

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
5,517	*	Federal Home Loan Mortgage Corp	8.375	12/30/49	22,951
17,265	*	Federal National Mortgage Association	8.250	12/30/49	71,822

		TOTAL BANKS			94,773

		TOTAL PREFERRED STOCKS (Cost $569,550)			94,773

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.5%

TREASURY DEBT - 2.5%
4,000,000	j	United States Treasury Bill	0.000	04/23/15	3,999,956
1,900,000		United States Treasury Bill	0.065	08/27/15	1,899,394

		TOTAL TREASURY DEBT			5,899,350

		TOTAL SHORT-TERM INVESTMENTS (Cost $5,899,370)			5,899,350

		TOTAL INVESTMENTS - 98.9% (Cost $231,956,944)			236,214,181
		OTHER ASSETS & LIABILITIES, NET - 1.1%			2,624,095

		NET ASSETS - 100.0%			$238,838,276

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2015, the total value of these securities amounted to $35,940,420 or 15.0% of net assets.

i	Floating or variable rate security. Coupon reflects the rate at period end.

j	Zero coupon

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 99.0%

CERTIFICATE OF DEPOSIT - 1.6%
$500,000		Banco Del Estado De Chile	0.200%	04/08/15	$500,000
500,000		Banco Del Estado De Chile	0.210	04/20/15	500,000

		TOTAL CERTIFICATE OF DEPOSIT			1,000,000

COMMERCIAL PAPER - 46.2%
500,000	y	Apple, Inc	0.095	04/07/15	499,992
300,000	y	Apple, Inc	0.095	05/11/15	299,968
500,000	y	Australia & New Zealand Banking Group Ltd	0.145	04/13/15	499,976
500,000	y	Australia & New Zealand Banking Group Ltd	0.160	04/16/15	499,967
300,000	y	Australia & New Zealand Banking Group Ltd	0.200	05/20/15	299,918
250,000	y	Bank of Nova Scotia	0.180	06/19/15	249,901
400,000	y	Bedford Row Funding Corp	0.245	06/15/15	399,796
250,000	y	Bedford Row Funding Corp	0.260	08/03/15	249,776
335,000	y	Ciesco LLC	0.200	06/04/15	334,881
331,000	y	Coca-Cola Co	0.130	04/02/15	330,999
415,000	y	Coca-Cola Co	0.110	04/28/15	414,965
275,000	y	Coca-Cola Co	0.110	05/20/15	274,959
250,000	y	Commonwealth Bank of Australia	0.195	04/08/15	249,991
530,000	y	DBS Bank Ltd	0.170	04/06/15	529,987
500,000	y	DBS Bank Ltd	0.165	04/14/15	499,970
400,000	y	DBS Bank Ltd	0.185	05/01/15	399,938
250,000	y	DBS Bank Ltd	0.230	06/09/15	249,890
1,500,000	y	Emerson Electric Co	0.110	04/09/15	1,499,963
1,000,000		Exxon Mobil Corp	0.090	05/11/15	999,900
500,000		General Electric Capital Corp	0.120	05/14/15	499,928
670,000		General Electric Capital Corp	0.240	08/04/15	669,442
338,000		JPMorgan Chase Bank NA	0.190	04/07/15	337,989
152,000		JPMorgan Chase Bank NA	0.190	04/20/15	151,985
105,000		JPMorgan Chase Bank NA	0.200	06/22/15	104,952
132,000		JPMorgan Chase Bank NA	0.300	07/29/15	131,869
275,000		Korea Development Bank	0.210	05/05/15	274,945
700,000		Korea Development Bank	0.205	06/17/15	699,693
500,000	y	Liberty Street Funding LLC	0.190	04/20/15	499,950
500,000	y	Microsoft Corp	0.095	04/15/15	499,982
1,000,000	y	Nestle Capital Corp	0.140	07/08/15	999,619
500,000	y	Novartis Finance Corp	0.110	04/08/15	499,989
500,000	y	Old Line Funding LLC	0.200	07/15/15	499,708
500,000		PACCAR Financial Corp	0.125	06/18/15	499,865
1,000,000	y	Pfizer, Inc	0.115 - 0.130	04/09/15	999,973
625,000	y	Procter & Gamble Co	0.100	05/14/15	624,925
1,000,000	y	Procter & Gamble Co	0.100	06/02/15	999,828
1,300,000		Province of British Columbia	0.110 - 0.125	04/16/15	1,299,938
300,000		Province of Ontario Canada	0.090	04/27/15	299,980
450,000		Province of Ontario Canada	0.120	04/28/15	449,960
760,000		Province of Ontario Canada	0.100 - 0.110	04/30/15	759,937
200,000		Province of Ontario Canada	0.120	05/07/15	199,976
1,000,000	y	Province of Quebec Canada	0.130	05/28/15	999,794
500,000	y	Province of Quebec Canada	0.100	06/08/15	499,906
250,000	y	PSP Capital, Inc	0.170	04/06/15	249,994
905,000	y	PSP Capital, Inc	0.165 - 0.170	04/10/15	904,962
480,000	y	PSP Capital, Inc	0.160	07/06/15	479,795
800,000	y	Toronto-Dominion Holdings USA, Inc	0.170	06/01/15	799,770
500,000	y	Toronto-Dominion Holdings USA, Inc	0.175	07/02/15	499,776
310,000	y	Toronto-Dominion Holdings USA, Inc	0.200	07/13/15	309,823
500,000		Toyota Motor Credit Corp	0.150	04/21/15	499,958
300,000		Toyota Motor Credit Corp	0.150	05/21/15	299,938

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 500,000		Toyota Motor Credit Corp	0.150%	05/26/15	$499,885
300,000	y	Unilever Capital Corp	0.095	05/04/15	299,974
1,000,000	y	Unilever Capital Corp	0.100	05/26/15	999,847
470,000	y	United Overseas Bank Ltd	0.200	04/13/15	469,969
410,000	y	Wal-Mart Stores, Inc	0.100	04/13/15	409,987
270,000	y	Wal-Mart Stores, Inc	0.060	04/27/15	269,988
500,000	y	Westpac Banking Corp	0.180	05/01/15	499,925

		TOTAL COMMERCIAL PAPER			29,782,461

GOVERNMENT AGENCY DEBT - 25.8%
295,000		Federal Home Loan Bank (FHLB)	0.066	04/10/15	294,995
500,000		FHLB	0.070	04/15/15	499,986
910,000		FHLB	0.060 - 0.105	04/17/15	909,966
500,000		FHLB	0.060 - 0.120	04/20/15	499,981
1,000,000		FHLB	0.095	04/24/15	999,939
100,000		FHLB	0.075	04/27/15	99,995
500,000		FHLB	0.062	04/28/15	499,977
706,000		FHLB	0.057 - 0.100	04/29/15	705,958
400,000		FHLB	0.062	05/01/15	399,979
700,000		FHLB	0.060	05/04/15	699,962
200,000		FHLB	0.110	05/05/15	199,979
200,000		FHLB	0.060	05/06/15	199,988
1,000,000		FHLB	0.058 - 0.065	05/08/15	999,937
500,000		FHLB	0.075	05/12/15	499,957
1,000,000		FHLB	0.064 - 0.073	05/13/15	999,920
530,000		FHLB	0.080	05/15/15	529,948
1,030,000		FHLB	0.070 - 0.140	05/18/15	1,029,885
1,150,000		FHLB	0.065 - 0.097	05/20/15	1,149,874
800,000		FHLB	0.100 - 0.105	05/27/15	799,874
300,000		FHLB	0.065	05/29/15	299,969
490,000		FHLB	0.085	06/01/15	489,930
500,000		FHLB	0.067	06/03/15	499,941
500,000		FHLB	0.080	06/05/15	499,928
275,000		FHLB	0.110	06/10/15	274,941
113,000		Federal Home Loan Mortgage Corp (FHLMC)	0.075	04/23/15	112,995
460,000		FHLMC	0.080	05/04/15	459,967
780,000		FHLMC	0.080	06/09/15	779,881
300,000		FHLMC	0.100	07/07/15	299,919
125,000		FHLMC	0.155	07/21/15	124,940
200,000		Federal National Mortgage Association (FNMA)	0.175	04/22/15	199,979
500,000		FNMA	0.060	06/16/15	499,937

		TOTAL GOVERNMENT AGENCY DEBT			16,562,427

TREASURY DEBT - 18.4%
300,000		United States Treasury Bill	0.036	04/09/15	299,998
650,000		United States Treasury Bill	0.041 - 0.050	04/16/15	649,987
688,000		United States Treasury Bill	0.050 - 0.052	04/23/15	687,979
198,000		United States Treasury Bill	0.060 - 0.062	05/07/15	197,988
150,000		United States Treasury Bill	0.061	05/14/15	149,989
500,000		United States Treasury Bill	0.036	06/04/15	499,968
500,000		United States Treasury Bill	0.069	06/18/15	499,925
185,000		United States Treasury Bill	0.061 - 0.081	06/25/15	184,972
165,000		United States Treasury Bill	0.061	07/23/15	164,968
423,000		United States Treasury Bill	0.056 - 0.081	08/06/15	422,903
110,000		United States Treasury Bill	0.081	08/13/15	109,967
664,000		United States Treasury Bill	0.060 - 0.101	08/20/15	663,777
500,000		United States Treasury Bill	0.071	08/27/15	499,854
200,000		United States Treasury Bill	0.113	09/24/15	199,890
64,000		United States Treasury Bill	0.160	11/12/15	63,936
67,000		United States Treasury Bill	0.135	12/10/15	66,937
173,000		United States Treasury Bill	0.196 - 0.198	02/04/16	172,707
565,000		United States Treasury Note	0.375	04/15/15	565,070
450,000		United States Treasury Note	0.125	04/30/15	450,022
220,000		United States Treasury Note	0.250	05/15/15	220,050

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 750,000		United States Treasury Note	0.375%	06/15/15	$750,385
420,000		United States Treasury Note	0.375	06/30/15	420,294
1,050,000		United States Treasury Note	0.250	07/15/15	1,050,340
400,000		United States Treasury Note	0.250	07/31/15	400,240
790,000		United States Treasury Note	0.375	08/31/15	790,769
525,000		United States Treasury Note	0.250	09/15/15	525,295
200,000		United States Treasury Note	0.250	09/30/15	200,113
665,000		United States Treasury Note	0.250	10/15/15	665,210
140,000		United States Treasury Note	0.250	11/30/15	140,070
100,000		United States Treasury Note	0.250	12/31/15	100,023

		TOTAL TREASURY DEBT			11,813,626

VARIABLE RATE SECURITIES - 7.0%
500,000	i	Federal Farm Credit Bank (FFCB)	0.160	04/01/15	500,000
500,000	i	FFCB	0.180	05/27/15	499,992
500,000	i	FFCB	0.200	08/10/15	500,045
500,000	i	FFCB	0.140	03/29/16	499,798
500,000	i	FFCB	0.172	03/02/17	500,003
500,000	i	Federal Home Loan Bank (FHLB)	0.220	08/14/15	500,065
500,000	i	FHLB	0.200	08/19/15	500,000
500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.181	01/13/17	499,910
500,000	i	Wells Fargo Bank NA	0.310	03/10/16	500,000

		TOTAL VARIABLE RATE SECURITIES			4,499,813

		TOTAL SHORT-TERM INVESTMENTS (Cost $63,658,327)			63,658,327

		TOTAL PORTFOLIO - 99.0% (Cost $63,658,327)			63,658,327
		OTHER ASSETS & LIABILITIES, NET - 1.0%			641,176

		NET ASSETS - 100.0%			$64,299,503

i	Floating or variable rate security. Coupon reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 03/31/2015, the aggregate value of these securities was $21,102,321 or 32.8% of net assets.

TIAA-CREF LIFE FUNDS - Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 50.2%
859,701	TIAA-CREF Life Bond Fund	$22,369,421

	TOTAL FIXED INCOME	22,369,421

INTERNATIONAL EQUITY - 10.0%
226,454	TIAA-CREF Life International Equity Fund	4,452,086

	TOTAL INTERNATIONAL EQUITY	4,452,086

U.S. EQUITY - 39.7%
145,535	TIAA-CREF Life Growth Equity Fund	4,109,897
114,571	TIAA-CREF Life Growth & Income Fund	4,425,863
102,748	TIAA-CREF Life Large-Cap Value Fund	3,830,459
23,028	TIAA-CREF Life Real Estate Securities Fund	886,561
25,225	TIAA-CREF Life Small-Cap Equity Fund	890,694
76,482	TIAA-CREF Life Stock Index Fund	3,536,519

	TOTAL U.S. EQUITY	17,679,993

	TOTAL TIAA-CREF FUNDS (Cost $43,486,523)	44,501,500

	TOTAL INVESTMENTS - 99.9% (Cost $43,486,523)	44,501,500
	OTHER ASSETS & LIABILITIES, NET - 0.1%	30,233

	NET ASSETS - 100.0%	$44,531,733

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, Money Market Fund and Balanced Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New accounting pronouncement: In June 2014, the FASB issued Accounting Standards Update No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (the “Update”). The Update will require, amongst other items, additional disclosures for transactions that are accounted for as secured borrowings, such as loaned securities. The Update is effective for annual reporting periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Accounts expect to adopt the Update for the June 30, 2015 semiannual report.

New rule issuance: In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund’s financial statements and related disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, including money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2015, there were no material transfers between levels by the Funds.

As of March 31, 2015, 100% of the value of investments in the Small-Cap Equity Fund, Social Choice Equity Fund and Balanced Fund were valued based on Level 1 inputs. The Real Estate Securities Fund held a Level 3 security valued at zero. All other investments were valued based on Level 1 inputs.

As of March 31, 2015, 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

The following table summarizes the market value of the Funds’ investments as of March 31, 2015, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Equity investments:
Information Technology	$27,862,097	$309,535	$—	$28,171,632
All other equity investments*	48,714,493	—	—	48,714,493
Short-term investments	1,285,026	—	—	1,285,026
Total	$77,861,616	$309,535	$—	$78,171,151
Growth & Income
Equity investments:
Consumer discretionary	$26,721,530	$182	$—	$26,721,712
Consumer staples	13,972,683	1,565,605	—	15,538,288
Financials	18,115,949	591,881	—	18,707,830
Health care	22,202,882	1,624,280	—	23,827,162
Information Technology	33,833,211	646,224	—	34,479,435
Materials	3,780,014	674,892	—	4,454,906
All other equity investments*	28,678,021	—	—	28,678,021
Short-term investments	939,881	—	—	939,881
Purchased options**	693	—	—	693
Written options**	(5,585)	—	—	(5,585)
Total	$148,239,279	$5,103,064	$—	$153,342,343
Large-Cap Value
Equity investments:
Consumer discretionary	$11,137,208	$490,194	$—	$11,627,402
Consumer staples	6,350,627	675,358	—	7,025,985
Health care	15,538,354	637,854	—	16,176,208
Industrials	10,193,223	351,965	160	10,545,348
Materials	3,697,434	728,397	—	4,425,831
All other equity investments*	61,081,222	—	—	61,081,222
Short-term investments	1,498,802	—	—	1,498,802
Total	$109,496,870	$2,883,768	$160	$112,380,798
Stock Index
Equity investments:
Health care	$48,683,144	$—	$1,193	$48,684,337
Telecommunication services	6,692,390	—	1,789	6,694,179
All other equity investments*	277,935,042	—	—	277,935,042
Short-term investments	8,726,484	—	—	8,726,484
Futures**	(600)	—	—	(600)
Total	$342,036,460	$—	$2,982	$342,039,442
International Equity
Equity investments:
Asia	$—	$26,435,813	$—	$26,435,813
Australasia	—	559,600	—	559,600
Europe	—	69,236,251	—	69,236,251
All other equity investments*	—	1,639,428	—	1,639,428
Short-term investments	7,143,197	—	—	7,143,197
Total	$7,143,197	$97,871,092	$—	$105,014,289
Bond
Bank loan obligations	$—	$3,399,910	$—	$3,399,910
Corporate bonds	—	99,248,771	—	99,248,771
Government bonds	—	78,800,320	—	78,800,320
Structured assets	—	48,771,057	—	48,771,057
Preferred stocks	94,773	—	—	94,773
Short-term investments	—	5,899,350	—	5,899,350
Total	$94,773	$236,119,408	$—	$236,214,181

*	For detailed categories, see the accompanying Schedule of investments.

**	Derivative instruments, excluding purchased options, are not reflected in the Schedule of investments.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At March 31, 2015, the Funds held the following open futures contracts:

Fund	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Small-Cap Equity	Russell 2000 Mini Index	4	$499,560	June 2015	$(1,491)
Stock Index	S&P 500 E Mini Index	2	206,080	June 2015	(600)

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets and price movements in underlying security values.

Purchased options outstanding as of March 31, 2015 were as follows:

	Number of contracts	Value
Growth & Income Fund
Micron Technology Inc., Put, 4/2/15 at $25.5	21	$693

Written options outstanding as of March 31, 2015 were as follows:

	Number of contracts	Value
Growth & Income Fund
Acuity Brands, Inc., Call, 4/17/15 at $185	3	$(420)
Acuity Brands, Inc., Put, 4/17/15 at $155	3	(675)
Cavium, Inc., Put, 4/17/15 at $65	6	(330)
Google, Inc., Put, 4/2/15 at $535	2	(68)
Harman International Industries, Call, 4/17/15 at $145	3	(128)
HollyFrontier Corp., Call, 4/2/15 at $40.5	18	(900)
Intel Corp., Put, 4/10/15 at $29	31	(248)
Micron Technology, Inc., Call, 4/2/15 at $30	21	(189)
Micron Technology, Inc., Put, 4/2/15 at $24	21	(231)
Mylan NV, Put, 4/17/15 at $57.5	9	(1,080)
Netflix, Inc., Call, 4/2/15 at $425	1	(80)
NXP Semiconductors NV, Call, 4/17/15 at $110	9	(576)
Restoration Hardware Holdings, Call, 4/17/15 at $105	6	(372)
Sonic Corp, Put, 4/17/15 at $30	9	(288)
Total	142	$(5,585)

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Note 4—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Balanced Fund invests its assets in shares of the affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at December 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at March 31, 2015
TIAA-CREF Life Balanced Fund
TIAA-CREF Life Growth Equity	$3,379,374	$696,180	$136,014	$(3,848)	$—	$4,109,897
TIAA-CREF Life Growth & Income	3,705,141	674,485	72,572	(4,933)	—	4,425,863
TIAA-CREF Life Large-Cap Value	3,290,586	607,737	120,460	(7,183)	—	3,830,459
TIAA-CREF Life Real Estate Securities	738,902	158,603	49,141	389	—	886,561
TIAA-CREF Life Small Cap Equity	742,402	138,578	33,915	(3,140)	—	890,694
TIAA-CREF Life Stock Index	2,962,068	590,316	74,793	(379)	—	3,536,519
TIAA-CREF Life International Equity	3,597,330	676,697	115,895	(5,194)	—	4,452,086
TIAA-CREF Life Bond	18,481,266	4,033,644	518,200	(5,613)	4	22,369,421
	$36,897,069	$7,576,240	$1,120,990	$(29,901)	$4	$44,501,500

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Growth Equity	$60,352,844	$18,198,260	$(379,953)	$17,818,307
Growth & Income	120,136,580	34,154,722	(943,374)	33,211,348
Large-Cap Value	93,955,073	20,381,509	(1,955,784)	18,425,725
Real Estate Securities	103,267,918	33,107,505	(738,183)	32,369,322
Small-Cap Equity	46,689,376	9,975,360	(1,304,588)	8,670,772
Social Choice Equity	47,485,138	25,151,064	(1,622,407)	23,528,657
Stock Index	205,557,781	146,611,506	(10,129,245)	136,482,261
International Equity	95,971,870	12,295,043	(3,252,624)	9,042,419
Bond	231,956,944	5,574,697	(1,317,460)	4,257,237
Balanced	43,486,523	1,017,555	(2,578)	1,014,977

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: May 19, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 19, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Date: May 19, 2015	By:	/s/ Philip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer